UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 9 of its series, Wells Fargo Advantage Diversified Capital Builder Fund, Wells Fargo Advantage Diversified Income Builder Fund, Wells Fargo Advantage Index Asset Allocation Fund, Wells Fargo Advantage C&B Mid Cap Value Fund, Wells Fargo Advantage Common Stock Fund, Wells Fargo Advantage Discovery Fund, Wells Fargo Advantage Enterprise Fund, Wells Fargo Advantage Opportunity Fund, and Wells Fargo Advantage Special Mid Cap Value Fund. Each series had a September 30 fiscal year end.

Date of reporting period: March 31, 2014

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Diversified Capital Builder Fund

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Capital Builder Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. That said, the final three months of the reporting period were marked by heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine.

Within equity markets over the six-month reporting period, U.S. stocks (measured by the S&P 500 Index1) had the best returns, followed by developed-country international equities (measured by the MSCI EAFE Index2) while emerging markets equities (measured by the MSCI Emerging Markets Index3) were up only slightly. Fixed-income results favored corporate bonds (measured by the Barclays U.S. Corporate Bond Index4) over U.S. Treasury bonds (measured by the Barclays U.S. Treasury Index5). Short-term interest rates remained ultra low.

Monetary policy remained accommodative and economic growth appeared sustainable.

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Fed kept its key interest rate near zero. Entering the reporting period, the Fed had committed to purchase mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December 2013, however, the Fed conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program by $10 billion in January 2014.

In November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

4.	The Barclays U.S. Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

5.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	3

Returns by asset class were mixed, but generally positive.

The U.S. stock market outperformed foreign markets during the six-month period. The S&P 500 Index rose 12.51% and the MSCI EAFE Index rose 5.36%, while the MSCI Emerging Markets Index rose 1.49%. The U.S. was the fastest-growing developed country, which benefited U.S. companies. Emerging markets faced a number of challenges, including the spillover effect of slower growth in China as well as volatile currency movements that tempered investor demand for emerging markets equities.

Most bond sectors gained, particularly lower-credit-quality bonds, despite a renewed confidence in economic growth and higher interest rates across much of the yield curve. Interest rates drifted higher as investors tried to anticipate when the Fed would begin raising its key interest rate. Early in 2014, new Fed Chair Janet Yellen suggested that the time frame for the first increase in short-term interest rates might be as soon as the first half of 2015, sooner than most market participants had expected. Meanwhile, credit spreads narrowed, driving outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. Investment-grade bonds (measured by the Barclays U.S. Aggregate Bond Index6) returned 1.70% and high-yield bonds (measured by the Barclays U.S. Corporate High Yield Index7) returned 6.67% during the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

6.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

7.	The Barclays U.S. Corporate High Yield Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Advantage Diversified Capital Builder Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Diversified Capital Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKBAX)	1-20-1998	10.93	17.21	4.70	17.65	18.64	5.33	1.20	1.20
Class B (EKBBX)*	9-11-1935	11.72	17.64	4.82	16.72	17.85	4.82	1.95	1.95
Class C (EKBCX)	1-22-1998	15.75	17.77	4.56	16.75	17.77	4.56	1.95	1.95
Administrator Class (EKBDX)	7-30-2010	–	–	–	17.96	18.87	5.50	1.04	0.95
Institutional Class (EKBYX)	1-26-1998	–	–	–	18.09	19.07	5.68	0.77	0.77
Diversified Capital Builder Blended Index[4]	–	–	–	–	18.58	20.88	8.07	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–	–	–	–	7.51	17.95	8.46	–	–
Russell 1000® Index[6]	–	–	–	–	22.41	21.73	7.80	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk, high-yield risk securities, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	7

Ten largest holdings[7] (%) as of March 31, 2014
CVS Caremark Corporation	4.51
LyondellBasell Industries Class A	4.47
Comcast Corporation Class A	3.68
Tronox Finance LLC, 6.38%, 8-15-2020	3.66
FEI Company	3.62
Genuine Parts Company	3.42
Covidien plc	3.33
Becton Dickinson & Company	2.55
AbbVie Incorporated	2.37
Automatic Data Processing Incorporated	2.33

Portfolio allocation[8] as of March 31, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Capital Builder Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After FeeWaiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.95% for Administrator class, and 0.78% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Capital Builder Blended Index is composed of the following indexes: Russell 1000® Index (75%) and BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (25%). You cannot invest directly in an index.

5.	The BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

6.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

7.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Diversified Capital Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,149.75	$6.43	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,144.11	$10.42	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,145.35	$10.43	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,151.13	$5.09	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Class
Actual	$1,000.00	$1,151.47	$4.18	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.04	$3.93	0.78%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	9

Security name	Shares	Value

Common Stocks: 83.45%

Consumer Discretionary: 10.51%

Auto Components: 0.24%
Johnson Controls Incorporated	30,000	$1,419,600

Distributors: 3.42%
Genuine Parts Company	235,000	20,409,750

Hotels, Restaurants & Leisure: 0.56%
Marriott International Incorporated Class A	60,000	3,361,200

Household Durables: 2.30%
Jarden Corporation †	230,000	13,760,900

Media: 3.99%
Comcast Corporation Class A	440,000	22,008,800
DISH Network Corporation †	30,000	1,866,300

		23,875,100

Consumer Staples: 6.48%

Food & Staples Retailing: 4.51%
CVS Caremark Corporation	360,000	26,949,600

Food Products: 0.15%
Mondelez International Incorporated Class A	25,000	863,750

Household Products: 0.31%
Colgate-Palmolive Company	20,000	1,297,400
Kimberly-Clark Corporation	5,000	551,250

		1,848,650

Personal Products: 1.51%
Estee Lauder Companies Incorporated Class A	135,000	9,028,800

Energy: 7.26%

Energy Equipment & Services: 0.96%
Bristow Group Incorporated	50,000	3,776,000
Schlumberger Limited	20,000	1,950,000

		5,726,000

Oil, Gas & Consumable Fuels: 6.30%
ConocoPhillips Company	70,000	4,924,500
Energy Transfer LP	200,000	9,350,000
EOG Resources Incorporated	30,000	5,885,100
Kinder Morgan Incorporated	185,000	6,010,650
Marathon Oil Corporation	60,000	2,131,200
Plains All American Pipeline LP	170,000	9,370,400

		37,671,850

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Financials: 2.08%

Banks: 1.26%
PNC Financial Services Group Incorporated	30,000	$2,610,000
Regions Financial Corporation	225,000	2,499,750
SunTrust Banks Incorporated	60,000	2,387,400

		7,497,150

Insurance: 0.82%
Chubb Corporation	55,000	4,911,500

Health Care: 16.33%

Biotechnology: 1.27%
Amgen Incorporated	20,000	2,466,800
Medivation Incorporated †	80,000	5,149,600

		7,616,400

Health Care Equipment & Supplies: 6.62%
Becton Dickinson & Company	130,000	15,220,400
CareFusion Corporation †	100,000	4,022,000
Covidien plc	270,000	19,888,200
Meridian Diagnostics Incorporated	20,000	435,800

		39,566,400

Health Care Providers & Services: 1.38%
DaVita HealthCare Partners Incorporated †	40,000	2,754,000
McKesson Corporation	25,000	4,414,250
Owens & Minor Incorporated	30,000	1,050,900

		8,219,150

Life Sciences Tools & Services: 1.01%
Thermo Fisher Scientific Incorporated	50,000	6,012,000

Pharmaceuticals: 6.05%
AbbVie Incorporated	275,000	14,135,000
Allergan Incorporated	40,000	4,964,000
Eli Lilly & Company	50,000	2,943,000
Forest Laboratories Incorporated †	30,000	2,768,100
Mylan Laboratories Incorporated †	190,000	9,277,700
Salix Pharmaceuticals Limited †	20,000	2,072,200

		36,160,000

Industrials: 18.04%

Aerospace & Defense: 4.90%
General Dynamics Corporation	70,000	7,624,400
Lockheed Martin Corporation	85,000	13,875,400
Precision Castparts Corporation	10,000	2,527,600
United Technologies Corporation	45,000	5,257,800

		29,285,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	11

Security name	Shares	Value

Building Products: 2.14%
Apogee Enterprises Incorporated	125,000	$4,153,750
Lennox International Incorporated	95,000	8,636,450

		12,790,200

Construction & Engineering: 0.54%
Chicago Bridge & Iron Company NV	30,000	2,614,500
Dycom Industries Incorporated †	20,000	632,200

		3,246,700

Electrical Equipment: 4.84%
AMETEK Incorporated	155,000	7,980,950
Regal Beloit Corporation	70,000	5,089,700
Rockwell Automation Incorporated	45,000	5,604,750
Roper Industries Incorporated	45,000	6,007,950
Sensata Technologies Holdings NV †	100,000	4,264,000

		28,947,350

Industrial Conglomerates: 0.19%
Danaher Corporation	15,000	1,125,000

Machinery: 4.09%
Chart Industries Incorporated †	5,000	397,750
Donaldson Company Incorporated	40,000	1,696,000
Flowserve Corporation	80,000	6,267,200
IDEX Corporation	110,000	8,017,900
Pall Corporation	90,000	8,052,300

		24,431,150

Road & Rail: 1.34%
Hertz Global Holdings Incorporated †	300,000	7,992,000

Information Technology: 10.30%

Electronic Equipment, Instruments & Components: 5.92%
Amphenol Corporation Class A	150,000	13,747,500
FEI Company	210,000	21,634,200

		35,381,700

IT Services: 2.33%
Automatic Data Processing Incorporated	180,000	13,906,800

Software: 0.17%
Nuance Communications Incorporated «†	60,000	1,030,200

Technology Hardware, Storage & Peripherals: 1.88%
Seagate Technology plc	200,000	11,232,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name			Shares	Value

Materials: 7.30%

Chemicals: 7.30%
Eastman Chemical Company			15,000	$1,293,150
FMC Corporation			60,000	4,593,600
LyondellBasell Industries Class A			300,000	26,682,000
PPG Industries Incorporated			10,000	1,934,600
Sigma-Aldrich Corporation			25,000	2,334,500
Valspar Corporation			30,000	2,163,600
Westlake Chemical Corporation			70,000	4,632,600

				43,634,050

Utilities: 5.15%

Electric Utilities: 3.88%
American Electric Power Company Incorporated			150,000	7,599,000
Edison International			140,000	7,925,400
Pinnacle West Capital Corporation			140,000	7,652,400

				23,176,800

Gas Utilities: 0.12%
Atmos Energy Corporation			15,000	706,950

Independent Power & Renewable Electricity Producers: 1.15%
AES Corporation			425,000	6,069,000
NRG Energy Incorporated			25,000	795,000

				6,864,000

Total Common Stocks (Cost $400,673,877)				498,647,900

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 12.89%

Energy: 1.14%

Energy Equipment & Services: 0.70%
Bristow Group Incorporated	6.25%	10-15-2022	$2,000,000	2,120,000
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,000,000	1,045,000
Regency Energy Partners LP	5.88	3-1-2022	1,000,000	1,037,500

				4,202,500

Oil, Gas & Consumable Fuels: 0.44%
Atlas Pipeline Partners LP	5.88	8-1-2023	650,000	641,875
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,000,000	1,990,000

				2,631,875

Health Care: 3.32%

Health Care Providers & Services: 0.18%
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	1,000,000	1,065,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals: 3.14%
Salix Pharmaceuticals Incorporated 144A	6.00%	1-15-2021	$2,500,000	$2,668,750
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	11,253,000	12,181,373
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	3,560,000	3,933,800

				18,783,923

Industrials: 1.59%

Building Products: 0.22%
Dycom Investments Incorporated	7.13	1-15-2021	1,200,000	1,294,500

Commercial Services & Supplies: 0.33%
Iron Mountain Incorporated	5.75	8-15-2024	2,000,000	1,947,500

Electrical Equipment: 0.25%
General Cable Corporation 144A	6.50	10-1-2022	1,500,000	1,522,500

Road & Rail: 0.79%
Hertz Corporation	6.25	10-15-2022	4,425,000	4,734,750

Materials: 4.15%

Chemicals: 4.15%
Kraton Polymers LLC	6.75	3-1-2019	1,770,000	1,880,625
Olin Corporation	5.50	8-15-2022	1,000,000	1,022,500
Tronox Finance LLC «	6.38	8-15-2020	21,288,000	21,873,420

				24,776,545

Utilities: 2.69%

Independent Power & Renewable Electricity Producers: 2.69%
AES Corporation	5.50	3-15-2024	3,000,000	2,977,500
NRG Energy Incorporated	6.63	3-15-2023	500,000	518,750
NRG Energy Incorporated	7.88	5-15-2021	11,418,000	12,559,800

				16,056,050

Total Corporate Bonds and Notes (Cost $73,524,264)				77,015,143

Yankee Corporate Bonds and Notes: 0.99%

Industrials: 0.66%

Electrical Equipment: 0.66%
Sensata Technologies BV 144A	4.88	10-15-2023	4,000,000	3,930,000

Information Technology: 0.33%

Technology Hardware, Storage & Peripherals: 0.33%
Seagate HDD (Cayman) 144A	4.75	6-1-2023	2,000,000	1,975,000

Total Yankee Corporate Bonds and Notes (Cost $5,873,166)				5,905,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Capital Builder Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 5.46%

Investment Companies: 5.46%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	17,502,024	$17,502,024
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.09	15,145,264	15,145,264

Total Short-Term Investments (Cost $32,647,288)			32,647,288

Total investments in securities
(Cost $512,718,595) *	102.79%	614,215,331
Other assets and liabilities, net	(2.79)	(16,687,757)

Total net assets	100.00%	$597,527,574

†	Non-income-earning security

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $512,500,623 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$102,594,789
Gross unrealized depreciation	(880,081)

Net unrealized appreciation	$101,714,708

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$581,568,043
In affiliated securities, at value (see cost below)	32,647,288

Total investments, at value (see cost below)	614,215,331
Receivable for investments sold	2,589,165
Receivable for Fund shares sold	126,391
Receivable for dividends and interest	2,065,893
Receivable for securities lending income	4,514
Prepaid expenses and other assets	133,473

Total assets	619,134,767

Liabilities
Payable for investments purchased	4,904,201
Payable for Fund shares redeemed	775,459
Payable upon receipt of securities loaned	15,145,264
Advisory fee payable	304,611
Distribution fees payable	31,989
Due to other related parties	142,669
Accrued expenses and other liabilities	303,000

Total liabilities	21,607,193

Total net assets	$597,527,574

NET ASSETS CONSIST OF
Paid-in capital	$536,003,067
Undistributed net investment income	466,085
Accumulated net realized losses on investments	(40,438,314)
Net unrealized gains on investments	101,496,736

Total net assets	$597,527,574

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$437,543,630
Shares outstanding – Class A	48,462,132
Net asset value per share – Class A	$9.03
Maximum offering price per share – Class A2	$9.58
Net assets – Class B	$6,100,916
Shares outstanding – Class B	670,856
Net asset value per share – Class B	$9.09
Net assets – Class C	$44,119,653
Shares outstanding – Class C	4,882,310
Net asset value per share – Class C	$9.04
Net assets – Administrator Class	$8,671,629
Shares outstanding – Administrator Class	959,692
Net asset value per share – Administrator Class	$9.04
Net assets – Institutional Class	$101,091,746
Shares outstanding – Institutional Class	11,255,425
Net asset value per share – Institutional Class	$8.98

Investments in unaffiliated securities (including securities on loan), at cost	$480,071,307

Investments in affiliated securities, at cost	$32,647,288

Total investments, at cost	$512,718,595

Securities on loan, at value	$14,822,723

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Capital Builder Fund	Statement of operations—six months ended March 31, 2014 (unaudited)

Investment income
Dividends	$4,668,507
Interest	2,366,465
Securities lending income, net	22,677
Income from affiliated securities	2,267

Total investment income	7,059,916

Expenses
Advisory fee	1,830,679
Administration fees
Fund level	155,093
Class A	546,292
Class B	8,267
Class C	54,821
Administrator Class	3,565
Institutional Class	57,795
Shareholder servicing fees
Class A	525,281
Class B	7,949
Class C	52,713
Administrator Class	8,602
Distribution fees
Class B	23,848
Class C	158,139
Custody and accounting fees	21,154
Professional fees	25,378
Registration fees	45,740
Shareholder report expenses	69,486
Trustees’ fees and expenses	6,608
Other fees and expenses	9,778

Total expenses	3,611,188
Less: Fee waivers and/or expense reimbursements	(21,520)

Net expenses	3,589,668

Net investment income	3,470,248

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	64,356,565
Net change in unrealized gains (losses) on investments	19,083,194

Net realized and unrealized gains (losses) on investments	83,439,759

Net increase in net assets resulting from operations	$86,910,007

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Diversified Capital Builder Fund	17

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment income		$3,470,248		$10,337,226
Net realized gains on investments		64,356,565		56,902,141
Net change in unrealized gains (losses) on investments		19,083,194		20,604,806

Net increase in net assets resulting from operations		86,910,007		87,844,173

Distributions to shareholders from
Net investment income
Class A		(1,943,969)		(6,474,175)
Class B		(3,992)		(62,222)
Class C		(38,422)		(338,328)
Administrator Class		(47,574)		(87,817)
Institutional Class		(820,838)		(3,162,236)

Total distributions to shareholders		(2,854,795)		(10,124,778)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	372,105	3,193,477	988,049	7,459,210
Class B	5,110	43,143	13,623	102,631
Class C	197,077	1,662,709	456,565	3,573,365
Administrator Class	304,071	2,698,468	680,652	5,251,900
Institutional Class	1,056,136	8,846,510	5,136,491	37,970,601

		16,444,307		54,357,707

Reinvestment of distributions
Class A	210,502	1,823,008	817,169	6,011,822
Class B	415	3,508	7,691	55,750
Class C	3,996	33,960	42,113	305,059
Administrator Class	3,927	34,291	7,966	59,321
Institutional Class	90,703	776,154	411,012	3,018,578

		2,670,921		9,450,530

Payment for shares redeemed
Class A	(2,748,350)	(23,340,386)	(7,524,370)	(56,004,245)
Class B	(152,777)	(1,299,838)	(360,469)	(2,709,323)
Class C	(351,982)	(2,983,753)	(981,014)	(7,336,338)
Administrator Class	(213,891)	(1,845,828)	(257,295)	(1,947,957)
Institutional Class	(8,970,863)	(78,593,919)	(7,089,654)	(53,439,056)

		(108,063,724)		(121,436,919)

Net decrease in net assets resulting from capital share transactions		(88,948,496)		(57,628,682)

Total increase (decrease) in net assets		(4,893,284)		20,090,713

Net assets
Beginning of period		602,420,858		582,330,145

End of period		$597,527,574		$602,420,858

Undistributed (overdistributed) net investment income		$466,085		$(149,368)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended March 31
CLASS A		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$7.89	$6.93	$5.65	$6.02	$6.02	$4.18	$8.28
Net investment income	0.04	0.12	0.15	0.10	0.07	0.05	0.11
Net realized and unrealized gains (losses) on investments	1.14	0.96	1.29	(0.36)	0.00 [3]	1.85	(3.33)

Total from investment operations	1.18	1.08	1.44	(0.26)	0.07	1.90	(3.22)
Distributions to shareholders from
Net investment income	(0.04)	(0.12)	(0.16)	(0.11)	(0.07)	(0.06)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.04)	(0.12)	(0.16)	(0.11)	(0.07)	(0.06)	(0.88)
Net asset value, end of period	$9.03	$7.89	$6.93	$5.65	$6.02	$6.02	$4.18
Total return[4]	14.97%	15.75%	25.58%	(4.53)%	1.21%	45.51%	(38.57)%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.20%	1.21%	1.21%	1.17%	1.14%	1.06%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.15%	1.14%	1.04%
Net investment income	1.07%	1.66%	2.40%	1.57%	2.47%	1.07%	1.74%
Supplemental data
Portfolio turnover rate	49%	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$437,544	$399,535	$390,705	$364,533	$435,454	$467,224	$366,237

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended March 31
CLASS B		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$7.95	$6.98	$5.69	$6.05	$6.05	$4.19	$8.29
Net investment income	0.01 [3]	0.07 [3]	0.11 [3]	0.06 [3]	0.05 [3]	0.02 [3]	0.06 [3]
Net realized and unrealized gains (losses) on investments	1.14	0.96	1.28	(0.37)	0.00 [4]	1.86	(3.33)

Total from investment operations	1.15	1.03	1.39	(0.31)	0.05	1.88	(3.27)
Distributions to shareholders from
Net investment income	(0.01)	(0.06)	(0.10)	(0.05)	(0.05)	(0.02)	(0.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.01)	(0.06)	(0.10)	(0.05)	(0.05)	(0.02)	(0.83)
Net asset value, end of period	$9.09	$7.95	$6.98	$5.69	$6.05	$6.05	$4.19
Total return[5]	14.41%	14.87%	24.62%	(5.20)%	0.83%	45.17%	(39.13)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.95%	1.96%	1.96%	1.92%	1.89%	1.80%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.89%	1.89%	1.78%
Net investment income	0.32%	0.94%	1.65%	0.81%	1.72%	0.34%	0.96%
Supplemental data
Portfolio turnover rate	49%	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$6,101	$6,502	$8,077	$10,360	$16,329	$17,992	$18,115

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September30				Year ended March 31
CLASS C		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$7.90	$6.94	$5.66	$6.02	$6.03	$4.18	$8.29
Net investment income	0.01	0.07	0.10	0.05	0.05	0.02	0.06
Net realized and unrealized gains (losses) on investments	1.14	0.96	1.29	(0.35)	(0.01)	1.85	(3.34)

Total from investment operations	1.15	1.03	1.39	(0.30)	0.04	1.87	(3.28)
Distributions to shareholders from
Net investment income	(0.01)	(0.07)	(0.11)	(0.06)	(0.05)	(0.02)	(0.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.01)	(0.07)	(0.11)	(0.06)	(0.05)	(0.02)	(0.83)
Net asset value, end of period	$9.04	$7.90	$6.94	$5.66	$6.02	$6.03	$4.18
Total return[3]	14.54%	14.86%	24.63%	(5.14)%	0.67%	44.70%	(39.13)%
Ratios to average net assets (annualized)
Gross expenses	1.96%	1.95%	1.96%	1.96%	1.92%	1.88%	1.82%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.90%	1.88%	1.80%
Net investment income	0.32%	0.91%	1.65%	0.79%	1.72%	0.32%	1.01%
Supplemental data
Portfolio turnover rate	49%	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$44,120	$39,758	$38,279	$35,665	$40,197	$43,558	$33,077

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Capital Builder Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$7.90	$6.94	$5.66	$5.99	$5.79
Net investment income	0.06 [2]	0.14 [2]	0.17 [2]	0.13 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	1.13	0.96	1.28	(0.37)	0.22

Total from investment operations	1.19	1.10	1.45	(0.24)	0.24
Distributions to shareholders from
Net investment income	(0.05)	(0.14)	(0.17)	(0.09)	(0.04)
Net asset value, end of period	$9.04	$7.90	$6.94	$5.66	$5.99
Total return[3]	15.11%	16.06%	25.84%	(4.25)%	4.08%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.04%	1.03%	1.04%	1.14%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.99%
Net investment income	1.29%	1.84%	2.65%	1.86%	2.26%
Supplemental data
Portfolio turnover rate	49%	70%	79%	56%	31%
Net assets, end of period (000s omitted)	$8,672	$6,836	$3,015	$3,632	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified Capital Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended March 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1,2]	2010[1]	2009[1]
Net asset value, beginning of period	$7.85	$6.90	$5.62	$5.99	$5.99	$4.16	$8.25
Net investment income	0.06 [3]	0.15	0.18 [3]	0.14 [3]	0.08	0.06	0.13
Net realized and unrealized gains (losses) on investments	1.13	0.95	1.28	(0.37)	0.00 [4]	1.84	(3.32)

Total from investment operations	1.19	1.10	1.46	(0.23)	0.08	1.90	(3.19)
Distributions to shareholders from
Net investment income	(0.06)	(0.15)	(0.18)	(0.14)	(0.08)	(0.07)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(0.75)

Total distributions to shareholders	(0.06)	(0.15)	(0.18)	(0.14)	(0.08)	(0.07)	(0.90)
Net asset value, end of period	$8.98	$7.85	$6.90	$5.62	$5.99	$5.99	$4.16
Total return[5]	15.15%	16.17%	26.23%	(4.08)%	1.32%	45.84%	(38.43)%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.77%	0.78%	0.78%	0.85%	0.89%	0.81%
Net expenses	0.78%	0.77%	0.78%	0.77%	0.83%	0.89%	0.79%
Net investment income	1.52%	2.08%	2.80%	1.99%	2.81%	1.32%	1.99%
Supplemental data
Portfolio turnover rate	49%	70%	79%	56%	31%	63%	60%
Net assets, end of period (000s omitted)	$101,092	$149,790	$142,256	$71,195	$86,592	$104,142	$84,042

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Capital Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Capital Builder Fund.

2.	For the six months ended September 30, 2010. The Fund changed its fiscal year end from March 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

24	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $104,667,825 with $73,717,301 expiring in 2017 and $30,950,524 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	25

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$62,826,550	$0	$0	$62,826,550
Consumer staples	38,690,800	0	0	38,690,800
Energy	43,397,850	0	0	43,397,850
Financials	12,408,650	0	0	12,408,650
Health care	97,573,950	0	0	97,573,950
Industrials	107,817,600	0	0	107,817,600
Information technology	61,550,700	0	0	61,550,700
Materials	43,634,050	0	0	43,634,050
Utilities	30,747,750	0	0	30,747,750
Corporate bonds and notes	0	77,015,143	0	77,015,143
Yankee corporate bonds and notes	0	5,905,000	0	5,905,000
Short-term investments
Investment companies	17,502,024	15,145,264	0	32,647,288
	$516,149,924	$98,065,407	$0	$614,215,331

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.59% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

26	Wells Fargo Advantage Diversified Capital Builder Fund	Notes to financial statements (unaudited)

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 0.95% for Administrator Class shares and 0.78% for Institutional Class shares .

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $6,203 from the sale of Class A shares and $111 and $31 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $301,639,362 and $403,018,972, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $501 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified Capital Builder Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for all periods under review except for the ten-year period. The Board also noted that the performance of the Fund was lower than its benchmark, the Diversified Capital Builder Blended Index, for all periods under review.

Other information (unaudited)	Wells Fargo Advantage Diversified Capital Builder Fund	31

The Board received information concerning, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the ten-year period and the benchmark for all periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance during that period. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

32	Wells Fargo Advantage Diversified Capital Builder Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Diversified Capital Builder Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224306 05-14 SA225/SAR225 03-14

Wells Fargo Advantage

Diversified Income Builder Fund

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Diversified Income Builder Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified Income Builder Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. That said, the final three months of the reporting period were marked by heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine.

Within equity markets over the six-month reporting period, U.S. stocks (measured by the S&P 500 Index1) had the best returns, followed by developed-country international equities (measured by the MSCI EAFE Index2) while emerging markets equities (measured by the MSCI Emerging Markets Index3) were up only slightly. Fixed-income results favored corporate bonds (measured by the Barclays U.S. Corporate Bond Index4) over U.S. Treasury bonds (measured by the Barclays U.S. Treasury Index5). Short-term interest rates remained ultra low.

Monetary policy remained accommodative and economic growth appeared sustainable.

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Fed kept its key interest rate near zero. Entering the reporting period, the Fed had committed to purchase mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December 2013, however, the Fed conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program by $10 billion in January 2014.

In November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

4.	The Barclays U.S. Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

5.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	3

Returns by asset class were mixed, but generally positive.

The U.S. stock market outperformed foreign markets during the six-month period. The S&P 500 Index rose 12.51% and the MSCI EAFE Index rose 5.36%, while the MSCI Emerging Markets Index rose 1.49%. The U.S. was the fastest-growing developed country, which benefited U.S. companies. Emerging markets faced a number of challenges, including the spillover effect of slower growth in China as well as volatile currency movements that tempered investor demand for emerging markets equities.

Most bond sectors gained, particularly lower-credit-quality bonds, despite a renewed confidence in economic growth and higher interest rates across much of the yield curve. Interest rates drifted higher as investors tried to anticipate when the Fed would begin raising its key interest rate. Early in 2014, new Fed Chair Janet Yellen suggested that the time frame for the first increase in short-term interest rates might be as soon as the first half of 2015, sooner than most market participants had expected. Meanwhile, credit spreads narrowed, driving outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. Investment-grade bonds (measured by the Barclays U.S. Aggregate Bond Index6) returned 1.70% and high-yield bonds (measured by the Barclays U.S. Corporate High Yield Index7) returned 6.67% during the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

6.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

7.	The Barclays U.S. Corporate High Yield Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Advantage Diversified Income Builder Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Diversified Income Builder Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of current income and capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Margaret Patel

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (EKSAX)	4-14-1987	1.50	12.27	4.42	7.62	13.62	5.04	1.12	1.08
Class B (EKSBX)*	2-1-1993	1.97	12.53	4.49	6.97	12.78	4.49	1.87	1.83
Class C (EKSCX)	2-1-1993	5.81	12.76	4.27	6.81	12.76	4.27	1.87	1.83
Administrator Class (EKSDX)	7-30-2010	–	–	–	7.88	13.90	5.13	0.96	0.90
Institutional Class (EKSYX)	1-13-1997	–	–	–	8.10	14.12	5.33	0.69	0.69
Diversified Income Builder Blended Index[4]	–	–	–	–	11.12	18.99	8.40	–	–
BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index[5]	–	–	–	–	7.51	17.95	8.46	–	–
Russell 1000® Index[6]	–	–	–	–	22.41	21.73	7.80	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk and high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	7

Ten largest holdings[7] (%) as of March 31, 2014
Tronox Finance LLC, 6.38%, 8-15-2020	5.24
Kraton Polymers LLC, 6.75%, 3-1-2019	4.49
NRG Energy Incorporated, 7.88%, 5-15-2021	4.21
Hertz Corporation, 6.25%, 10-15-2022	3.91
Seagate Technology HDD, 4.75%, 6-1-2023	3.65
Hornbeck Offshore Services Incorporated, 5.88%, 4-1-2020	3.31
Valeant Pharmaceuticals International Incorporated, 7.25%, 7-15-2022	2.63
Dycom Investments Incorporated, 7.13%, 1-15-2021	2.56
Atlas Pipeline Partners LP, 5.88%, 8-1-2023	2.34
DISH DBS Corporation, 5.00%, 3-15-2023	2.17

Portfolio allocation[8] as of March 31, 2014

1.	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares and has been adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Diversified Income Builder Fund.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.08% for Class A, 1.83% for Class B, 1.83% for Class C, 0.90% for Administrator Class, and 0.71% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	Source: Wells Fargo Funds Management, LLC. The Diversified Income Builder Blended Index is composed of the following indexes: Russell 1000® Index (25%) and BofA Merrill Lynch High Yield U.S. Corporates, Cash Pay Index (75%). You cannot invest directly in an index.

5.	The BofAMerrill Lynch High Yield U.S. Corporates, Cash Pay Index is an unmanaged market index that provides a broad-based performance measure of the non-investment grade U.S. domestic bond index. This index was previously named the BofA Merrill Lynch High Yield Master Index. You cannot invest directly in an index.

6.	The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

7.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

8.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

8	Wells Fargo Advantage Diversified Income Builder Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,085.79	$5.62	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Class B
Actual	$1,000.00	$1,083.19	$9.50	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Class C
Actual	$1,000.00	$1,081.66	$9.50	1.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.81	$9.20	1.83%
Administrator Class
Actual	$1,000.00	$1,088.07	$4.69	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Institutional Class
Actual	$1,000.00	$1,089.20	$3.65	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	9

Security name	Shares	Value

Common Stocks: 26.79%

Consumer Discretionary: 3.32%

Distributors: 1.14%
Genuine Parts Company	50,000	$4,342,500

Household Durables: 0.79%
Jarden Corporation †	50,000	2,991,500

Media: 1.39%
Comcast Corporation Class A	105,000	5,252,100

Consumer Staples: 1.86%

Food & Staples Retailing: 1.38%
CVS Caremark Corporation	70,000	5,240,200

Personal Products: 0.48%
Estee Lauder Companies Incorporated Class A	27,000	1,805,759

Energy: 2.57%

Energy Equipment & Services: 0.10%
Bristow Group Incorporated	5,000	377,600

Oil, Gas & Consumable Fuels: 2.47%
ConocoPhillips Company	30,000	2,110,500
Energy Transfer LP	55,000	2,571,250
Kinder Morgan Incorporated	50,000	1,624,500
Plains All American Pipeline LP	55,000	3,031,600

		9,337,850

Financials: 0.19%

Insurance: 0.19%
Chubb Corporation	8,000	714,400

Health Care: 6.26%

Biotechnology: 0.33%
Amgen Incorporated	10,000	1,233,400

Health Care Equipment & Supplies: 2.56%
Becton Dickinson & Company	40,000	4,683,200
CareFusion Corporation †	15,000	603,300
Covidien plc	60,000	4,419,600

		9,706,100

Health Care Providers & Services: 0.09%
Owens & Minor Incorporated	10,000	350,300

Life Sciences Tools & Services: 0.32%
Thermo Fisher Scientific Incorporated	10,000	1,202,400

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Pharmaceuticals: 2.96%
AbbVie Incorporated	80,000	$4,112,000
Allergan Incorporated	10,000	1,241,000
Eli Lilly & Company	25,000	1,471,500
Mylan Incorporated †	90,000	4,394,700

		11,219,200

Industrials: 5.42%

Aerospace & Defense: 2.34%
General Dynamics Corporation	15,000	1,633,800
Lockheed Martin Corporation	37,000	6,039,880
United Technologies Corporation	10,000	1,168,400

		8,842,080

Building Products: 0.64%
Apogee Enterprises Incorporated	18,000	598,140
Lennox International Incorporated	20,000	1,818,200

		2,416,340

Electrical Equipment: 1.28%
AMETEK Incorporated	20,000	1,029,800
Regal Beloit Corporation	8,000	581,680
Rockwell Automation Incorporated	10,000	1,245,500
Roper Industries Incorporated	15,000	2,002,650

		4,859,630

Machinery: 0.95%
Flowserve Corporation	25,000	1,958,500
IDEX Corporation	10,000	728,900
Pall Corporation	10,000	894,700

		3,582,100

Road & Rail: 0.21%
Hertz Global Holdings Incorporated †	30,000	799,200

Information Technology: 3.07%

Electronic Equipment, Instruments & Components: 1.48%
Amphenol Corporation Class A	22,000	2,016,300
FEI Company	35,000	3,605,700

		5,622,000

IT Services: 0.92%
Automatic Data Processing Incorporated	45,000	3,476,700

Technology Hardware, Storage & Peripherals: 0.67%
Seagate Technology plc	45,000	2,527,200

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	11

Security name			Shares	Value

Materials: 2.43%

Chemicals: 2.43%
FMC Corporation			5,000	$382,800
LyondellBasell Industries NV Class A			85,000	7,559,900
Sigma-Aldrich Corporation			5,000	466,900
Westlake Chemical Corporation			12,000	794,160

				9,203,760

Utilities: 1.67%

Electric Utilities: 1.29%
American Electric Power Company Incorporated			25,000	1,266,500
Edison International			35,000	1,981,350
Pinnacle West Capital Corporation			30,000	1,639,800

				4,887,650

Independent Power & Renewable Electricity Producers: 0.38%
AES Corporation			100,000	1,428,000

Total Common Stocks (Cost $85,047,486)				101,417,969

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 64.30%

Consumer Discretionary: 5.28%

Auto Components: 1.03%
Lear Corporation 144A	4.75%	1-15-2023	$4,000,000	3,900,000

Media: 2.17%
DISH DBS Corporation	5.00	3-15-2023	8,160,000	8,221,200

Specialty Retail: 2.08%
Penske Auto Group Incorporated	5.75	10-1-2022	7,511,000	7,848,995

Consumer Staples: 0.64%

Food Products: 0.64%
Post Holdings Incorporated	7.38	2-15-2022	2,000,000	2,150,000
Post Holdings Incorporated 144A	7.38	2-15-2022	250,000	268,750

				2,418,750

Energy: 9.91%

Energy Equipment & Services: 5.56%
Atwood Oceanics Incorporated	6.50	2-1-2020	2,500,000	2,687,500
Bristow Group Incorporated	6.25	10-15-2022	2,000,000	2,120,000
Dresser-Rand Group Incorporated	6.50	5-1-2021	3,485,000	3,720,238
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	12,000,000	12,540,000

				21,067,738

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 4.35%
Atlas Pipeline Partners LP	5.88%	8-1-2023	$8,966,000	$8,853,925
Regency Energy Partners LP	4.50	11-1-2023	1,000,000	930,000
Regency Energy Partners LP	5.88	3-1-2022	500,000	518,750
Sabine Pass Liquefaction LLC	5.63	2-1-2021	5,000,000	5,156,250
Tesoro Corp Company Guar	5.13	4-1-2024	1,000,000	995,000

				16,453,925

Financials: 0.41%

REITs: 0.41%
Sabra Health Care Incorporated	5.38	6-1-2023	1,500,000	1,537,500

Health Care: 9.80%

Health Care Equipment & Supplies: 2.38%
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,077,500
Fresenius Medical Care Holdings Incorporated 144A	5.88	1-31-2022	3,000,000	3,187,500
Hologic Incorporated	6.25	8-1-2020	4,500,000	4,758,750

				9,023,750

Pharmaceuticals: 7.42%
Endo Pharmaceuticals Holdings Incorporated	7.00	12-15-2020	7,440,000	8,016,600
Forest Laboratories Incorporated 144A	5.00	12-15-2021	3,000,000	3,172,500
Salix Pharmaceuticals Incorporated 144A	6.00	1-15-2021	5,500,000	5,871,250
Valeant Pharmaceuticals International Incorporated 144A	7.00	10-1-2020	1,000,000	1,082,500
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	9,000,000	9,945,000

				28,087,850

Industrials: 12.48%

Commercial Services & Supplies: 2.71%
Clean Harbors Incorporated	5.13	6-1-2021	2,000,000	2,040,000
Iron Mountain Incorporated	5.75	8-15-2024	8,427,000	8,205,791

				10,245,791

Construction & Engineering: 2.56%
Dycom Investments Incorporated	7.13	1-15-2021	9,000,000	9,708,750

Electrical Equipment: 2.15%
General Cable Corporation 144A	6.50	10-1-2022	8,000,000	8,120,000

Machinery: 1.15%
Actuant Corporation	5.63	6-15-2022	1,165,000	1,214,513
Oshkosh Corporation 144A	5.38	3-1-2022	3,100,000	3,154,250

				4,368,763

Road & Rail: 3.91%
Hertz Corporation	6.25	10-15-2022	13,829,000	14,797,030

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 2.39%

Electronic Equipment, Instruments & Components: 0.94%
Belden Incorporated 144A	5.50%	9-1-2022	$3,500,000	$3,543,750

IT Services: 1.45%
Neustar Incorporated	4.50	1-15-2023	6,350,000	5,508,625

Materials: 15.03%

Chemicals: 6.47%
Huntsman International LLC	4.88	11-15-2020	1,100,000	1,106,875
Kraton Polymers LLC	6.75	3-1-2019	16,000,000	17,000,000
Olin Corporation	5.50	8-15-2022	6,250,000	6,390,625

				24,497,500

Containers & Packaging: 2.82%
Greif Incorporated	7.75	8-1-2019	1,200,000	1,374,000
Sealed Air Corporation 144A	5.25	4-1-2023	3,650,000	3,686,500
Sealed Air Corporation 144A	6.50	12-1-2020	3,000,000	3,307,500
Sealed Air Corporation 144A	8.38	9-15-2021	2,000,000	2,302,500

				10,670,500

Metals & Mining: 5.74%
Commercial Metals Company	4.88	5-15-2023	2,000,000	1,920,000
Tronox Finance LLC «	6.38	8-15-2020	19,300,000	19,830,750

				21,750,750

Telecommunication Services: 1.98%

Wireless Telecommunication Services: 1.98%
SBA Communications Corporation	5.63	10-1-2019	3,300,000	3,456,750
SBA Telecommunications Incorporated	5.75	7-15-2020	2,000,000	2,095,000
SBA Telecommunications Incorporated	8.25	8-15-2019	1,836,000	1,948,455

				7,500,205

Utilities: 6.38%

Independent Power & Renewable Electricity Producers: 6.38%
AES Corporation	4.88	5-15-2023	1,000,000	955,000
AES Corporation	5.50	3-15-2024	1,000,000	992,500
AES Corporation	8.00	6-1-2020	2,550,000	3,009,000
Calpine Corporation 144A	5.88	1-15-2024	500,000	507,500
Calpine Corporation 144A	6.00	1-15-2022	1,625,000	1,706,250
NRG Energy Incorporated	6.63	3-15-2023	1,000,000	1,037,500
NRG Energy Incorporated	7.88	5-15-2021	14,500,000	15,950,000

				24,157,750

Total Corporate Bonds and Notes (Cost $235,503,489)				243,429,122

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified Income Builder Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 6.06%

Energy: 0.85%

Energy Equipment & Services: 0.85%
Precision Drilling Corporation	6.63%	11-15-2020	$3,000,000	$3,210,000

Industrials: 1.56%

Electrical Equipment: 1.56%
Sensata Technologies BV 144A	4.88	10-15-2023	6,000,000	5,895,000

Information Technology: 3.65%

Technology Hardware, Storage & Peripherals: 3.65%
Seagate HDD (Cayman) 144A	4.75	6-1-2023	14,000,000	13,825,000

Total Yankee Corporate Bonds and Notes (Cost $22,686,306)				22,930,000

	Yield		Shares
Short-Term Investments: 4.72%

Investment Companies: 4.72%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		6,422,008	6,422,008
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)	0.09		11,459,070	11,459,070

Total Short-Term Investments (Cost $17,881,078)				17,881,078

Total investments in securities (Cost $361,118,359) *	101.87%	385,658,169
Other assets and liabilities, net	(1.87)	(7,088,254)

Total net assets	100.00%	$378,569,915

†	Non-income-earning security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $361,101,477 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$26,035,060
Gross unrealized depreciation	(1,478,368)

Net unrealized appreciation	$24,556,692

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	15

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$367,777,091
In affiliated securities, at value (see cost below)	17,881,078

Total investments, at value (see cost below)	385,658,169
Receivable for investments sold	931,371
Receivable for Fund shares sold	2,675,462
Receivable for dividends and interest	4,392,777
Receivable for securities lending income	2,907
Prepaid expenses and other assets	58,146

Total assets	393,718,832

Liabilities
Dividends payable	173,891
Payable for investments purchased	1,935,643
Payable for Fund shares redeemed	1,133,984
Payable upon receipt of securities loaned	11,459,070
Advisory fee payable	147,488
Distribution fees payable	75,220
Due to other related parties	85,244
Accrued expenses and other liabilities	138,377

Total liabilities	15,148,917

Total net assets	$378,569,915

NET ASSETS CONSIST OF
Paid-in capital	$345,621,359
Overdistributed net investment income	(147,690)
Accumulated net realized gains on investments	8,556,436
Net unrealized gains on investments	24,539,810

Total net assets	$378,569,915

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$162,531,347
Shares outstanding – Class A	25,429,752
Net asset value per share – Class A	$6.39
Maximum offering price per share – Class A2	$6.78
Net assets – Class B	$3,834,917
Shares outstanding – Class B	597,769
Net asset value per share – Class B	$6.42
Net assets – Class C	$113,735,979
Shares outstanding – Class C	17,761,189
Net asset value per share – Class C	$6.40
Net assets – Administrator Class	$48,793,858
Shares outstanding – Administrator Class	7,779,165
Net asset value per share – Administrator Class	$6.27
Net assets – Institutional Class	$49,673,814
Shares outstanding – Institutional Class	7,927,587
Net asset value per share – Institutional Class	$6.27

Investments in unaffiliated securities (including securities on loan), at cost	$343,237,281

Investments in affiliated securities, at cost	$17,881,078

Total investments, at cost	$361,118,359

Securities on loan, at value	$11,222,258

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified Income Builder Fund	Statement of operations—six months ended March 31, 2014 (unaudited)

Investment income
Interest	$7,891,799
Dividends*	1,046,195
Securities lending income, net	20,734
Income from affiliated securities	1,433

Total investment income	8,960,161

Expenses
Advisory fee	928,487
Administration fees
Fund level	92,849
Class A	208,016
Class B	5,393
Class C	146,673
Administrator Class	22,308
Institutional Class	19,917
Shareholder servicing fees
Class A	200,016
Class B	5,186
Class C	141,032
Administrator Class	52,386
Distribution fees
Class B	15,558
Class C	423,096
Custody and accounting fees	13,667
Professional fees	28,521
Registration fees	33,881
Shareholder report expenses	37,255
Trustees’ fees and expenses	6,052
Other fees and expenses	6,063

Total expenses	2,386,356
Less: Fee waivers and/or expense reimbursements	(77,497)

Net expenses	2,308,859

Net investment income	6,651,302

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	8,748,113
Net change in unrealized gains (losses) on investments	15,270,161

Net realized and unrealized gains (losses) on investments	24,018,274

Net increase in net assets resulting from operations	$30,669,576

* Net of foreign dividend withholding taxes in the amount of	$263

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Diversified Income Builder Fund	17

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment income		$6,651,302		$14,685,630
Net realized gains on investments		8,748,113		20,532,038
Net change in unrealized gains (losses) on investments		15,270,161		(13,113,077)

Net increase in net assets resulting from operations		30,669,576		22,104,591

Distributions to shareholders from
Net investment income
Class A		(2,987,747)		(6,352,476)
Class B		(61,926)		(183,448)
Class C		(1,682,802)		(3,882,646)
Administrator Class		(871,630)		(1,819,347)
Institutional Class		(1,025,204)		(2,466,358)
Net realized gains
Class A		(3,535,976)		0
Class B		(92,462)		0
Class C		(2,482,437)		0
Administrator Class		(1,001,962)		0
Institutional Class		(1,121,083)		0

Total distributions to shareholders		(14,863,229)		(14,704,275)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,499,429	9,410,724	7,909,737	49,088,272
Class B	38,031	241,385	80,750	496,165
Class C	989,422	6,199,475	3,385,432	21,001,892
Administrator Class	2,401,129	14,801,732	5,802,892	35,213,664
Institutional Class	210,515	1,290,116	455,070	2,775,145

		31,943,432		108,575,138

Reinvestment of distributions
Class A	950,903	5,926,539	913,899	5,646,871
Class B	21,269	132,980	25,530	158,223
Class C	536,652	3,347,024	488,560	3,024,505
Administrator Class	241,397	1,477,742	237,824	1,442,937
Institutional Class	342,483	2,093,133	403,088	2,442,105

		12,977,418		12,714,641

Payment for shares redeemed
Class A	(3,011,261)	(18,865,825)	(7,031,351)	(43,407,278)
Class B	(202,636)	(1,272,824)	(436,215)	(2,703,309)
Class C	(2,030,808)	(12,750,785)	(4,725,962)	(29,239,530)
Administrator Class	(2,035,009)	(12,482,461)	(4,935,159)	(30,055,468)
Institutional Class	(914,401)	(5,626,201)	(2,602,628)	(15,702,395)

		(50,998,096)		(121,107,980)

Net increase (decrease) in net assets resulting from capital share transactions		(6,077,246)		181,799

Total increase in net assets		9,729,101		7,582,115

Net assets
Beginning of period		368,840,814		361,258,699

End of period		$378,569,915		$368,840,814

Overdistributed net investment income		$(147,690)		$(169,683)

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended April 30
CLASS A		2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.13	$6.00	$5.26	$5.57	$5.46	$4.58	$6.06
Net investment income	0.12	0.25	0.28	0.28	0.13	0.25	0.26
Net realized and unrealized gains (losses) on investments	0.40	0.13	0.74	(0.27)	0.11	0.87	(1.45)

Total from investment operations	0.52	0.38	1.02	0.01	0.24	1.12	(1.19)
Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.28)	(0.32)	(0.13)	(0.24)	(0.26)
Net realized gains	(0.14)	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.26)	(0.25)	(0.28)	(0.32)	(0.13)	(0.24)	(0.29)
Net asset value, end of period	$6.39	$6.13	$6.00	$5.26	$5.57	$5.46	$4.58
Total return[3]	8.58%	6.37%	19.86%	(0.28)%	4.42%	24.93%	(19.64)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.12%	1.14%	1.13%	1.10%	1.07%	1.07%
Net expenses	1.08%	1.08%	1.08%	1.08%	1.05%	1.07%	1.07%
Net investment income	3.75%	4.03%	4.93%	4.86%	5.74%	4.96%	5.15%
Supplemental data
Portfolio turnover rate	28%	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$162,531	$159,229	$145,156	$134,340	$154,005	$146,340	$108,773

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended April 30
CLASS B		2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.15	$6.02	$5.28	$5.59	$5.48	$4.60	$6.08
Net investment income	0.09 [3]	0.21 [3]	0.24 [3]	0.24 [3]	0.11 [3]	0.21 [3]	0.22 [3]
Net realized and unrealized gains (losses) on investments	0.41	0.12	0.74	(0.27)	0.11	0.87	(1.45)

Total from investment operations	0.50	0.33	0.98	(0.03)	0.22	1.08	(1.23)
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.22)
Net realized gains	(0.14)	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.23)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.25)
Net asset value, end of period	$6.42	$6.15	$6.02	$5.28	$5.59	$5.48	$4.60
Total return[4]	8.32%	5.57%	18.92%	(1.01)%	4.09%	23.65%	(19.99)%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.87%	1.88%	1.88%	1.85%	1.82%	1.81%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.80%	1.82%	1.81%
Net investment income	3.00%	3.31%	4.21%	4.11%	5.01%	4.18%	4.33%
Supplemental data
Portfolio turnover rate	28%	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$3,835	$4,557	$6,449	$7,971	$16,089	$17,379	$19,309

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended April 30
CLASS C		2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.14	$6.01	$5.27	$5.58	$5.47	$4.60	$6.07
Net investment income	0.09	0.20	0.24	0.24	0.11	0.22	0.22 [3]
Net realized and unrealized gains (losses) on investments	0.40	0.13	0.74	(0.27)	0.11	0.85	(1.44)

Total from investment operations	0.49	0.33	0.98	(0.03)	0.22	1.07	(1.22)
Distributions to shareholders from
Net investment income	(0.09)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.22)
Net realized gains	(0.14)	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.23)	(0.20)	(0.24)	(0.28)	(0.11)	(0.20)	(0.25)
Net asset value, end of period	$6.40	$6.14	$6.01	$5.27	$5.58	$5.47	$4.60
Total return[4]	8.17%	5.58%	18.94%	(1.02)%	4.09%	23.69%	(20.03)%
Ratios to average net assets (annualized)
Gross expenses	1.88%	1.87%	1.89%	1.88%	1.85%	1.82%	1.82%
Net expenses	1.83%	1.83%	1.83%	1.83%	1.80%	1.82%	1.82%
Net investment income	2.99%	3.29%	4.18%	4.12%	5.01%	4.22%	4.41%
Supplemental data
Portfolio turnover rate	28%	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$113,736	$112,113	$114,896	$101,140	$93,159	$93,423	$57,096

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Diversified Income Builder Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$6.01	$5.89	$5.16	$5.46	$5.33
Net investment income	0.12	0.26	0.28	0.29 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	0.40	0.12	0.74	(0.26)	0.12

Total from investment operations	0.52	0.38	1.02	0.03	0.18
Distributions to shareholders from
Net investment income	(0.12)	(0.26)	(0.29)	(0.33)	(0.05)
Net realized gains	(0.14)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.26)	(0.26)	(0.29)	(0.33)	(0.05)
Net asset value, end of period	$6.27	$6.01	$5.89	$5.16	$5.46
Total return[3]	8.81%	6.43%	20.15%	0.00%	3.42%
Ratios to average net assets (annualized)
Gross expenses	0.95%	0.96%	0.97%	0.89%	1.02%
Net expenses	0.90%	0.90%	0.90%	0.87%	0.90%
Net investment income	3.92%	4.21%	5.10%	5.09%	5.80%
Supplemental data
Portfolio turnover rate	28%	60%	72%	65%	21%
Net assets, end of period (000s omitted)	$48,794	$43,135	$35,727	$35,157	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified Income Builder Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended April 30
INSTITUTIONAL CLASS		2013	2012	2011	2010[1],[2]	2010[1]	2009[1]
Net asset value, beginning of period	$6.01	$5.88	$5.16	$5.46	$5.36	$4.48	$5.96
Net investment income	0.13 [3]	0.27 [3]	0.30 [3]	0.30	0.14	0.27	0.26
Net realized and unrealized gains (losses) on investments	0.40	0.13	0.72	(0.26)	0.09	0.86	(1.45)

Total from investment operations	0.53	0.40	1.02	0.04	0.23	1.13	(1.19)
Distributions to shareholders from
Net investment income	(0.13)	(0.27)	(0.30)	(0.34)	(0.13)	(0.25)	(0.26)
Net realized gains	(0.14)	0.00	0.00	0.00	0.00	0.00	(0.03)

Total distributions to shareholders	(0.27)	(0.27)	(0.30)	(0.34)	(0.13)	(0.25)	(0.29)
Net asset value, end of period	$6.27	$6.01	$5.88	$5.16	$5.46	$5.36	$4.48
Total return[4]	8.92%	6.83%	20.18%	0.18%	4.41%	25.68%	(19.85)%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.69%	0.71%	0.70%	0.76%	0.82%	0.84%
Net expenses	0.70%	0.69%	0.71%	0.69%	0.74%	0.82%	0.84%
Net investment income	4.13%	4.43%	5.32%	5.27%	6.10%	5.31%	5.65%
Supplemental data
Portfolio turnover rate	28%	60%	72%	65%	21%	55%	57%
Net assets, end of period (000s omitted)	$49,674	$49,807	$59,031	$61,029	$84,780	$195,418	$58,710

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Diversified Income Builder Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen Diversified Income Builder Fund.

2.	For the five months ended September 30, 2010. The Fund changed its fiscal year end from April 30 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

24	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements (unaudited)

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

Notes to financial statements (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	25

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$12,586,100	$0	$0	$12,586,100
Consumer staples	7,045,959	0	0	7,045,959
Energy	9,715,450	0	0	9,715,450
Financials	714,400	0	0	714,400
Health care	23,711,400	0	0	23,711,400
Industrials	20,499,350	0	0	20,499,350
Information technology	11,625,900	0	0	11,625,900
Materials	9,203,760	0	0	9,203,760
Utilities	6,315,650	0	0	6,315,650

Corporate bonds and notes	0	243,429,122	0	243,429,122

Yankee corporate bonds and notes	0	22,930,000	0	22,930,000

Short-term investments
Investment companies	6,422,008	11,459,070	0	17,881,078
	$107,839,977	$277,818,192	$0	$385,658,169

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.50% and declining to 0.40% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

26	Wells Fargo Advantage Diversified Income Builder Fund	Notes to financial statements (unaudited)

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.08% for Class A shares, 1.83% for Class B shares, 1.83% for Class C shares, 0.90% for Administrator Class shares, and 0.71% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $15,459 from the sale of Class A shares and $665 and $746 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $102,391,832 and $122,485,148, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $385 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified Income Builder Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that while the performance of the Fund was lower than its benchmark, the Diversified Income Builder Blended Index, for all periods under review, the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for all periods under review.

Other information (unaudited)	Wells Fargo Advantage Diversified Income Builder Fund	31

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were equal to or lower than the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The

32	Wells Fargo Advantage Diversified Income Builder Fund	Other information (unaudited)

Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Diversified Income Builder Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224307 05-14 SA226/SAR226 03-14

Wells Fargo Advantage

Index Asset Allocation Fund

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Index Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Index Asset Allocation Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. That said, the final three months of the reporting period were marked by heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine.

Within equity markets over the six-month reporting period, U.S. stocks (measured by the S&P 500 Index1) had the best returns, followed by developed-country international equities (measured by the MSCI EAFE Index2) while emerging markets equities (measured by the MSCI Emerging Markets Index3) were up only slightly. Fixed-income results favored corporate bonds (measured by the Barclays U.S. Corporate Bond Index4) over U.S. Treasury bonds (measured by the Barclays U.S. Treasury Index5). Short-term interest rates remained ultra low.

Monetary policy remained accommodative and economic growth appeared sustainable.

The Federal Reserve (Fed) and other developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Fed kept its key interest rate near zero. Entering the reporting period, the Fed had committed to purchase mortgage-backed securities to support the housing market and long-term U.S. Treasuries to keep interest rates low. In mid-December 2013, however, the Fed conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program by $10 billion in January 2014.

In November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

4.	The Barclays U.S. Corporate Bond Index is an unmanaged market-value-weighted index of investment-grade corporate fixed-rate debt issues with maturities of one year or more. You cannot invest directly in an index.

5.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of 1 to 30 years. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	3

Returns by asset class were mixed, but generally positive.

The U.S. stock market outperformed foreign markets during the six-month period. The S&P 500 Index rose 12.51% and the MSCI EAFE Index rose 5.36%, while the MSCI Emerging Markets Index rose 1.49%. The U.S. was the fastest-growing developed country, which benefited U.S. companies. Emerging markets faced a number of challenges, including the spillover effect of slower growth in China as well as volatile currency movements that tempered investor demand for emerging markets equities.

Most bond sectors gained, particularly lower-credit-quality bonds, despite a renewed confidence in economic growth and higher interest rates across much of the yield curve. Interest rates drifted higher as investors tried to anticipate when the Fed would begin raising its key interest rate. Early in 2014, new Fed Chair Janet Yellen suggested that the time frame for the first increase in short-term interest rates might be as soon as the first half of 2015, sooner than most market participants had expected. Meanwhile, credit spreads narrowed, driving outperformance in credit-sensitive sectors as solid economic growth boosted company revenue and profits and kept default rates low. Investment-grade bonds (measured by the Barclays U.S. Aggregate Bond Index6) returned 1.70% and high-yield bonds (measured by the Barclays U.S. Corporate High Yield Index7) returned 6.67% during the six-month period.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

6.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. You cannot invest directly in an index.

7.	The Barclays U.S. Corporate High Yield Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

4	Wells Fargo Advantage Index Asset Allocation Fund	Letter to shareholders (unaudited)

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

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6	Wells Fargo Advantage Index Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Christian Chan, CFA

Kandarp Acharya, CFA, FRM

Average annual total returns (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]
Class A (SFAAX)	11-13-1986	8.34	15.79	5.79	14.96	17.17	6.42	1.18	1.15
Class B (SASBX)*	1-1-1995	9.14	16.08	5.87	14.14	16.30	5.87	1.93	1.90
Class C (WFALX)	4-1-1998	13.09	16.29	5.62	14.09	16.29	5.62	1.93	1.90
Administrator Class (WFAIX)	11-8-1999	–	–	–	15.23	17.47	6.69	1.02	0.90
Index Asset Allocation Composite Index[3]	–	–	–	–	10.99	15.02	7.62	–	–
Barclays U.S. Treasury 20+ Year Index[4]	–	–	–	–	(4.46)	4.37	6.25	–	–
S&P 500 Index[5]	–	–	–	–	21.86	21.16	7.42	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	7

Ten largest holdings[6] (%) as of March 31, 2014
U.S. Treasury Bond, 4.38%, 5-15-2040	2.27
U.S. Treasury Bond, 3.75%, 8-15-2041	2.22
U.S. Treasury Bond, 4.25%, 11-15-2040	2.20
U.S. Treasury Bond, 4.63%, 2-15-2040	2.16
U.S. Treasury Bond, 4.38%, 5-15-2041	2.04
U.S. Treasury Bond, 4.38%, 11-15-2039	1.96
U.S. Treasury Bond, 4.75%, 2-15-2041	1.88
U.S. Treasury Bond, 3.88%, 8-15-2040	1.83
Apple Incorporated	1.76
U.S. Treasury Bond, 3.13%, 2-15-2043	1.60

Neutral target allocation[8] as of March 31, 2014
Bonds	40%
Stocks	60%

Current target allocation[8] as of March 31, 2014
Bonds	29%
Stocks	71%

Equity sector distribution[7] as of March 31, 2014

1.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

2.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

3.	Source: Wells Fargo Funds Management, LLC. The Index Asset Allocation Composite Index is weighted 60% in the S&P 500 Index and 40% in the Barclays 20+ Year Treasury Index (a subset of the Barclays U.S. Treasury Index, which contains public obligations of the U.S. Treasury with a remaining maturity of one year or more). You cannot invest directly in an index.

4.	The Barclays U.S. Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. You cannot invest directly in an index.

5.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

6.	The ten largest holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

7.	Equity sector distribution is subject to change and is calculated based on the total long-term equity investments of the Fund.

8.	Target allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of target allocations. Neutral target allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified.

8	Wells Fargo Advantage Index Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,098.81	$6.02	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class B
Actual	$1,000.00	$1,094.93	$9.92	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,094.72	$9.92	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,100.48	$4.71	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 0.02%
FHLMC	10.50%	1-1-2016	$170	$179
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	93,455	113,672

Total Agency Securities (Cost $99,220)				113,851

			Shares

Common Stocks: 61.30%

Consumer Discretionary: 7.39%

Auto Components: 0.26%
BorgWarner Incorporated			6,275	385,724
Delphi Automotive plc			7,675	520,826
Johnson Controls Incorporated			18,277	864,868
The Goodyear Tire & Rubber Company			6,826	178,363

				1,949,781

Automobiles: 0.45%
Ford Motor Company			108,546	1,693,318
General Motors Company			35,881	1,235,024
Harley-Davidson Incorporated			6,056	403,390

				3,331,732

Distributors: 0.05%
Genuine Parts Company			4,232	367,549

Diversified Consumer Services: 0.04%
Graham Holdings Company Class B			118	83,043
H&R Block Incorporated			7,547	227,844

				310,887

Hotels, Restaurants & Leisure: 1.05%
Carnival Corporation			12,062	456,667
Chipotle Mexican Grill Incorporated †			852	483,979
Darden Restaurants Incorporated			3,611	183,294
International Game Technology			6,790	95,467
Marriott International Incorporated Class A			6,088	341,050
McDonald’s Corporation			27,243	2,670,631
Starbucks Corporation			20,804	1,526,598
Starwood Hotels & Resorts Worldwide Incorporated			5,280	420,288
Wyndham Worldwide Corporation			3,525	258,136
Wynn Resorts Limited			2,230	495,395
Yum! Brands Incorporated			12,189	918,929

				7,850,434

Household Durables: 0.24%
D.R. Horton Incorporated			7,834	169,606
Garmin Limited «			3,383	186,945
Harman International Industries Incorporated			1,865	198,436

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Household Durables (continued)
Leggett & Platt Incorporated	3,821	$124,717
Lennar Corporation	4,838	191,682
Mohawk Industries Incorporated †	1,682	228,718
Newell Rubbermaid Incorporated	7,675	229,483
Pulte Homes Incorporated	9,444	181,230
Whirlpool Corporation	2,134	318,948

		1,829,765

Internet & Catalog Retail: 0.83%
Amazon.com Incorporated †	10,238	3,445,292
Expedia Incorporated	2,813	203,943
Netflix Incorporated †	1,646	579,441
priceline.com Incorporated †	1,436	1,711,554
TripAdvisor Incorporated †	3,055	276,752

		6,216,982

Leisure Products: 0.07%
Hasbro Incorporated	3,205	178,262
Mattel Incorporated	9,367	375,710

		553,972

Media: 2.18%
Cablevision Systems Corporation New York Group Class A	5,892	99,398
CBS Corporation Class B	15,190	938,742
Comcast Corporation Class A	71,739	3,588,385
DIRECTV Group Incorporated †	13,042	996,670
Discovery Communications Incorporated Class A †	6,120	506,124
Gannett Company Incorporated	6,256	172,666
Interpublic Group of Companies Incorporated	11,670	200,024
News Corporation Class A †	13,703	235,966
Omnicom Group Incorporated	7,105	515,823
Scripps Networks Interactive Incorporated	3,018	229,096
Time Warner Cable Incorporated	7,638	1,047,781
Time Warner Incorporated	24,571	1,605,223
Twenty-First Century Fox Incorporated	53,415	1,707,678
Viacom Incorporated Class B	10,967	932,085
Walt Disney Company	44,846	3,590,819

		16,366,480

Multiline Retail: 0.42%
Dollar General Corporation †	8,108	449,832
Dollar Tree Incorporated †	5,727	298,835
Family Dollar Stores Incorporated	2,631	152,624
Kohl’s Corporation	5,540	314,672
Macy’s Incorporated	10,142	601,319
Nordstrom Incorporated	3,940	246,053
Target Corporation	17,397	1,052,692

		3,116,027

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	11

Security name	Shares	Value

Specialty Retail: 1.31%
AutoNation Incorporated †	1,737	$92,461
AutoZone Incorporated †	925	496,818
Bed Bath & Beyond Incorporated †	5,860	403,168
Best Buy Company Incorporated	7,524	198,709
CarMax Incorporated †	6,142	287,446
GameStop Corporation Class A «	3,187	130,986
Gap Incorporated	7,292	292,118
Home Depot Incorporated	38,758	3,066,921
L Brands Incorporated	6,712	381,040
Lowe’s Companies Incorporated	28,785	1,407,587
O’Reilly Automotive Incorporated †	2,927	434,338
PetSmart Incorporated	2,854	196,612
Ross Stores Incorporated	5,914	423,147
Staples Incorporated	17,908	203,077
Tiffany & Company	3,032	261,207
TJX Companies Incorporated	19,573	1,187,102
Tractor Supply Company	3,839	271,149
Urban Outfitters Incorporated †	3,000	109,410

		9,843,296

Textiles, Apparel & Luxury Goods: 0.49%
Coach Incorporated	7,638	379,303
Fossil Group Incorporated †	1,322	154,158
Michael Kors Holdings Limited †	4,938	460,567
Nike Incorporated Class B	20,471	1,511,988
PVH Corporation	2,248	280,483
Ralph Lauren Corporation	1,628	261,994
VF Corporation	9,695	599,927

		3,648,420

Consumer Staples: 5.88%

Beverages: 1.31%
Beam Incorporated	4,555	379,432
Brown-Forman Corporation Class B	4,460	400,017
Coca-Cola Enterprises Incorporated	6,539	312,303
Constellation Brands Incorporated Class A †	4,601	390,947
Dr Pepper Snapple Group Incorporated	5,431	295,772
Molson Coors Brewing Company	4,359	256,571
Monster Beverage Corporation †	3,721	258,423
PepsiCo Incorporated	41,905	3,499,068
The Coca-Cola Company	104,286	4,031,697

		9,824,230

Food & Staples Retailing: 1.43%
Costco Wholesale Corporation	12,103	1,351,663
CVS Caremark Corporation	32,542	2,436,094
Safeway Incorporated	6,338	234,126
Sysco Corporation	16,098	581,621
The Kroger Company	14,214	620,441

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Food & Staples Retailing (continued)
Wal-Mart Stores Incorporated	44,532	$3,403,581
Walgreen Company	24,060	1,588,682
Whole Foods Market Incorporated	10,238	519,169

		10,735,377

Food Products: 0.96%
Archer Daniels Midland Company	18,118	786,140
Campbell Soup Company	4,920	220,810
ConAgra Foods Incorporated	11,569	358,986
General Mills Incorporated	17,188	890,682
Hormel Foods Corporation	3,707	182,644
JM Smucker Company	2,854	277,523
Kellogg Company	7,068	443,234
Kraft Foods Group Incorporated	16,412	920,713
McCormick & Company Incorporated	3,611	259,053
Mead Johnson Nutrition Company	5,549	461,344
Mondelez International Incorporated Class A	46,816	1,617,493
The Hershey Company	4,127	430,859
Tyson Foods Incorporated Class A	7,396	325,498

		7,174,979

Household Products: 1.21%
Clorox Company	3,575	314,636
Colgate-Palmolive Company	24,028	1,558,696
Kimberly-Clark Corporation	10,443	1,151,341
Procter & Gamble Company	74,626	6,014,856

		9,039,529

Personal Products: 0.09%
Avon Products Incorporated	11,943	174,846
Estee Lauder Companies Incorporated Class A	7,036	470,568

		645,414

Tobacco: 0.88%
Altria Group Incorporated	54,852	2,053,110
Lorillard Incorporated	9,968	539,069
Philip Morris International	43,629	3,571,906
Reynolds American Incorporated	8,573	457,970

		6,622,055

Energy: 6.23%

Energy Equipment & Services: 1.20%
Baker Hughes Incorporated	12,034	782,451
Cameron International Corporation †	5,964	368,396
Diamond Offshore Drilling Incorporated «	1,915	93,375
Ensco plc Class A	6,430	339,375
FMC Technologies Incorporated †	6,493	339,519
Halliburton Company	23,417	1,379,027

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	13

Security name	Shares	Value

Energy Equipment & Services (continued)
Helmerich & Payne Incorporated	2,959	$318,270
Nabors Industries Limited	7,182	177,036
National Oilwell Varco Incorporated	11,793	918,321
Noble Corporation plc	6,995	229,016
Rowan Companies plc †	3,420	115,186
Schlumberger Limited	35,981	3,508,148
Transocean Limited «	9,339	386,074

		8,954,194

Oil, Gas & Consumable Fuels: 5.03%
Anadarko Petroleum Corporation	13,863	1,175,028
Apache Corporation	10,862	901,003
Cabot Oil & Gas Corporation	11,619	393,652
Chesapeake Energy Corporation	13,936	357,040
Chevron Corporation	52,544	6,248,007
ConocoPhillips Company	33,746	2,374,031
CONSOL Energy Incorporated	6,307	251,965
Denbury Resources Incorporated	9,795	160,638
Devon Energy Corporation	10,539	705,375
EOG Resources Incorporated	7,515	1,474,218
EQT Corporation	4,154	402,813
Exxon Mobil Corporation	118,934	11,617,473
Hess Corporation	7,520	623,258
Kinder Morgan Incorporated	18,437	599,018
Marathon Oil Corporation	19,180	681,274
Marathon Petroleum Corporation	8,108	705,720
Murphy Oil Corporation	4,738	297,831
Newfield Exploration Company †	3,753	117,694
Noble Energy Incorporated	9,905	703,651
Occidental Petroleum Corporation	21,876	2,084,564
ONEOK Incorporated	5,718	338,792
Peabody Energy Corporation	7,465	121,978
Phillips 66	16,175	1,246,446
Pioneer Natural Resources Company	3,935	736,396
QEP Resources Incorporated	4,934	145,257
Range Resources Corporation	4,505	373,780
Southwestern Energy Company †	9,713	446,895
Spectra Energy Corporation	18,446	681,395
Tesoro Corporation	3,625	183,389
The Williams Companies Incorporated	18,838	764,446
Valero Energy Corporation	14,657	778,287

		37,691,314

Financials: 10.08%

Banks: 2.36%
Branch Banking & Trust Corporation	19,564	785,886
Citigroup Incorporated	83,573	3,978,075
Comerica Incorporated	5,011	259,570
Fifth Third Bancorp	23,435	537,833

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Banks (continued)
Huntington Bancshares Incorporated	22,879	$228,104
KeyCorp	24,480	348,595
M&T Bank Corporation	3,607	437,529
PNC Financial Services Group Incorporated	14,698	1,278,726
Regions Financial Corporation	39,068	434,045
SunTrust Banks Incorporated	14,716	585,550
US Bancorp	50,164	2,150,029
Wells Fargo & Company (l)	131,298	6,530,763
Zions Bancorporation	5,089	157,657

		17,712,362

Capital Markets: 1.33%
Ameriprise Financial Incorporated	5,253	578,198
Bank of New York Mellon Corporation	31,238	1,102,389
BlackRock Incorporated	3,456	1,086,843
Charles Schwab Corporation	32,168	879,151
E*TRADE Financial Corporation †	7,935	182,664
Franklin Resources Incorporated	11,113	602,102
Goldman Sachs Group Incorporated	11,587	1,898,530
Invesco Limited	11,920	441,040
Legg Mason Incorporated	2,886	141,529
Morgan Stanley	38,608	1,203,411
Northern Trust Corporation	6,138	402,407
State Street Corporation	11,879	826,184
T. Rowe Price Group Incorporated	7,214	594,073

		9,938,521

Consumer Finance: 0.60%
American Express Company	25,150	2,264,255
Capital One Financial Corporation	15,765	1,216,427
Discover Financial Services	12,960	754,142
SLM Corporation	11,797	288,791

		4,523,615

Diversified Financial Services: 2.69%
Bank of America Corporation	290,869	5,002,947
Berkshire Hathaway Incorporated Class B †	49,548	6,192,014
CME Group Incorporated	8,682	642,555
IntercontinentalExchange Group Incorporated	3,164	625,934
JPMorgan Chase & Company	104,227	6,327,621
Leucadia National Corporation	8,619	241,332
McGraw-Hill Financial Incorporated	7,460	569,198
Moody’s Corporation	5,176	410,560
The NASDAQ OMX Group Incorporated	3,219	118,910

		20,131,071

Insurance: 1.75%
ACE Limited	9,266	917,890
AFLAC Incorporated	12,545	790,837

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	15

Security name	Shares	Value

Insurance (continued)
Allstate Corporation	12,303	$696,104
American International Group Incorporated	40,295	2,015,153
Aon plc	8,286	698,344
Assurant Incorporated	1,970	127,971
Chubb Corporation	6,758	603,489
Cincinnati Financial Corporation	4,049	197,024
Genworth Financial Incorporated †	13,635	241,749
Lincoln National Corporation	7,260	367,864
Loews Corporation	8,423	371,033
Marsh & McLennan Companies Incorporated	15,094	744,134
MetLife Incorporated	30,923	1,632,734
Principal Financial Group Incorporated	7,565	347,914
Prudential Financial Incorporated	12,741	1,078,526
The Hartford Financial Services Group Incorporated	12,285	433,292
The Progressive Corporation	15,072	365,044
The Travelers Companies Incorporated	9,695	825,045
Torchmark Corporation	2,435	191,635
UNUM Group	7,141	252,149
XL Group plc	7,597	237,406

		13,135,337

Real Estate Management & Development: 0.03%
CBRE Group Incorporated †	7,675	210,525

REITs: 1.29%
American Tower Corporation	10,871	890,009
Apartment Investment & Management Company Class A	4,022	121,545
AvalonBay Communities Incorporated	3,347	439,528
Boston Properties Incorporated	4,209	482,057
Crown Castle International Corporation	9,193	678,260
Equity Residential	9,243	536,002
General Growth Properties Incorporated	14,351	315,722
HCP Incorporated	12,582	488,056
Health Care REIT Incorporated	7,980	475,608
Host Hotels & Resorts Incorporated	20,827	421,538
Kimco Realty Corporation	11,277	246,741
Plum Creek Timber Company	4,875	204,945
Prologis Incorporated	13,749	561,372
Public Storage Incorporated	3,981	670,759
Simon Property Group Incorporated	8,651	1,418,764
The Macerich Company	3,867	241,030
Ventas Incorporated	8,099	490,556
Vornado Realty Trust	4,792	472,300
Weyerhaeuser Company	16,089	472,212

		9,627,004

Thrifts & Mortgage Finance: 0.03%
Hudson City Bancorp Incorporated	13,088	128,655
People’s United Financial Incorporated	8,537	126,945

		255,600

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Health Care: 8.20%

Biotechnology: 1.48%
Alexion Pharmaceuticals Incorporated †	5,445	$828,348
Amgen Incorporated	20,781	2,563,129
Biogen Idec Incorporated †	6,507	1,990,296
Celgene Corporation †	11,172	1,559,611
Gilead Sciences Incorporated †	42,338	3,000,071
Regeneron Pharmaceuticals Incorporated †	2,166	650,406
Vertex Pharmaceuticals Incorporated †	6,489	458,902

		11,050,763

Health Care Equipment & Supplies: 1.30%
Abbott Laboratories	42,470	1,635,520
Baxter International Incorporated	14,948	1,099,874
Becton Dickinson & Company	5,312	621,929
Boston Scientific Corporation †	36,446	492,750
C.R. Bard Incorporated	2,134	315,789
CareFusion Corporation †	5,736	230,702
Covidien plc	12,404	913,679
DENTSPLY International Incorporated	3,903	179,694
Edwards Lifesciences Corporation †	2,950	218,802
Intuitive Surgical Incorporated †	1,048	459,014
Medtronic Incorporated	27,544	1,695,058
St. Jude Medical Incorporated	7,811	510,761
Stryker Corporation	8,112	660,885
Varian Medical Systems Incorporated †	2,850	239,372
Zimmer Holdings Incorporated	4,660	440,743

		9,714,572

Health Care Providers & Services: 1.29%
Aetna Incorporated	9,982	748,351
AmerisourceBergen Corporation	6,307	413,676
Cardinal Health Incorporated	9,435	660,261
Cigna Corporation	7,529	630,403
DaVita HealthCare Partners Incorporated †	4,870	335,300
Express Scripts Holding Company †	21,360	1,603,922
Humana Incorporated	4,241	478,046
Laboratory Corporation of America Holdings †	2,348	230,597
McKesson Corporation	6,334	1,118,394
Patterson Companies Incorporated	2,257	94,252
Quest Diagnostics Incorporated	3,972	230,058
Tenet Healthcare Corporation †	2,667	114,174
UnitedHealth Group Incorporated	27,225	2,232,178
WellPoint Incorporated	7,775	774,001

		9,663,613

Health Care Technology: 0.06%
Cerner Corporation †	8,140	457,875

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	17

Security name	Shares	Value

Life Sciences Tools & Services: 0.29%
Agilent Technologies Incorporated	9,175	$513,066
PerkinElmer Incorporated	3,105	139,911
Thermo Fisher Scientific Incorporated	10,785	1,296,788
Waters Corporation †	2,344	254,113

		2,203,878

Pharmaceuticals: 3.78%
AbbVie Incorporated	43,720	2,247,208
Actavis plc †	4,792	986,433
Allergan Incorporated	8,213	1,019,233
Bristol-Myers Squibb Company	45,248	2,350,634
Eli Lilly & Company	27,120	1,596,283
Forest Laboratories Incorporated †	6,562	605,476
Hospira Incorporated †	4,583	198,215
Johnson & Johnson	77,859	7,648,090
Merck & Company Incorporated	80,937	4,594,793
Mylan Laboratories Incorporated †	10,238	499,922
Perrigo Company plc	3,680	569,149
Pfizer Incorporated	175,679	5,642,809
Zoetis Incorporated	13,763	398,301

		28,356,546

Industrials: 6.55%

Aerospace & Defense: 1.70%
General Dynamics Corporation	8,947	974,507
Honeywell International Incorporated	21,584	2,002,132
L-3 Communications Holdings Incorporated	2,362	279,070
Lockheed Martin Corporation	7,433	1,213,363
Northrop Grumman Corporation	5,964	735,838
Precision Castparts Corporation	3,999	1,010,787
Raytheon Company	8,655	855,027
Rockwell Collins Incorporated	3,721	296,452
Textron Incorporated	7,775	305,480
The Boeing Company	18,825	2,362,349
United Technologies Corporation	23,175	2,707,767

		12,742,772

Air Freight & Logistics: 0.45%
C.H. Robinson Worldwide Incorporated	4,086	214,066
Expeditors International of Washington Incorporated	5,577	221,017
FedEx Corporation	8,076	1,070,555
United Parcel Service Incorporated Class B	19,559	1,904,655

		3,410,293

Airlines: 0.17%
Delta Air Lines Incorporated	23,376	809,978
Southwest Airlines Company	19,322	456,192

		1,266,170

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Building Products: 0.05%
Allegion plc	2,471	$128,912
Masco Corporation	9,809	217,858

		346,770

Commercial Services & Supplies: 0.29%
Cintas Corporation	2,772	165,239
Iron Mountain Incorporated	4,692	129,358
Pitney Bowes Incorporated	5,572	144,816
Republic Services Incorporated	7,442	254,219
Stericycle Incorporated †	2,344	266,325
The ADT Corporation «	5,043	151,038
Tyco International Limited	12,668	537,123
Waste Management Incorporated	11,898	500,549

		2,148,667

Construction & Engineering: 0.11%
Fluor Corporation	4,414	343,100
Jacobs Engineering Group Incorporated †	3,630	230,505
Quanta Services Incorporated †	5,992	221,105

		794,710

Electrical Equipment: 0.46%
AMETEK Incorporated	6,744	347,249
Eaton Corporation plc	13,083	982,795
Emerson Electric Company	19,349	1,292,513
Rockwell Automation Incorporated	3,821	475,906
Roper Industries Incorporated	2,740	365,817

		3,464,280

Industrial Conglomerates: 1.43%
3M Company	17,329	2,350,852
Danaher Corporation	16,531	1,239,825
General Electric Company	276,149	7,149,498

		10,740,175

Machinery: 1.08%
Caterpillar Incorporated	17,552	1,744,142
Cummins Incorporated	4,779	712,023
Deere & Company	10,174	923,799
Dover Corporation	4,678	382,427
Flowserve Corporation	3,785	296,517
Illinois Tool Works Incorporated	10,757	874,867
Ingersoll-Rand plc	7,118	407,434
Joy Global Incorporated «	2,754	159,732
Paccar Incorporated	9,750	657,540
Pall Corporation	3,023	270,468
Parker Hannifin Corporation	4,104	491,290
Pentair Limited	5,431	430,896
Snap-On Incorporated	1,600	181,568

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	19

Security name	Shares	Value

Machinery (continued)
Stanley Black & Decker Incorporated	4,282	$347,870
Xylem Incorporated	5,084	185,159

		8,065,732

Professional Services: 0.11%
Dun & Bradstreet Corporation	1,035	102,827
Equifax Incorporated	3,360	228,581
Nielsen Holdings NV	7,821	349,051
Robert Half International Incorporated	3,785	158,781

		839,240

Road & Rail: 0.59%
CSX Corporation	27,731	803,367
Kansas City Southern	3,032	309,446
Norfolk Southern Corporation	8,523	828,180
Ryder System Incorporated	1,468	117,323
Union Pacific Corporation	12,522	2,349,879

		4,408,195

Trading Companies & Distributors: 0.11%
Fastenal Company «	7,515	370,640
W.W. Grainger Incorporated	1,687	426,237

		796,877

Information Technology: 11.43%

Communications Equipment: 1.07%
Cisco Systems Incorporated	141,782	3,177,335
F5 Networks Incorporated †	2,074	221,151
Harris Corporation	2,941	215,164
Juniper Networks Incorporated †	13,790	355,230
Motorola Solutions Incorporated	6,220	399,884
QUALCOMM Incorporated	46,543	3,670,381

		8,039,145

Electronic Equipment, Instruments & Components: 0.28%
Amphenol Corporation Class A	4,355	399,136
Corning Incorporated	38,316	797,739
FLIR Systems Incorporated	3,876	139,536
Jabil Circuit Incorporated	5,166	92,988
TE Connectivity Limited	11,291	679,831

		2,109,230

Internet Software & Services: 1.96%
Akamai Technologies Incorporated †	4,916	286,160
eBay Incorporated †	32,068	1,771,436
Facebook Incorporated Class A †	47,017	2,832,304
Google Incorporated Class A †	7,770	8,659,743
VeriSign Incorporated †	3,456	186,313
Yahoo! Incorporated †	25,839	927,620

		14,663,576

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

IT Services: 2.18%
Accenture plc	17,530	$1,397,492
Alliance Data Systems Corporation †	1,463	398,594
Automatic Data Processing Incorporated	13,261	1,024,545
Cognizant Technology Solutions Corporation Class A †	16,718	846,098
Computer Sciences Corporation	4,008	243,767
Fidelity National Information Services Incorporated	7,998	427,493
Fiserv Incorporated †	7,004	397,057
International Business Machines Corporation	26,942	5,186,066
MasterCard Incorporated Class A	28,087	2,098,099
Paychex Incorporated	8,920	379,992
Teradata Corporation †	4,382	215,551
Total System Services Incorporated	4,551	138,396
Visa Incorporated Class A	13,950	3,011,247
Western Union Company	15,081	246,725
Xerox Corporation	30,654	346,390

		16,357,512

Semiconductors & Semiconductor Equipment: 1.29%
Altera Corporation	8,742	316,810
Analog Devices Incorporated	8,600	457,004
Applied Materials Incorporated	33,331	680,619
Broadcom Corporation Class A	15,190	478,181
First Solar Incorporated †	1,942	135,532
Intel Corporation	136,847	3,532,021
KLA-Tencor Corporation	4,583	316,869
Lam Research Corporation †	4,469	245,795
Linear Technology Corporation	6,493	316,144
LSI Corporation	15,368	170,124
Microchip Technology Incorporated «	5,481	261,773
Micron Technology Incorporated †	29,200	690,872
NVIDIA Corporation	15,254	273,199
Texas Instruments Incorporated	29,843	1,407,097
Xilinx Incorporated	7,346	398,667

		9,680,707

Software: 2.21%
Adobe Systems Incorporated †	12,782	840,289
Autodesk Incorporated †	6,252	307,473
CA Incorporated	8,874	274,828
Citrix Systems Incorporated †	5,057	290,424
Electronic Arts Incorporated †	8,518	247,107
Intuit Incorporated	7,798	606,139
Microsoft Corporation	207,903	8,521,944
Oracle Corporation	95,311	3,899,173
Red Hat Incorporated †	5,217	276,397
Salesforce.com Incorporated †	15,450	882,041
Symantec Corporation	19,035	380,129

		16,525,944

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	21

Security name	Shares	Value

Technology Hardware, Storage & Peripherals: 2.44%
Apple Incorporated	24,548	$13,175,894
EMC Corporation	55,750	1,528,108
Hewlett-Packard Company	52,161	1,687,930
NetApp Incorporated	9,116	336,380
SanDisk Corporation	6,206	503,865
Seagate Technology plc	9,047	508,080
Western Digital Corporation	5,787	531,362

		18,271,619

Materials: 2.16%

Chemicals: 1.61%
Air Products & Chemicals Incorporated	5,828	693,765
Airgas Incorporated	1,833	195,233
CF Industries Holdings Incorporated	1,527	397,997
Dow Chemical Company	33,464	1,626,016
E.I. du Pont de Nemours & Company	25,515	1,712,057
Eastman Chemical Company	4,195	361,651
Ecolab Incorporated	7,451	804,633
FMC Corporation	3,657	279,980
International Flavors & Fragrances Incorporated	2,234	213,727
LyondellBasell Industries NV Class A	11,884	1,056,963
Monsanto Company	14,447	1,643,635
Mosaic Company	9,330	466,500
PPG Industries Incorporated	3,812	737,470
Praxair Incorporated	8,090	1,059,547
Sherwin-Williams Company	2,348	462,861
Sigma-Aldrich Corporation	3,288	307,033

		12,019,068

Construction Materials: 0.03%
Vulcan Materials Company	3,593	238,755

Containers & Packaging: 0.13%
Avery Dennison Corporation	2,640	133,769
Ball Corporation	3,867	211,950
Bemis Company Incorporated	2,800	109,872
MeadWestvaco Corporation	4,806	180,898
Owens-Illinois Incorporated †	4,533	153,351
Sealed Air Corporation	5,399	177,465

		967,305

Metals & Mining: 0.32%
Alcoa Incorporated	29,660	381,724
Allegheny Technologies Incorporated	2,973	112,023
Cliffs Natural Resources Incorporated «	4,213	86,198
Freeport-McMoRan Copper & Gold Incorporated Class B	28,579	945,108
Newmont Mining Corporation	13,703	321,198
Nucor Corporation	8,760	442,730
United States Steel Corporation «	3,981	109,915

		2,398,896

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Paper & Forest Products: 0.07%
International Paper Company	12,075	$554,001

Telecommunication Services: 1.50%

Diversified Telecommunication Services: 1.50%
AT&T Incorporated	143,309	5,025,847
CenturyLink Incorporated	15,906	522,353
Frontier Communications Corporation «	27,512	156,818
Verizon Communications Incorporated	113,977	5,421,886
Windstream Holdings Incorporated «	16,403	135,161

		11,262,065

Utilities: 1.88%

Electric Utilities: 1.07%
American Electric Power Company Incorporated	13,425	680,111
Duke Energy Corporation	19,445	1,384,873
Edison International	8,965	507,509
Entergy Corporation	4,916	328,635
Exelon Corporation	23,599	791,982
FirstEnergy Corporation	11,524	392,162
NextEra Energy Incorporated	11,984	1,145,910
Northeast Utilities	8,682	395,031
Pepco Holdings Incorporated	6,895	141,210
Pinnacle West Capital Corporation	3,032	165,729
PPL Corporation	17,361	575,344
The Southern Company	24,439	1,073,850
Xcel Energy Incorporated	13,713	416,327

		7,998,673

Gas Utilities: 0.02%
AGL Resources Incorporated	3,274	160,295

Independent Power & Renewable Electricity Producers: 0.07%
AES Corporation	18,132	258,925
NRG Energy Incorporated	8,952	284,674

		543,599

Multi-Utilities: 0.72%
Ameren Corporation	6,676	275,051
CenterPoint Energy Incorporated	11,802	279,589
CMS Energy Corporation	7,342	214,974
Consolidated Edison Incorporated	8,062	432,526
Dominion Resources Incorporated	16,002	1,135,982
DTE Energy Company	4,875	362,164
Integrys Energy Group Incorporated	2,202	131,349
NiSource Incorporated	8,641	307,015
PG&E Corporation	12,595	544,104
Public Service Enterprise Group Incorporated	13,931	531,328
SCANA Corporation	3,885	199,378
Sempra Energy	6,256	605,331

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	23

Security name			Shares	Value

Multi-Utilities (continued)
TECO Energy Incorporated			5,641	$96,743
Wisconsin Energy Corporation			6,220	289,525

				5,405,059

Total Common Stocks (Cost $268,370,572)				459,273,029

	Interest rate	Maturity date	Principal
Non-Agency Mortgage Backed Securities: 0.00%
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA ±	0.48%	12-25-2034	$25,102	22,773
Terwin Mortgage Trust Series 2004-21HE Class 1A1 ±	1.11	12-25-2034	3,542	3,390

Total Non-Agency Mortgage Backed Securities (Cost $28,644)				26,163

U.S. Treasury Securities: 35.83%
U.S. Treasury Bond	2.75	8-15-2042	11,977,000	10,225,364
U.S. Treasury Bond	2.75	11-15-2042	10,660,000	9,080,988
U.S. Treasury Bond	2.88	5-15-2043	11,560,000	10,087,903
U.S. Treasury Bond	3.00	5-15-2042	8,536,000	7,694,402
U.S. Treasury Bond	3.13	11-15-2041	11,934,000	11,059,465
U.S. Treasury Bond	3.13	2-15-2042	9,800,000	9,069,596
U.S. Treasury Bond	3.13	2-15-2043	13,024,000	11,986,143
U.S. Treasury Bond	3.50	2-15-2039	7,415,000	7,437,015
U.S. Treasury Bond	3.63	8-15-2043	10,845,000	10,977,179
U.S. Treasury Bond	3.63	2-15-2044	2,000,000	2,023,124
U.S. Treasury Bond	3.75	8-15-2041	15,975,000	16,641,461
U.S. Treasury Bond	3.75	11-15-2043	8,205,000	8,494,735
U.S. Treasury Bond	3.88	8-15-2040	12,868,000	13,712,463
U.S. Treasury Bond	4.25	5-15-2039	10,503,000	11,888,083
U.S. Treasury Bond	4.25	11-15-2040	14,576,000	16,507,320
U.S. Treasury Bond	4.38	2-15-2038	3,478,000	4,007,852
U.S. Treasury Bond	4.38	11-15-2039	12,725,000	14,685,439
U.S. Treasury Bond	4.38	5-15-2040	14,734,000	17,010,860
U.S. Treasury Bond	4.38	5-15-2041	13,209,000	15,266,711
U.S. Treasury Bond	4.50	2-15-2036	7,019,000	8,236,361
U.S. Treasury Bond	4.50	5-15-2038	4,558,000	5,349,953
U.S. Treasury Bond	4.50	8-15-2039	7,736,000	9,097,056
U.S. Treasury Bond	4.63	2-15-2040	13,479,000	16,155,849
U.S. Treasury Bond	4.75	2-15-2037	2,550,000	3,097,852
U.S. Treasury Bond	4.75	2-15-2041	11,532,000	14,106,876
U.S. Treasury Bond	5.00	5-15-2037	3,615,000	4,539,084

Total U.S. Treasury Securities (Cost $254,462,405)				268,439,134

	Yield		Shares
Short-Term Investments: 2.78%

Investment Companies: 1.93%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07		12,319,335	12,319,335
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.09		2,131,595	2,131,595

				14,450,930

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Index Asset Allocation Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Yield	Maturity date	Principal	Value

U.S. Treasury Securities: 0.85%
U.S. Treasury Bill (z)#	0.04%	4-24-2014	$6,405,000	$6,404,836

Total Short-Term Investments (Cost $20,855,766)				20,855,766

Total investments in securities
(Cost $543,816,607)*	99.93%	748,707,943
Other assets and liabilities, net	0.07	488,267

Total net assets	100.00%	$749,196,210

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

±	Variable rate investment. The rate shown is the rate in effect at period end.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

(z)	Zero coupon security. Rate represents the current yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $569,302,857 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$219,796,307
Gross unrealized depreciation	(40,391,221)

Net unrealized appreciation	$179,405,086

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities —March 31, 2014 (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	25

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$727,726,250
In affiliated securities, at value (see cost below)	20,981,693

Total investments, at value (see cost below)	748,707,943
Cash	1,788
Principal paydown receivable	39
Receivable for Fund shares sold	214,394
Receivable for dividends and interest	2,962,857
Receivable for daily variation margin on open futures contracts	901,098
Receivable for securities lending income	1,135
Prepaid expenses and other assets	27,998

Total assets	752,817,252

Liabilities
Payable for Fund shares redeemed	756,944
Payable upon receipt of securities loaned	2,131,595
Payable for daily variation margin on open futures contracts	6,593
Advisory fee payable	348,164
Distribution fees payable	13,172
Due to other related parties	191,678
Accrued expenses and other liabilities	172,896

Total liabilities	3,621,042

Total net assets	$749,196,210

NET ASSETS CONSIST OF
Paid-in capital	$589,562,495
Undistributed net investment income	230,896
Accumulated net realized losses on investments	(45,577,207)
Net unrealized gains on investments	204,980,026

Total net assets	$749,196,210

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$689,410,114
Shares outstanding – Class A	25,816,281
Net asset value per share – Class A	$26.70
Maximum offering price per share – Class A2	$28.33
Net assets – Class B	$703,286
Shares outstanding – Class B	42,894
Net asset value per share – Class B	$16.40
Net assets – Class C	$20,243,428
Shares outstanding – Class C	1,242,400
Net asset value per share – Class C	$16.29
Net assets – Administrator Class	$38,839,382
Shares outstanding – Administrator Class	1,453,495
Net asset value per share – Administrator Class	$26.72

Investments in unaffiliated securities (including securities on loan), at cost	$525,539,314

Investments in affiliated securities, at cost	$18,277,293

Total investments, at cost	$543,816,607

Securities on loan, at value	$2,081,965

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Index Asset Allocation Fund	Statement of operations—six months ended March 31, 2014 (unaudited)

Investment income
Dividends	$4,645,983
Interest	4,848,106
Income from affiliated securities	86,523
Securities lending income, net	4,898

Total investment income	9,585,510

Expenses
Advisory fee	2,136,876
Administration fees
Fund level	182,929
Class A	876,898
Class B	1,142
Class C	25,462
Administrator Class	18,357
Shareholder servicing fees
Class A	843,170
Class B	1,098
Class C	24,483
Administrator Class	44,646
Distribution fees
Class B	3,294
Class C	73,449
Custody and accounting fees	40,665
Professional fees	20,479
Registration fees	24,119
Shareholder report expenses	33,947
Trustees’ fees and expenses	7,992
Other fees and expenses	13,753

Total expenses	4,372,759
Less: Fee waivers and/or expense reimbursements	(134,545)

Net expenses	4,238,214

Net investment income	5,347,296

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	3,462,219
Affiliated securities	(324,358)
Futures transactions	4,609,197

Net realized gains on investments	7,747,058

Net change in unrealized gains (losses) on:
Unaffiliated securities	49,710,250
Affiliated securities	1,455,676
Futures transactions	4,875,231

Net change in unrealized gains (losses) on investments	56,041,157

Net realized and unrealized gains (losses) on investments	63,788,215

Net increase in net assets resulting from operations	$69,135,511

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Index Asset Allocation Fund	27

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment income		$5,347,296		$9,885,514
Net realized gains on investments		7,747,058		63,746,687
Net change in unrealized gains (losses) on investments		56,041,157		4,870,014

Net increase in net assets resulting from operations		69,135,511		78,502,215

Distributions to shareholders from
Net investment income
Class A		(5,011,925)		(9,198,118)
Class B		(2,723)		(8,772)
Class C		(79,079)		(124,004)
Administrator Class		(320,833)		(530,976)

Total distributions to shareholders		(5,414,560)		(9,861,870)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	203,725	5,232,713	518,464	12,159,310
Class B	348	5,411	16,871	232,365
Class C	105,971	1,659,110	187,338	2,697,161
Administrator Class	157,694	4,064,379	440,188	10,162,386

		10,961,613		25,251,222

Reinvestment of distributions
Class A	190,175	4,914,286	389,059	8,999,422
Class B	154	2,443	597	8,342
Class C	4,648	73,494	8,341	117,681
Administrator Class	9,539	246,546	18,155	421,051

		5,236,769		9,546,496

Payment for shares redeemed
Class A	(1,446,246)	(37,177,800)	(3,106,115)	(71,606,237)
Class B	(29,828)	(467,218)	(105,017)	(1,492,465)
Class C	(150,942)	(2,356,046)	(147,111)	(2,098,824)
Administrator Class	(123,818)	(3,209,518)	(397,089)	(8,908,479)

		(43,210,582)		(84,106,005)

Net decrease in net assets resulting from capital share transactions		(27,012,200)		(49,308,287)

Total increase in net assets		36,708,751		19,332,058

Net assets
Beginning of period		712,487,459		693,155,401

End of period		$749,196,210		$712,487,459

Undistributed net investment income		$230,896		$298,160

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
CLASS A		2013	2012	2011	2010	2009
Net asset value, beginning of period	$24.48	$22.17	$18.12	$17.56	$16.42	$17.63
Net investment income	0.19	0.34	0.29	0.30	0.28	0.31 [1]
Net realized and unrealized gains (losses) on investments	2.22	2.31	4.05	0.56	1.14	(1.21)

Total from investment operations	2.41	2.65	4.34	0.86	1.42	(0.90)
Distributions to shareholders from
Net investment income	(0.19)	(0.34)	(0.29)	(0.30)	(0.28)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.19)	(0.34)	(0.29)	(0.30)	(0.28)	(0.31)
Net asset value, end of period	$26.70	$24.48	$22.17	$18.12	$17.56	$16.42
Total return[3]	9.88%	12.02%	24.07%	4.84%	8.72%	(4.85)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.18%	1.26%	1.29%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.14%	1.15%
Net investment income	1.47%	1.43%	1.39%	1.54%	1.64%	2.13%
Supplemental data
Portfolio turnover rate	4%	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$689,410	$657,702	$644,365	$575,248	$626,119	$646,445

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	29

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
CLASS B		2013	2012	2011	2010	2009
Net asset value, beginning of period	$15.03	$13.59	$11.10	$10.74	$10.02	$10.74
Net investment income	0.06 [1]	0.10 [1]	0.08 [1]	0.09 [1]	0.09 [1]	0.13 [1]
Net realized and unrealized gains (losses) on investments	1.37	1.42	2.48	0.35	0.70	(0.74)

Total from investment operations	1.43	1.52	2.56	0.44	0.79	(0.61)
Distributions to shareholders from
Net investment income	(0.06)	(0.08)	(0.07)	(0.08)	(0.07)	(0.11)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.06)	(0.08)	(0.07)	(0.08)	(0.07)	(0.11)
Net asset value, end of period	$16.40	$15.03	$13.59	$11.10	$10.74	$10.02
Total return[3]	9.49%	11.22%	23.08%	4.11%	7.90%	(5.48)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.93%	1.93%	2.02%	2.04%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.89%	1.90%
Net investment income	0.71%	0.68%	0.65%	0.78%	0.89%	1.43%
Supplemental data
Portfolio turnover rate	4%	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$703	$1,085	$2,171	$4,500	$8,753	$15,201

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Index Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
CLASS C		2013	2012	2011	2010	2009
Net asset value, beginning of period	$14.94	$13.53	$11.06	$10.72	$10.00	$10.73
Net investment income	0.06	0.10	0.08	0.09	0.09 [1]	0.12 [1]
Net realized and unrealized gains (losses) on investments	1.35	1.41	2.47	0.34	0.71	(0.73)

Total from investment operations	1.41	1.51	2.55	0.43	0.80	(0.61)
Distributions to shareholders from
Net investment income	(0.06)	(0.10)	(0.08)	(0.09)	(0.08)	(0.12)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.06)	(0.10)	(0.08)	(0.09)	(0.08)	(0.12)
Net asset value, end of period	$16.29	$14.94	$13.53	$11.06	$10.72	$10.00
Total return[3]	9.47%	11.20%	23.11%	4.02%	7.99%	(5.51)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.92%	1.93%	2.01%	2.03%
Net expenses	1.90%	1.90%	1.90%	1.90%	1.89%	1.90%
Net investment income	0.72%	0.68%	0.64%	0.79%	0.89%	1.39%
Supplemental data
Portfolio turnover rate	4%	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$20,243	$19,164	$16,699	$15,895	$17,839	$19,162

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Index Asset Allocation Fund	31

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2013	2012	2011	2010	2009
Net asset value, beginning of period	$24.49	$22.18	$18.14	$17.57	$16.44	$17.65
Net investment income	0.22	0.40	0.34	0.34	0.31	0.34 [1]
Net realized and unrealized gains (losses) on investments	2.23	2.30	4.04	0.58	1.16	(1.20)

Total from investment operations	2.45	2.70	4.38	0.92	1.47	(0.86)
Distributions to shareholders from
Net investment income	(0.22)	(0.39)	(0.34)	(0.35)	(0.34)	(0.35)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.00)[2]

Total distributions to shareholders	(0.22)	(0.39)	(0.34)	(0.35)	(0.34)	(0.35)
Net asset value, end of period	$26.72	$24.49	$22.18	$18.14	$17.57	$16.44
Total return[3]	10.05%	12.31%	24.30%	5.18%	9.02%	(4.61)%
Ratios to average net assets (annualized)
Gross expenses	1.02%	1.02%	1.01%	1.02%	1.09%	1.11%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.89%	0.90%
Net investment income	1.72%	1.69%	1.63%	1.79%	1.89%	2.39%
Supplemental data
Portfolio turnover rate	4%	11%	16%	18%	28%	43%
Net assets, end of period (000s omitted)	$38,839	$34,536	$29,920	$20,726	$17,630	$27,455

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Fund’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	33

lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Futures contracts

The Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $13,463,880 with $5,096,454 expiring in 2018; and $8,367,426 expiring in 2019.

34	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable Inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Agency securities	$0	$113,851	$0	$113,851
Equity securities
Common stocks
Consumer discretionary	55,385,325	0	0	55,385,325
Consumer staples	44,041,584	0	0	44,041,584
Energy	46,645,508	0	0	46,645,508
Financials	75,534,035	0	0	75,534,035
Health care	61,447,247	0	0	61,447,247
Industrials	49,023,881	0	0	49,023,881
Information technology	85,647,733	0	0	85,647,733
Materials	16,178,025	0	0	16,178,025
Telecommunication services	11,262,065	0	0	11,262,065
Utilities	14,107,626	0	0	14,107,626
Non-agency mortgage backed securities	0	26,163	0	26,163
U.S. Treasury securities	268,439,134	0	0	268,439,134
Short-term investments
Investment companies	12,319,335	2,131,595	0	14,450,930
U.S. Treasury securities	0	6,404,836	0	6,404,836
	$740,031,498	$8,676,445	$0	$748,707,943

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	35

As of March 31, 2014, the inputs used in valuing the Fund’s other financial instruments were as follows:

Other financial instruments	Quoted prices (Level 1)		Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Futures contracts	$88,690	*	$0	$0	$88,690

*	Amount represents the net unrealized gains.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.60% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months March 31, 2014, the advisory fee was equivalent to an annual rate of 0.58% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.15% and declining to 0.10% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, and 0.90% for Administrator Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $12,705 from the sale of Class A shares and $200 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

36	Wells Fargo Advantage Index Asset Allocation Fund	Notes to financial statements (unaudited)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2014 were as follows:

Purchases at cost		Sales proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$19,591,194	$12,328,910	$13,582,189	$28,240,825

6. DERIVATIVE TRANSACTIONS

During the six months ended March 31, 2014, the Fund entered into futures contracts to gain market exposure to certain asset classes in accordance with an active asset allocation strategy.

At March 31, 2014, the Fund had long and short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at March 31, 2014	Unrealized gains (losses)
6-19-2014	Goldman Sachs	192 Long	S&P 500 Index	$89,500,800	$1,191,932
6-19-2014	Goldman Sachs	37 Long	U.S. Treasury Bonds	4,929,094	52,447
6-19-2014	Goldman Sachs	630 Short	U.S. Treasury Bonds	83,927,813	(1,155,689)

The Fund had an average notional amount of $86,624,503 and $71,287,844 in long and short futures contracts, respectively, during the six months ended March 31, 2014.

On March 31, 2014, the cumulative unrealized gains on futures contracts in the amount of $88,690 are reflected in net unrealized gains on investments on the Statement of Assets and Liabilities. The receivable and payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

The fair value of derivative instruments as of March 31, 2014 was as follows for the Fund:

	Asset derivatives			Liability derivatives
	Statement of Asset and Liabilities location	Fair value		Statement of Asset and Liabilities location	Fair value
Interest rate contracts	Net assets – Net unrealized gains on investments	52,447	*	Net assets –Net unrealized gains on investments	$1,155,689	*
Equity contracts	Net assets – Net unrealized gains on investments	1,191,932	*	Net assets –Net unrealized gains on investments	0
		$1,244,379			$1,155,689

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the receivable and payable for variation margin as of March 31, 2014, which represents the current day’s variation margin, is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended March 31, 2014 was as follows for the Fund:

	Amount of realized gains on derivatives	Change in unrealized gains (losses) on derivatives
Interest rate contracts	$(4,302,046)	$3,754,077
Equity contracts	8,911,243	1,121,154
	$4,609,197	$4,875,231

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an

Notes to financial statements (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	37

exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	Goldman Sachs	$901,098	($6,593)	$0	$894,505

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures – variation margin	Goldman Sachs	$6,593	($6,593)	$0	$0

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $588 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

38	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	39

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

40	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	41

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Index Asset Allocation Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its

42	Wells Fargo Advantage Index Asset Allocation Fund	Other information (unaudited)

benchmark, the Index Asset Allocation Composite Index, for the one-, three- and five-year periods under review and was lower than its benchmark for the 10-year period under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate for the Administrator Class was in range of the average rate for its expense Group, while the Management Rate for Class A was higher than the average rate for its expense Group. The Board noted that the net operating expense ratio for Class A was in range of the median net operating expense ratio of its expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Index Asset Allocation Fund	43

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

44	Wells Fargo Advantage Index Asset Allocation Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224308 05-14 SA227/SAR227 03-14

Wells Fargo Advantage
C&B Mid Cap Value Fund

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage C&B Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this report for the Wells Fargo Advantage C&B Mid Cap Value Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. Investors appeared less risk-averse, favoring higher-growth sectors of the market over defensive companies, such as utilities. Considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine that occurred in the last three months of the reporting period were countered by increased confidence that the U.S. economic recovery was gaining strength, which resulted in positive returns for domestic stocks (measured by the Russell 3000® Index1) for the six-month reporting period.

U.S. economic prospects brightened.

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the monetary policymaking body of the Federal Reserve—kept its key interest rate near zero and purchased both mortgage-backed securities and long-term U.S. Treasuries in an effort to keep interest rates low. In mid-December 2013, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program.

Meanwhile, in November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

U.S. equity markets had strong returns.

The modestly positive outlook for the U.S. economy contributed to a positive domestic stock market for most of the reporting period. Stock prices (measured by the Russell 3000 Index1) rose during the period. These positive results came despite several short-term sell-offs, the most significant of which occurred in January 2014 as the result of new concerns about global economic strength when China posted weak manufacturing data and emerging markets showed renewed volatility.

Economically-sensitive companies had the best results over the past six months. For example, information technology companies continued to benefit from long-term trends such as the growth of cloud computing, a shift toward software-as-a-service, and great use of data analytics. At the other end of the spectrum, more defensive companies, such as those within the consumer staples sector of the Russell 2500TM Index2, had weak but positive returns over the past five months.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage C&B Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Cooke & Bieler, L.P.

Portfolio managers

Steve Lyons, CFA

Michael M. Meyer, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi, CFA

William Weber, CFA

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (CBMAX)	7-26-2004	15.63	21.88	7.51	22.70	23.33	8.15	1.39	1.21
Class B (CBMBX)*	7-26-2004	16.78	22.21	7.58	21.78	22.39	7.58	2.14	1.96
Class C (CBMCX)	7-26-2004	20.81	22.40	7.35	21.81	22.40	7.35	2.14	1.96
Administrator Class (CBMIX)	7-26-2004	–	–	–	22.77	23.37	8.28	1.23	1.16
Institutional Class (CBMSX)	7-26-2004	–	–	–	23.05	23.69	8.54	0.96	0.91
Investor Class (CBMDX)	2-18-1998	–	–	–	22.65	23.27	8.17	1.45	1.26
Russell Midcap® Value Index[4]	–	–	–	–	22.95	26.35	10.24	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	5

Ten largest long-term holdings[5] (%) as of March 31, 2014
Crown Holdings Incorporated	3.38
RenaissanceRe Holdings Limited	3.30
Teleflex Incorporated	3.04
Schweitzer Manduit International Incorporated	3.01
Brink’s Company	2.98
TCF Financial Corporation	2.97
Ball Corporation	2.87
Entegris Incorporated	2.84
MEDNAX Incorporated	2.83
Noble Energy Incorporated	2.68

Sector distribution[6] as of March 31, 2014

1.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for Administrator and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of Investor Class. Historical performance shown for the Investor Class shares through June 19, 2008, includes Class D expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 1.15% for Administrator Class, 0.90% for Institutional Class, and 1.25% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage C&B Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,091.08	$6.26	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,087.00	$10.15	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,086.82	$10.15	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,091.19	$6.00	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Institutional Class
Actual	$1,000.00	$1,092.34	$4.69	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%
Investor Class
Actual	$1,000.00	$1,090.72	$6.52	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 97.23%

Consumer Discretionary: 11.56%

Automobiles: 0.48%
Winnebago Industries Incorporated †	36,801	$1,007,979

Household Durables: 3.62%
Helen of Troy Limited †	45,000	3,115,350
NVR Incorporated †	3,870	4,438,890

		7,554,240

Leisure Products: 2.63%
Hasbro Incorporated	98,800	5,495,256

Media: 2.54%
Omnicom Group Incorporated	73,200	5,314,320

Textiles, Apparel & Luxury Goods: 2.29%
Gildan Activewear Incorporated	95,100	4,791,138

Consumer Staples: 2.44%

Beverages: 1.52%
Coca-Cola Enterprises Incorporated	66,500	3,176,040

Personal Products: 0.92%
Avon Products Incorporated	130,850	1,915,644

Energy: 5.12%

Oil, Gas & Consumable Fuels: 5.12%
Noble Energy Incorporated	78,900	5,605,056
World Fuel Service Corporation	115,600	5,097,960

		10,703,016

Financials: 21.79%

Banks: 7.23%
City National Corporation	51,300	4,038,336
Commerce Bancshares Incorporated	104,700	4,860,174
TCF Financial Corporation	372,700	6,209,182

		15,107,692

Consumer Finance: 2.39%
First Cash Financial Services Incorporated †	99,200	5,005,632

Insurance: 12.17%
Axis Capital Holdings Limited	107,400	4,924,290
RenaissanceRe Holdings Limited	70,800	6,910,080
Stewart Information Services Corporation	134,800	4,735,524
Torchmark Corporation	56,200	4,422,940
Willis Group Holdings plc	101,000	4,457,130

		25,449,964

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage C&B Mid Cap Value Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Health Care: 10.78%

Health Care Equipment & Supplies: 3.03%
Teleflex Incorporated	59,200	$6,348,608

Health Care Providers & Services: 7.75%
Cardinal Health Incorporated	70,400	4,926,592
Laboratory Corporation of America Holdings †	54,600	5,362,266
MEDNAX Incorporated †	95,400	5,912,892

		16,201,750

Industrials: 18.94%

Building Products: 2.09%
Quanex Building Products Corporation	211,000	4,363,480

Commercial Services & Supplies: 10.32%
Brink’s Company	218,200	6,229,610
Cintas Corporation	77,500	4,619,775
G&K Services Incorporated Class A	18,700	1,143,879
Steelcase Incorporated	289,600	4,810,256
Tetra Tech Incorporated †	161,700	4,784,703

		21,588,223

Machinery: 4.96%
Harsco Corporation	96,600	2,263,338
Kennametal Incorporated	115,400	5,112,220
Parker Hannifin Corporation	25,100	3,004,721

		10,380,279

Trading Companies & Distributors: 1.57%
Aercap Holdings NV †	77,800	3,282,382

Information Technology: 10.93%

IT Services: 2.64%
Western Union Company	337,500	5,521,500

Semiconductors & Semiconductor Equipment: 6.04%
Entegris Incorporated †	490,600	5,941,166
Lam Research Corporation †	64,500	3,547,500
Teradyne Incorporated «†	157,700	3,136,653

		12,625,319

Software: 2.25%
Rovi Corporation †	207,100	4,717,738

Materials: 15.67%

Containers & Packaging: 10.06%
Ball Corporation	109,600	6,007,176
Bemis Company Incorporated	83,800	3,288,312
Crown Holdings Incorporated †	158,200	7,077,868
Rock-Tenn Company Class A	44,100	4,655,637

		21,028,993

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	9

Security name		Shares	Value

Metals & Mining: 2.60%
Reliance Steel & Aluminum Company		77,000	$5,440,820

Paper & Forest Products: 3.01%
Schweitzer Manduit International Incorporated		147,700	6,290,543

Total Common Stocks (Cost $151,898,688)			203,310,556

	Yield

Short-Term Investments: 3.33%

Investment Companies: 3.33%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	5,670,458	5,670,458
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.09	1,290,000	1,290,000

Total Short-Term Investments (Cost $6,960,458)			6,960,458

Total investments in securities (Cost $158,859,146) *	100.56%	210,271,014
Other assets and liabilities, net	(0.56)	(1,169,109)

Total net assets	100.00%	$209,101,905

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $160,258,506 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$52,624,509
Gross unrealized depreciation	(2,612,001)

Net unrealized appreciation	$50,012,508

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of assets and liabilities—March 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$203,310,556
In affiliated securities, at value (see cost below)	6,960,458

Total investments, at value (see cost below)	210,271,014
Cash	40,075
Receivable for Fund shares sold	324,082
Receivable for dividends	114,665
Receivable for securities lending income	1,867
Prepaid expenses and other assets	19,278

Total assets	210,770,981

Liabilities
Payable for Fund shares redeemed	151,241
Payable upon receipt of securities loaned	1,290,000
Advisory fee payable	102,956
Distribution fees payable	5,713
Due to other related parties	53,893
Accrued expenses and other liabilities	65,273

Total liabilities	1,669,076

Total net assets	$209,101,905

NET ASSETS CONSIST OF
Paid-in capital	$276,308,851
Overdistributed net investment income	(26,836)
Accumulated net realized losses on investments	(118,591,978)
Net unrealized gains on investments	51,411,868

Total net assets	$209,101,905

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$22,387,313
Shares outstanding – Class A	867,469
Net asset value per share – Class A	$25.81
Maximum offering price per share – Class A2	$27.38
Net assets – Class B	$376,944
Shares outstanding – Class B	15,085
Net asset value per share – Class B	$24.99
Net assets – Class C	$8,635,628
Shares outstanding – Class C	346,677
Net asset value per share – Class C	$24.91
Net assets – Administrator Class	$16,221,326
Shares outstanding – Administrator Class	621,767
Net asset value per share – Administrator Class	$26.09
Net assets – Institutional Class	$34,834,080
Shares outstanding – Institutional Class	1,339,624
Net asset value per share – Institutional Class	$26.00
Net assets – Investor Class	$126,646,614
Shares outstanding – Investor Class	4,883,157
Net asset value per share – Investor Class	$25.94

Investments in unaffiliated securities (including securities on loan), at cost	$151,898,688

Investments in affiliated securities, at cost	$6,960,458

Total investments, at cost	$158,859,146

Securities on loan, at value	$1,259,040

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2014 (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	11

Investment income
Dividends *	$1,328,127
Securities lending income, net	7,590
Income from affiliated securities	3,759

Total investment income	1,339,476

Expenses
Advisory fee	714,774
Administration fees
Fund level	51,055
Class A	27,246
Class B	769
Class C	10,658
Administrator Class	9,116
Institutional Class	12,450
Investor Class	200,186
Shareholder servicing fees
Class A	26,198
Class B	739
Class C	10,248
Administrator Class	22,426
Investor Class	156,395
Distribution fees
Class B	2,218
Class C	30,745
Custody and accounting fees	8,833
Professional fees	19,674
Registration fees	32,012
Shareholder report expenses	19,518
Trustees’ fees and expenses	6,487
Other fees and expenses	5,658

Total expenses	1,367,405
Less: Fee waivers and/or expense reimbursements	(129,100)

Net expenses	1,238,305

Net investment income	101,171

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,284,601
Net change in unrealized gains (losses) on investments	7,969,380

Net realized and unrealized gains (losses) on investments	17,253,981

Net increase in net assets resulting from operations	$17,355,152

* Net of foreign dividend withholding taxes in the amount of	$3,183

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage C&B Mid Cap Value Fund	Statement of changes in net assets

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment income		$101,171		$758,965
Net realized gains on investments		9,284,601		18,170,015
Net change in unrealized gains (losses) on investments		7,969,380		25,090,042

Net increase in net assets resulting from operations		17,355,152		44,019,022

Distributions to shareholders from
Net investment income
Class A		(73,340)		(132,553)
Class C		0		(13,953)
Administrator Class		(81,051)		(101,884)
Institutional Class		(190,145)		(312,656)
Investor Class		(348,778)		(847,059)

Total distributions to shareholders		(693,314)		(1,408,105)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	109,682	2,745,424	303,719	6,415,657
Class B	3,718	89,123	4,051	82,765
Class C	35,402	850,239	89,156	1,888,157
Administrator Class	336,378	8,417,394	388,577	8,634,156
Institutional Class	445,567	11,126,648	560,697	12,333,031
Investor Class	509,354	12,743,619	1,513,378	31,608,850

		35,972,447		60,962,616

Reinvestment of distributions
Class A	2,955	72,492	7,079	130,811
Class C	0	0	737	13,225
Administrator Class	2,704	67,052	4,229	79,000
Institutional Class	6,054	149,526	12,902	239,840
Investor Class	14,029	345,965	45,126	837,994

		635,035		1,300,870

Payment for shares redeemed
Class A	(65,178)	(1,629,509)	(229,803)	(4,796,079)
Class B	(19,125)	(460,829)	(49,544)	(956,387)
Class C	(20,213)	(488,644)	(56,966)	(1,132,291)
Administrator Class	(530,508)	(13,139,492)	(157,009)	(3,226,640)
Institutional Class	(140,388)	(3,521,880)	(904,655)	(17,984,016)
Investor Class	(706,065)	(17,658,403)	(1,475,570)	(30,924,923)

		(36,898,757)		(59,020,336)

Net increase (decrease) in net assets resulting from capital share transactions		(291,275)		3,243,150

Total increase in net assets		16,370,563		45,854,067

Net assets
Beginning of period		192,731,342		146,877,275

End of period		$209,101,905		$192,731,342

Undistributed (overdistributed) net investment income		$(26,836)		$565,307

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	13

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS A		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$23.74	$18.22	$14.06	$14.16	$12.33	$11.29	$21.80
Net investment income	0.02	0.10 [2]	0.16	0.06	0.09 [2]	0.11 [2]	0.18 [2]
Net realized and unrealized gains (losses) on investments	2.14	5.60	4.10	(0.06)	1.81	1.10	(6.52)

Total from investment operations	2.16	5.70	4.26	0.00	1.90	1.21	(6.34)
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.10)	(0.10)	(0.07)	(0.17)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.09)	(0.18)	(0.10)	(0.10)	(0.07)	(0.17)	(4.17)
Net asset value, end of period	$25.81	$23.74	$18.22	$14.06	$14.16	$12.33	$11.29
Total return[3]	9.11%	31.59%	30.42%	(0.10)%	15.44%	11.05%	(34.84)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.38%	1.38%	1.35%	1.40%	1.45%	1.43%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.35%
Net investment income	0.11%	0.49%	0.97%	0.48%	0.70%	1.06%	1.19%
Supplemental data
Portfolio turnover rate	28%	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$22,387	$19,468	$13,466	$11,174	$14,136	$16,830	$18,246

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS B		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$22.99	$17.61	$13.60	$13.72	$11.96	$10.90	$21.29
Net investment income (loss)	(0.07)[2]	(0.05)[2]	0.02 [2]	(0.04)[2]	(0.01)[2]	0.04 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	2.07	5.43	3.99	(0.08)	1.77	1.07	(6.35)

Total from investment operations	2.00	5.38	4.01	(0.12)	1.76	1.11	(6.28)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.05)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	0.00	0.00	0.00	0.00	0.00	(0.05)	(4.11)
Net asset value, end of period	$24.99	$22.99	$17.61	$13.60	$13.72	$11.96	$10.90
Total return[3]	8.70%	30.55%	29.49%	(0.87)%	14.72%	10.27%	(35.41)%
Ratios to average net assets (annualized)
Gross expenses	2.10%	2.13%	2.12%	2.10%	2.15%	2.21%	2.18%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	2.10%
Net investment income (loss)	(0.62)%	(0.26)%	0.14%	(0.28)%	(0.05)%	0.34%	0.46%
Supplemental data
Portfolio turnover rate	28%	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$377	$701	$1,338	$2,622	$3,826	$4,177	$5,123

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS C		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$22.92	$17.60	$13.59	$13.71	$11.96	$10.91	$21.29
Net investment income (loss)	(0.08)[2]	(0.05)[2]	0.03 [2]	(0.04)[2]	(0.00)[2,3]	0.03 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	2.07	5.42	3.98	(0.08)	1.75	1.08	(6.34)

Total from investment operations	1.99	5.37	4.01	(0.12)	1.75	1.11	(6.27)
Distributions to shareholders from
Net investment income	0.00	(0.05)	0.00	0.00	0.00	(0.06)	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	0.00	(0.05)	0.00	0.00	0.00	(0.06)	(4.11)
Net asset value, end of period	$24.91	$22.92	$17.60	$13.59	$13.71	$11.96	$10.91
Total return[4]	8.68%	30.58%	29.51%	(0.88)%	14.63%	10.24%	(35.26)%
Ratios to average net assets (annualized)
Gross expenses	2.10%	2.13%	2.13%	2.10%	2.15%	2.20%	2.16%
Net expenses	1.95%	1.95%	1.95%	1.95%	1.95%	1.95%	2.09%
Net investment income (loss)	(0.64)%	(0.26)%	0.21%	(0.27)%	(0.04)%	0.31%	0.46%
Supplemental data
Portfolio turnover rate	28%	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$8,636	$7,598	$5,254	$4,611	$6,137	$6,105	$6,147

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$24.01	$18.42	$14.22	$14.32	$12.47	$11.39	$21.98
Net investment income	0.02 [2]	0.11 [2]	0.17 [2]	0.09 [2]	0.10 [2]	0.12 [2]	0.24 [2]
Net realized and unrealized gains (losses) on investments	2.16	5.67	4.14	(0.07)	1.82	1.11	(6.62)

Total from investment operations	2.18	5.78	4.31	0.02	1.92	1.23	(6.38)
Distributions to shareholders from
Net investment income	(0.10)	(0.19)	(0.11)	(0.12)	(0.07)	(0.15)	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.10)	(0.19)	(0.11)	(0.12)	(0.07)	(0.15)	(4.21)
Net asset value, end of period	$26.09	$24.01	$18.42	$14.22	$14.32	$12.47	$11.39
Total return[3]	9.12%	31.65%	30.44%	0.01%	15.47%	11.13%	(34.77)%
Ratios to average net assets (annualized)
Gross expenses	1.19%	1.21%	1.21%	1.18%	1.22%	1.28%	1.24%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income	0.12%	0.53%	1.00%	0.55%	0.78%	1.11%	1.52%
Supplemental data
Portfolio turnover rate	28%	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$16,221	$19,525	$10,636	$10,299	$9,582	$13,237	$13,383

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage C&B Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$23.95	$18.38	$14.19	$14.29	$12.44	$11.43	$22.06
Net investment income	0.05	0.17 [2]	0.23	0.13	0.13 [2]	0.15 [2]	0.24 [2]
Net realized and unrealized gains (losses) on investments	2.15	5.64	4.11	(0.08)	1.82	1.10	(6.60)

Total from investment operations	2.20	5.81	4.34	0.05	1.95	1.25	(6.36)
Distributions to shareholders from
Net investment income	(0.15)	(0.24)	(0.15)	(0.15)	(0.10)	(0.24)	(0.16)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.15)	(0.24)	(0.15)	(0.15)	(0.10)	(0.24)	(4.27)
Net asset value, end of period	$26.00	$23.95	$18.38	$14.19	$14.29	$12.44	$11.43
Total return[3]	9.23%	31.98%	30.80%	0.21%	15.78%	11.45%	(34.63)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.95%	0.95%	0.92%	0.96%	1.02%	0.98%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Net investment income	0.42%	0.82%	1.31%	0.76%	1.02%	1.41%	1.58%
Supplemental data
Portfolio turnover rate	28%	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$34,834	$24,628	$24,983	$22,704	$34,910	$31,421	$33,017

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage C&B Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$23.85	$18.30	$14.12	$14.22	$12.37	$11.34	$21.89
Net investment income	0.01	0.10	0.16	0.07	0.08 [3]	0.11 [3]	0.20 [3]
Net realized and unrealized gains (losses) on investments	2.15	5.62	4.11	(0.09)	1.83	1.10	(6.58)

Total from investment operations	2.16	5.72	4.27	(0.02)	1.91	1.21	(6.38)
Distributions to shareholders from
Net investment income	(0.07)	(0.17)	(0.09)	(0.08)	(0.06)	(0.18)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	0.00	0.00	(4.11)

Total distributions to shareholders	(0.07)	(0.17)	(0.09)	(0.08)	(0.06)	(0.18)	(4.17)
Net asset value, end of period	$25.94	$23.85	$18.30	$14.12	$14.22	$12.37	$11.34
Total return[4]	9.07%	31.55%	30.34%	(0.19)%	15.39%	11.09%	(34.87)%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.44%	1.45%	1.42%	1.49%	1.56%	1.47%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	0.06%	0.44%	0.91%	0.42%	0.64%	1.01%	1.30%
Supplemental data
Portfolio turnover rate	28%	48%	25%	44%	23%	47%	31%
Net assets, end of period (000s omitted)	$126,647	$120,811	$91,201	$80,622	$120,364	$163,708	$185,541

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Effective June 20, 2008, Class D was renamed Investor Class.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

20	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $126,457,844 with $43,167,523 expiring in 2016; $64,071,649 expiring in 2017; and $19,218,672 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	21

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$24,162,933	$0	$0	$24,162,933
Consumer staples	5,091,684	0	0	5,091,684
Energy	10,703,016	0	0	10,703,016
Financials	45,563,288	0	0	45,563,288
Health care	22,550,358	0	0	22,550,358
Industrials	39,614,364	0	0	39,614,364
Information technology	22,864,557	0	0	22,864,557
Materials	32,760,356	0	0	32,760,356
Short-term investments
Investment companies	5,670,458	1,290,000	0	6,960,458
	$208,981,014	$1,290,000	$0	$210,271,014

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Cooke & Bieler, L.P. is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of

22	Wells Fargo Advantage C&B Mid Cap Value Fund	Notes to financial statements (unaudited)

expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Class A shares, 1.95% for Class B shares, 1.95% for Class C shares, 1.15% for Administrator Class, 0.90% for Institutional Class shares, and 1.25% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $3,563 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $58,390,650 and $54,716,279, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $154 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage C&B Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Cooke & Bieler, L.P. (the “Sub-Adviser”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for the one-, three-, and five-year periods under review, and lower than the average performance of the Universe for the ten-year period under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Russell Midcap® Value Index, for the one- and three-year periods under review, and lower than the benchmark for the five- and ten-year periods under review.

Other information (unaudited)	Wells Fargo Advantage C&B Mid Cap Value Fund	27

The Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the ten-year period under review and its benchmark for the five- and ten-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance. The Board noted the positive recent performance of the Fund and was satisfied with the explanation of factors contributing to underperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. The Board considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the Fund. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. The Board also considered that the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s length basis.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. The Board did not consider profitability with respect to the Sub-Adviser, as the sub-advisory fees paid to the Sub-Adviser had been negotiated by Funds Management on an arm’s-length basis.

28	Wells Fargo Advantage C&B Mid Cap Value Fund	Other information (unaudited)

Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management, the Sub-Adviser, and their affiliates were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage C&B Mid Cap Value Fund	29

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224309 05-14 SA228/SAR228 03-14

Wells Fargo Advantage Common Stock Fund

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Common Stock Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this report for the Wells Fargo Advantage Common Stock Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. Investors appeared less risk-averse, favoring higher-growth sectors of the market over defensive companies, such as utilities. Considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine that occurred in the last three months of the reporting period were countered by increased confidence that the U.S. economic recovery was gaining strength, which resulted in positive returns for domestic stocks (measured by the Russell 3000® Index1) for the six-month reporting period.

U.S. economic prospects brightened.

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the monetary policymaking body of the Federal Reserve—kept its key interest rate near zero and purchased both mortgage-backed securities and long-term U.S. Treasuries in an effort to keep interest rates low. In mid-December 2013, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program.

Meanwhile, in November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

U.S. equity markets had strong returns.

The modestly positive outlook for the U.S. economy contributed to a positive domestic stock market for most of the reporting period. Stock prices (measured by the Russell 3000 Index1) rose during the period. These positive results came despite several short-term sell-offs, the most significant of which occurred in January 2014 as the result of new concerns about global economic strength when China posted weak manufacturing data and emerging markets showed renewed volatility.

Economically-sensitive companies had the best results over the past six months. For example, information technology companies continued to benefit from long-term trends such as the growth of cloud computing, a shift toward software-as-a-service, and great use of data analytics. At the other end of the spectrum, more defensive companies, such as those within the consumer staples sector of the Russell 2500TM Index2, had weak but positive returns over the past six months.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Common Stock Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Common Stock Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SCSAX)	11-30-2000	14.83	22.16	9.72	21.86	23.61	10.37	1.32	1.28
Class B (SCSKX)*	11-30-2000	15.95	22.50	9.78	20.95	22.68	9.78	2.07	2.03
Class C (STSAX)	11-30-2000	19.96	22.67	9.54	20.96	22.67	9.54	2.07	2.03
Class R6 (SCSRX)	6-28-2013	–	–	–	22.42	23.98	10.53	0.84	0.84
Administrator Class (SCSDX)	7-30-2010	–	–	–	22.02	23.76	10.44	1.16	1.12
Institutional Class (SCNSX)	7-30-2010	–	–	–	22.33	23.96	10.53	0.89	0.89
Investor Class (STCSX)	12-29-1989	–	–	–	21.80	23.56	10.38	1.38	1.31
Russell 2500TM Index[4]	–	–	–	–	24.01	25.33	9.43	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Common Stock Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2014
Harman International Industries Incorporated	1.98
Skyworks Solutions Incorporated	1.75
Diebold Incorporated	1.69
ON Semiconductor Corporation	1.66
Global Payments Incorporated	1.62
GATX Corporation	1.57
MRC Global Incorporated	1.54
Trimble Navigation Limited	1.52
Red Hat Incorporated	1.50
Thoratec Corporation	1.50

Sector distribution[6] as of March 31, 2014

1.	Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Administrator Class and Institutional Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, the returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.02% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.26% for Class A, 2.01% for Class B, 2.01% for Class C, 0.85% for Class R6, 1.10% for Administrator Class, 0.90% for Institutional Class, and 1.29% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Common Stock Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,115.93	$6.65	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34	1.26%
Class B
Actual	$1,000.00	$1,111.88	$10.58	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.91	$10.10	2.01%
Class C
Actual	$1,000.00	$1,111.36	$10.58	2.01%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.91	$10.10	2.01%
Class R6
Actual	$1,000.00	$1,118.51	$4.23	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,116.49	$5.75	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.49	1.09%
Institutional Class
Actual	$1,000.00	$1,118.12	$4.54	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.33	0.86%
Investor Class
Actual	$1,000.00	$1,115.72	$6.80	1.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.49	1.29%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund	7

Security name	Shares	Value

Common Stocks: 92.78%

Consumer Discretionary: 15.81%

Auto Components: 1.33%
Allison Transmission Holdings Incorporated	752,530	$22,530,748

Diversified Consumer Services: 1.83%
Apollo Group Incorporated Class A †	544,574	18,646,214
Grand Canyon Education Incorporated †	264,563	12,355,092

		31,001,306

Hotels, Restaurants & Leisure: 1.33%
Royal Caribbean Cruises Limited	413,152	22,541,573

Household Durables: 3.94%
Harman International Industries Incorporated	314,315	33,443,116
MDC Holdings Incorporated	636,112	17,989,247
Mohawk Industries Incorporated †	111,526	15,165,305

		66,597,668

Media: 2.23%
Interpublic Group of Companies Incorporated	1,220,269	20,915,411
Scripps Networks Interactive Incorporated	168,718	12,807,383
Time Warner Cable Incorporated	29,160	4,000,169

		37,722,963

Specialty Retail: 5.15%
Ann Incorporated †	590,416	24,490,456
Express Incorporated †	1,055,339	16,758,783
Tractor Supply Company	108,974	7,696,834
Urban Outfitters Incorporated †	519,709	18,953,787
Vitamin Shoppe Incorporated †	402,942	19,147,804

		87,047,664

Consumer Staples: 1.88%

Food & Staples Retailing: 1.00%
The Fresh Market Incorporated †	502,705	16,890,888

Household Products: 0.88%
Church & Dwight Company Incorporated	215,887	14,911,315

Energy: 8.13%

Energy Equipment & Services: 4.85%
Cameron International Corporation †	352,694	21,785,908
Dresser-Rand Group Incorporated †	308,781	18,035,898
Helmerich & Payne Incorporated	209,555	22,539,736
Noble Corporation plc	599,968	19,642,952

		82,004,494

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels: 3.28%
Bill Barrett Corporation «†	839,988	$21,503,693
QEP Resources Incorporated	499,654	14,709,814
SM Energy Company	271,023	19,321,230

		55,534,737

Financials: 12.72%

Banks: 3.86%
First Horizon National Corporation	1,671,626	20,627,865
MB Financial Incorporated	245,554	7,602,352
National Bank Holdings Corporation Class A	1,001,036	20,090,793
Zions Bancorporation	549,300	17,017,314

		65,338,324

Capital Markets: 1.35%
Waddell & Reed Financial Incorporated	309,533	22,787,819

Consumer Finance: 0.93%
DFC Global Corporation †	1,776,026	15,682,310

Insurance: 4.28%
Arch Capital Group Limited †	343,757	19,779,778
CNO Financial Group Incorporated	1,040,062	18,825,122
Reinsurance Group of America Incorporated	223,760	17,818,009
RenaissanceRe Holdings Limited	164,209	16,026,798

		72,449,707

REITs: 2.30%
Campus Crest Communities Incorporated	1,965,787	17,063,031
Hersha Hospitality Trust	3,750,481	21,865,304

		38,928,335

Health Care: 10.27%

Health Care Equipment & Supplies: 6.44%
CareFusion Corporation †	528,915	21,272,961
DENTSPLY International Incorporated	414,034	19,062,125
HeartWare International Incorporated †	78,398	7,352,164
Hologic Incorporated †	878,248	18,882,332
Thoratec Corporation †	708,751	25,380,373
Varian Medical Systems Incorporated †	202,493	17,007,387

		108,957,342

Health Care Providers & Services: 1.03%
Universal Health Services Incorporated Class B	211,454	17,354,030

Life Sciences Tools & Services: 2.80%
Parexel International Corporation †	422,684	22,862,978
PerkinElmer Incorporated	543,395	24,485,379

		47,348,357

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund	9

Security name	Shares	Value

Industrials: 17.32%

Airlines: 0.88%
United Continental Holdings Incorporated †	332,606	$14,844,206

Commercial Services & Supplies: 2.61%
Republic Services Incorporated	627,735	21,443,428
Steelcase Incorporated	1,363,057	22,640,377

		44,083,805

Electrical Equipment: 4.19%
AMETEK Incorporated	264,360	13,611,896
Babcock & Wilcox Company	745,510	24,750,932
General Cable Corporation	768,505	19,681,413
Sensata Technologies Holdings NV †	302,611	12,903,333

		70,947,574

Machinery: 2.44%
SPX Corporation	208,949	20,541,776
Wabash National Corporation †	1,504,325	20,699,512

		41,241,288

Road & Rail: 4.08%
Avis Budget Group Incorporated †	490,152	23,870,402
Con-way Incorporated	506,193	20,794,408
Ryder System Incorporated	305,859	24,444,251

		69,109,061

Trading Companies & Distributors: 3.12%
GATX Corporation	392,251	26,625,998
MRC Global Incorporated †	967,531	26,084,636

		52,710,634

Information Technology: 18.71%

Communications Equipment: 1.21%
Riverbed Technology Incorporated †	1,039,754	20,493,551

Electronic Equipment, Instruments & Components: 1.52%
Trimble Navigation Limited †	660,657	25,679,738

IT Services: 4.01%
Amdocs Limited	471,220	21,892,881
Gartner Incorporated †	268,449	18,641,099
Global Payments Incorporated	384,641	27,351,822

		67,885,802

Semiconductors & Semiconductor Equipment: 6.19%
Integrated Device Technology Incorporated †	1,812,252	22,163,842
ON Semiconductor Corporation †	2,979,973	28,011,746
Skyworks Solutions Incorporated †	787,767	29,557,018
Xilinx Incorporated	458,138	24,863,149

		104,595,755

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Common Stock Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name		Shares	Value

Software: 4.09%
Nuance Communications Incorporated «†		1,418,159	$24,349,790
Red Hat Incorporated †		479,941	25,427,274
TIBCO Software Incorporated †		954,869	19,402,938

			69,180,002

Technology Hardware, Storage & Peripherals: 1.69%
Diebold Incorporated		717,426	28,618,123

Materials: 7.94%

Chemicals: 3.54%
Albemarle Corporation		342,383	22,741,079
Chemtura Corporation †		782,918	19,799,996
International Flavors & Fragrances Incorporated		181,782	17,391,084

			59,932,159

Containers & Packaging: 2.14%
Crown Holdings Incorporated †		420,678	18,821,134
Packaging Corporation of America		248,302	17,473,012

			36,294,146

Metals & Mining: 2.26%
Royal Gold Incorporated		246,269	15,421,365
Steel Dynamics Incorporated		1,279,387	22,760,295

			38,181,660

Total Common Stocks (Cost $1,067,582,378)			1,569,427,084

Investment Companies: 3.05%
iShares Core S&P Small-Cap ETF «			20,983,212
iShares Russell 2000 ETF «			21,043,114
SPDR S&P Biotech ETF «			9,542,028

Total Investment Companies (Cost $46,581,026)			51,568,354

	Yield
Short-Term Investments: 8.35%

Investment Companies: 8.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	72,783,421	72,783,421
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.09	68,377,866	68,377,866

Total Short-Term Investments (Cost $141,161,287)			141,161,287

Total investments in securities
(Cost $1,255,324,691) *	104.18%	1,762,156,725
Other assets and liabilities, net	(4.18)	(70,680,555)

Total net assets	100.00%	$1,691,476,170

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $1,258,952,430 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$532,493,577
Gross unrealized depreciation	(29,289,282)

Net unrealized appreciation	$503,204,295

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Common Stock Fund	Statement of assets and liabilities—March 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,620,995,438
In affiliated securities, at value (see cost below)	141,161,287

Total investments, at value (see cost below)	1,762,156,725
Receivable for investments sold	1,939,593
Receivable for Fund shares sold	1,219,882
Receivable for dividends	1,390,925
Receivable for securities lending income	24,513
Prepaid expenses and other assets	75,064

Total assets	1,766,806,702

Liabilities
Payable for investments purchased	3,042,015
Payable for Fund shares redeemed	2,121,669
Payable upon receipt of securities loaned	68,377,866
Advisory fee payable	947,584
Distribution fees payable	20,482
Due to other related parties	438,124
Accrued expenses and other liabilities	382,792

Total liabilities	75,330,532

Total net assets	$1,691,476,170

NET ASSETS CONSIST OF
Paid-in capital	$1,121,096,159
Accumulated net investment loss	(1,831,257)
Accumulated net realized gains on investments	65,379,234
Net unrealized gains on investments	506,832,034

Total net assets	$1,691,476,170

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$299,963,157
Shares outstanding – Class A	11,957,617
Net asset value per share – Class A	$25.09
Maximum offering price per share – Class A2	$26.62
Net assets – Class B	$457,925
Shares outstanding – Class B	21,443
Net asset value per share – Class B	$21.36
Net assets – Class C	$31,643,081
Shares outstanding – Class C	1,482,046
Net asset value per share – Class C	$21.35
Net assets – Class R6	$86,240,078
Share outstanding – Class R6	3,379,588
Net asset value per share – Class R6	$25.52
Net assets – Administrator Class	$39,790,826
Shares outstanding – Administrator Class	1,575,092
Net asset value per share – Administrator Class	$25.26
Net assets – Institutional Class	$235,155,082
Shares outstanding – Institutional Class	9,220,960
Net asset value per share – Institutional Class	$25.50
Net assets – Investor Class	$998,226,021
Shares outstanding – Investor Class	38,840,084
Net asset value per share – Investor Class	$25.70

Investments in unaffiliated securities (including securities on loan), at cost	$1,114,163,404

Investments in affiliated securities, at cost	$141,161,287

Total investments, at cost	$1,255,324,691

Securities on loan, at value	$66,732,968

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2014 (unaudited)	Wells Fargo Advantage Common Stock Fund	13

Investment income
Dividends	$7,768,384
Securities lending income, net	123,381
Income from affiliated securities	34,397

Total investment income	7,926,162

Expenses
Advisory fee	5,572,930
Administration fees
Fund level	399,920
Class A	384,249
Class B	640
Class C	39,989
Class R6	8,191
Administrator Class	17,289
Institutional Class	85,878
Investor Class	1,550,347
Shareholder servicing fees
Class A	369,470
Class B	615
Class C	38,451
Administrator Class	40,363
Investor Class	1,208,723
Distribution fees
Class B	1,845
Class C	115,353
Custody and accounting fees	45,768
Professional fees	26,472
Registration fees	64,342
Shareholder report expenses	59,751
Trustees’ fees and expenses	9,728
Other fees and expenses	14,878

Total expenses	10,055,192
Less: Fee waivers and/or expense reimbursements	(303,152)

Net expenses	9,752,040

Net investment loss	(1,825,878)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	95,942,758
Net change in unrealized gains (losses) on investments	79,699,355

Net realized and unrealized gains (losses) on investments	175,642,113

Net increase in net assets resulting from operations	$173,816,235

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Common Stock Fund	Statement of changes in net assets

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment loss		$(1,825,878)		$(666,102)
Net realized gains on investments		95,942,758		117,997,624
Net change in unrealized gains (losses) on investments		79,699,355		149,327,962

Net increase in net assets resulting from operations		173,816,235		266,659,484

Distributions to shareholders from
Net realized gains
Class A		(23,563,784)		(13,823,125)
Class B		(48,358)		(57,305)
Class C		(2,863,640)		(1,510,913)
Class R6		(6,412,457)		0 [1]
Administrator Class		(3,093,791)		(1,251,051)
Institutional Class		(16,364,757)		(5,818,339)
Investor Class		(76,153,674)		(52,786,969)

Total distributions to shareholders		(128,500,461)		(75,247,702)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,019,126	24,999,708	4,088,174	92,543,363
Class B	1,120	24,264	10,719	205,215
Class C	99,102	2,073,338	242,683	4,690,188
Class R6	3,372,133	87,942,389	1,095 [1]	25,000 [1]
Administrator Class	618,064	15,764,801	181,228	4,033,653
Institutional Class	1,178,657	29,159,693	4,296,040	102,846,537
Investor Class	714,626	17,954,802	1,942,947	43,455,018

		177,918,995		247,798,974

Reinvestment of distributions
Class A	981,488	23,202,352	684,430	13,606,469
Class B	2,398	48,358	3,181	55,087
Class C	119,275	2,405,786	74,744	1,294,562
Class R6	266,963	6,412,457	0 [1]	0 [1]
Administrator Class	117,649	2,800,043	53,320	1,064,264
Institutional Class	681,502	16,362,862	289,758	5,818,339
Investor Class	3,036,464	73,573,529	2,491,340	50,646,693

		124,805,387		72,485,414

Payment for shares redeemed
Class A	(2,019,612)	(49,945,137)	(3,382,341)	(73,687,682)
Class B	(6,659)	(138,080)	(32,493)	(619,581)
Class C	(128,684)	(2,710,603)	(174,662)	(3,372,620)
Class R6	(260,603)	(6,526,135)	0 [1]	0 [1]
Administrator Class	(172,142)	(4,229,110)	(276,639)	(6,110,535)
Institutional Class	(609,673)	(15,257,877)	(748,705)	(17,134,530)
Investor Class	(2,264,234)	(56,847,561)	(4,870,132)	(108,947,839)

		(135,654,503)		(209,872,787)

Net asset value of shares issued in acquisition
Class A	0	0	783,005	16,935,166
Class C	0	0	173,937	3,272,447
Administrator Class	0	0	139,880	3,039,645
Institutional Class	0	0	78,436	1,715,157

		0		24,962,415

Net increase in net assets resulting from capital share transactions		167,069,879		135,374,016

Total increase in net assets		212,385,653		326,785,798

Net assets
Beginning of period		1,479,090,517		1,152,304,719

End of period		$1,691,476,170		$1,479,090,517

Accumulated net investment loss		$(1,831,257)		$(5,379)

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31

CLASS A		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$24.45	$21.18	$17.15	$18.20	$15.10	$12.26	$22.66
Net investment income (loss)	(0.03)	(0.02)	(0.04)	(0.06)	(0.04)	0.02 [2]	0.00 [2,3]
Net realized and unrealized gains (losses) on investments	2.74	4.72	5.33	(0.74)	3.16	2.82	(6.68)

Total from investment operations	2.71	4.70	5.29	(0.80)	3.12	2.84	(6.68)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00	(0.10)
Net realized gains	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(2.07)	(1.43)	(1.26)	(0.25)	(0.02)	0.00	(3.72)
Net asset value, end of period	$25.09	$24.45	$21.18	$17.15	$18.20	$15.10	$12.26
Total return[4]	11.59%	23.72%	31.90%	(4.61)%	20.80%	23.08%	(34.55)%
Ratios to average net assets (annualized)
Gross expenses	1.28%	1.30%	1.31%	1.30%	1.33%	1.37%	1.34%
Net expenses	1.26%	1.26%	1.26%	1.26%	1.26%	1.26%	1.29%
Net investment income (loss)	(0.28)%	(0.05)%	(0.16)%	(0.24)%	(0.25)%	0.19%	0.03%
Supplemental data
Portfolio turnover rate	18%	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$299,963	$292,806	$207,668	$153,921	$123,495	$112,900	$88,049

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS B		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23	$21.10
Net investment loss	(0.11)[2]	(0.15)[2]	(0.17)[2]	(0.20)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	2.36	4.09	4.75	(0.64)	2.87	2.54	(6.14)

Total from investment operations	2.25	3.94	4.58	(0.84)	2.73	2.48	(6.26)
Distributions to shareholders from
Net realized gains	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.00)[3]

Total distributions to shareholders	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Net asset value, end of period	$21.36	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23
Total return[4]	11.19%	22.78%	30.87%	(5.29)%	19.91%	22.08%	(35.04)%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.05%	2.05%	2.05%	2.08%	2.12%	2.11%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.06%
Net investment loss	(1.05)%	(0.78)%	(0.96)%	(1.13)%	(1.02)%	(0.51)%	(0.76)%
Supplemental data
Portfolio turnover rate	18%	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$458	$521	$806	$1,655	$11,302	$12,487	$14,449

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS C		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23	$21.09
Net investment loss	(0.11)[2]	(0.16)[2]	(0.16)[2]	(0.18)[2]	(0.14)[2]	(0.06)[2]	(0.12)[2]
Net realized and unrealized gains (losses) on investments	2.35	4.10	4.74	(0.66)	2.87	2.54	(6.13)

Total from investment operations	2.24	3.94	4.58	(0.84)	2.73	2.48	(6.25)
Distributions to shareholders from
Net realized gains	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.00)[3]

Total distributions to shareholders	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Net asset value, end of period	$21.35	$21.18	$18.67	$15.35	$16.44	$13.71	$11.23
Total return[4]	11.14%	22.78%	30.95%	(5.35)%	20.00%	21.99%	(35.00)%
Ratios to average net assets (annualized)
Gross expenses	2.03%	2.05%	2.06%	2.05%	2.08%	2.12%	2.10%
Net expenses	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.06%
Net investment loss	(1.03)%	(0.81)%	(0.92)%	(1.01)%	(1.01)%	(0.56)%	(0.76)%
Supplemental data
Portfolio turnover rate	18%	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$31,643	$29,483	$20,080	$17,887	$17,976	$11,750	$9,692

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended March 31, 2014 (unaudited)	Year ended September 30, 2013[1]
Net asset value, beginning of period	$24.78	$22.83
Net investment income	0.04 [2]	0.01
Net realized and unrealized gains (losses) on investments	2.77	1.94

Total from investment operations	2.81	1.95
Distributions to shareholders from
Net realized gains	(2.07)	0.00
Net asset value, end of period	$25.52	$24.78
Total return[3]	11.85%	8.54%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%
Net expenses	0.80%	0.81%
Net investment income	0.35%	0.18%
Supplemental data
Portfolio turnover rate	18%	40%
Net assets, end of period (000s omitted)	$86,240	$27

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$24.59	$21.26	$17.18	$18.20	$17.49
Net investment income (loss)	(0.01)[2]	0.01	0.01	(0.01)[2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	2.75	4.75	5.33	(0.76)	0.70

Total from investment operations	2.74	4.76	5.34	(0.77)	0.71
Distributions to shareholders from
Net realized gains	(2.07)	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$25.26	$24.59	$21.26	$17.18	$18.20
Total return[3]	11.65%	23.92%	32.15%	(4.44)%	4.06%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.11%	1.10%	1.10%	1.18%
Net expenses	1.09%	1.09%	1.07%	1.09%	1.07%
Net investment income (loss)	(0.07)%	0.11%	0.01%	(0.05)%	0.19%
Supplemental data
Portfolio turnover rate	18%	40%	30%	41%	47%
Net assets, end of period (000s omitted)	$39,791	$24,871	$19,428	$19,044	$10

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Common Stock Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$24.77	$21.37	$17.23	$18.21	$17.49
Net investment income	0.02 [2]	0.07 [2]	0.06 [2]	0.01	0.02 [2]
Net realized and unrealized gains (losses) on investments	2.78	4.76	5.34	(0.74)	0.70

Total from investment operations	2.80	4.83	5.40	(0.73)	0.72
Distributions to shareholders from
Net realized gains	(2.07)	(1.43)	(1.26)	(0.25)	0.00
Net asset value, end of period	$25.50	$24.77	$21.37	$17.23	$18.21
Total return[3]	11.81%	24.14%	32.42%	(4.22)%	4.12%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.88%	0.87%	0.94%
Net expenses	0.86%	0.87%	0.88%	0.87%	0.89%
Net investment income	0.13%	0.33%	0.28%	0.29%	0.60%
Supplemental data
Portfolio turnover rate	18%	40%	30%	41%	47%
Net assets, end of period (000s omitted)	$235,155	$197,453	$86,645	$16,475	$327

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Common Stock Fund	21

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$25.00	$21.64	$17.50	$18.57	$15.41	$12.53	$23.07
Net investment income (loss)	(0.04)	(0.02)	(0.04)	(0.06)	(0.05)[2]	0.02 [2]	0.00	[2],[3]
Net realized and unrealized gains (losses) on investments	2.81	4.81	5.44	(0.76)	3.23	2.86	(6.81)

Total from investment operations	2.77	4.79	5.40	(0.82)	3.18	2.88	(6.81)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	0.00	(0.11)
Net realized gains	(2.07)	(1.43)	(1.26)	(0.25)	0.00	0.00	(3.61)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.01)

Total distributions to shareholders	(2.07)	(1.43)	(1.26)	(0.25)	(0.02)	0.00	(3.73)
Net asset value, end of period	$25.70	$25.00	$21.64	$17.50	$18.57	$15.41	$12.53
Total return[4]	11.57%	23.63%	31.89%	(4.62)%	20.73%	22.91%	(34.52)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.35%	1.37%	1.36%	1.43%	1.47%	1.50%
Net expenses	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%	1.29%
Net investment income (loss)	(0.31)%	(0.08)%	(0.20)%	(0.29)%	(0.30)%	0.17%	0.00%
Supplemental data
Portfolio turnover rate	18%	40%	30%	41%	47%	58%	81%
Net assets, end of period (000s omitted)	$998,226	$933,930	$817,678	$723,711	$761,497	$657,333	$564,998

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Common Stock Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Common Stock Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at

Notes to financial statements (unaudited)	Wells Fargo Advantage Common Stock Fund	23

least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,074,377 with $1,382,918 expiring in 2015 and $691,459 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

24	Wells Fargo Advantage Common Stock Fund	Notes to financial statements (unaudited)

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Equity securities
Common stocks
Consumer discretionary	$267,441,922	$0	$0	$267,441,922
Consumer staples	31,802,203	0	0	31,802,203
Energy	137,539,231	0	0	137,539,231
Financials	215,186,495	0	0	215,186,495
Health care	173,659,729	0	0	173,659,729
Industrials	292,936,568	0	0	292,936,568
Information technology	316,452,971	0	0	316,452,971
Materials	134,407,965	0	0	134,407,965
Investment companies	51,568,354	0	0	51,568,354

Short-term investments
Investment companies	72,783,421	68,377,866	0	141,161,287
	$1,693,778,859	$68,377,866	$0	$1,762,156,725

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

Notes to financial statements (unaudited)	Wells Fargo Advantage Common Stock Fund	25

fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.26% for Class A shares, 2.01% for Class B shares, 2.01% for Class C shares, 0.85% for Class R6 shares, 1.10% for Administrator Class shares, 0.90% for Institutional Class shares, and 1.29% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $4,864 from the sale of Class A shares and $67 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $436,966,441 and $269,731,748, respectively.

6. ACQUISITION

After the close of business on March 1, 2013, the Fund acquired the net assets of the Wells Fargo Advantage Small/Mid Cap Core Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class, and Institutional Class shares of the Wells Fargo Advantage Small/Mid Cap Core Fund received Class A, Class C, Administrator Class, and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of the Wells Fargo Advantage Small/Mid Cap Core Fund for 1,175,258 shares of the Fund valued at $24,962,415 at an exchange ratio of 0.49, 0.54, 0.49, and 0.49 for Class A, Class C, Administrator Class, and Institutional Class shares, respectively. The investment portfolio of the Wells Fargo Advantage Small/Mid Cap Core Fund with a fair value of $24,968,652, identified cost of $25,150,472, and unrealized losses of $181,820 at March 1, 2013 were the principal assets acquired by the Fund. The aggregate net assets of the Wells Fargo Advantage Small/Mid Cap Core Fund and the Fund immediately prior to the acquisition were $24,962,415 and $1,223,291,412, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,248,253,827. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Wells Fargo Advantage Small/Mid Cap Core Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

26	Wells Fargo Advantage Common Stock Fund	Notes to financial statements (unaudited)

Assuming the acquisition had been completed October 1, 2012, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended September 30, 2013 would have been:

Net investment income	$7,726,835
Net realized and unrealized gains on investments	$269,502,866
Net increase in net assets resulting from operations	$277,229,701

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $1,164 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Common Stock Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than or in range of the average performance of the Universe for the three-, five-, and ten-year periods under review, and lower than the average performance of the Universe for the one-year period under review.

Other information (unaudited)	Wells Fargo Advantage Common Stock Fund	31

The Board also noted that the performance of the Fund was higher than or in range of its benchmark, Russell 2500™ Index, for the five- and ten-year periods under review, and lower than its benchmark for the one- and three-year periods under review.

The Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe for the one-year period under review and relative to its benchmark for the one- and three-year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance. The Board also noted that the Fund’s performance has ranked well above the median performance of the Universe for seven of the last ten years. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes except the Investor Class. However, the Board viewed favorably the fact that the net operating expense ratios for each share class, including the Investor Class, were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

32	Wells Fargo Advantage Common Stock Fund	Other information (unaudited)

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Common Stock Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224310 05-14 SA229/SAR229 03-14

Wells Fargo Advantage Discovery FundSM

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Discovery Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this report for the Wells Fargo Advantage Discovery Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. Investors appeared less risk-averse, favoring higher-growth sectors of the market over defensive companies, such as utilities. Considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine that occurred in the last three months of the reporting period were countered by increased confidence that the U.S. economic recovery was gaining strength, which resulted in positive returns for domestic stocks (measured by the Russell 3000® Index1) for the six-month reporting period.

U.S. economic prospects brightened.

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the monetary policymaking body of the Federal Reserve—kept its key interest rate near zero and purchased both mortgage-backed securities and long-term U.S. Treasuries in an effort to keep interest rates low. In mid-December 2013, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program.

Meanwhile, in November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

U.S. equity markets had strong returns.

The modestly positive outlook for the U.S. economy contributed to a positive domestic stock market for most of the reporting period. Stock prices (measured by the Russell 3000 Index1) rose during the period. These positive results came despite several short-term sell-offs, the most significant of which occurred in January 2014 as the result of new concerns about global economic strength when China posted weak manufacturing data and emerging markets showed renewed volatility.

Economically-sensitive companies had the best results over the past six months. For example, information technology companies continued to benefit from long-term trends such as the growth of cloud computing, a shift toward software-as-a-service, and great use of data analytics. At the other end of the spectrum, more defensive companies, such as those within the consumer staples sector of the Russell 2500TM Index2, had weak but positive returns over the past six months.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Discovery Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Discovery Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFDAX)	7-31-2007	17.47	24.45	10.28	24.65	25.94	10.93	1.28	1.23
Class C (WDSCX)	7-31-2007	22.73	24.98	10.12	23.73	24.98	10.12	2.03	1.98
Class R6 (WFDRX)	6-28-2013	–	–	–	25.22	26.43	11.31	0.80	0.80
Administrator Class (WFDDX)	4-8-2005	–	–	–	24.84	26.11	11.10	1.12	1.12
Institutional Class (WFDSX)	8-31-2006	–	–	–	25.15	26.42	11.30	0.85	0.85
Investor Class (STDIX)	12-31-1987	–	–	–	24.58	25.85	10.87	1.34	1.29
Russell 2500TM Growth Index[4]	–	–	–	–	26.66	25.82	9.64	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Discovery Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2014
Constellation Brands Incorporated Class A	2.44
B/E Aerospace Incorporated	1.97
Wabtec Corporation	1.92
United Rentals Incorporated	1.83
Under Armour Incorporated Class A	1.79
Old Dominion Freight Line Incorporated	1.74
IHS Incorporated Class A	1.72
Vantiv Incorporated Class A	1.62
AMC Networks Incorporated Class A	1.60
W.R. Grace & Company	1.56

Sector distribution[6] as of March 31, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class A and Administrator Class shares prior to their inception reflects the performance of Investor Class shares and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class C, 0.84% for Class R6, 1.15% for Administrator Class, 0.89% for Institutional Class, and 1.28% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 2500™ Growth Index measures the performance of those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Discovery Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,064.94	$6.28	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Class C
Actual	$1,000.00	$1,060.67	$10.12	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90	1.97%
Class R6
Actual	$1,000.00	$1,067.32	$3.92	0.76%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.14	$3.83	0.76%
Administrator Class
Actual	$1,000.00	$1,065.63	$5.56	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44	1.08%
Institutional Class
Actual	$1,000.00	$1,066.73	$4.23	0.82%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.84	$4.13	0.82%
Investor Class
Actual	$1,000.00	$1,064.38	$6.59	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.44	1.28%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund	7

Security name	Shares	Value

Common Stocks: 96.32%

Consumer Discretionary: 18.42%

Auto Components: 1.55%
BorgWarner Incorporated	856,100	$52,624,466

Distributors: 1.42%
LKQ Corporation †	1,837,647	48,421,998

Hotels, Restaurants & Leisure: 2.19%
Domino’s Pizza Incorporated	645,600	49,691,832
Krispy Kreme Doughnuts Incorporated †	1,392,100	24,681,933

		74,373,765

Household Durables: 1.24%
Mohawk Industries Incorporated †	311,600	42,371,368

Internet & Catalog Retail: 1.58%
HomeAway Incorporated †	1,027,900	38,720,993
Zulily Incorporated Class A «†	298,800	14,996,772

		53,717,765

Media: 1.60%
AMC Networks Incorporated Class A †	744,900	54,444,741

Specialty Retail: 5.33%
Advance Auto Parts Incorporated	281,478	35,606,967
DSW Incorporated Class A	718,206	25,754,867
Lithia Motors Incorporated Class A	471,700	31,349,182
Lumber Liquidators Holdings Incorporated †	471,400	44,217,320
Restoration Hardware Holdings Incorporated †	601,029	44,229,724

		181,158,060

Textiles, Apparel & Luxury Goods: 3.51%
Movado Group Incorporated	567,267	25,839,012
Skechers U.S.A. Incorporated Class A †	891,105	32,560,977
Under Armour Incorporated Class A †	532,000	60,988,480

		119,388,469

Consumer Staples: 4.71%

Beverages: 2.45%
Constellation Brands Incorporated Class A †	978,500	83,143,145

Food & Staples Retailing: 1.17%
United Natural Foods Incorporated †	560,100	39,722,292

Food Products: 1.09%
Annie’s Incorporated †	925,058	37,178,081

Energy: 3.72%

Oil, Gas & Consumable Fuels: 3.72%
Bonanza Creek Energy Incorporated †	491,700	21,831,480
Delek US Holdings Incorporated	935,200	27,158,208

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Discovery Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Incorporated †	516,900	$34,792,539
Gulfport Energy Corporation †	599,763	42,691,130

		126,473,357

Financials: 6.28%

Banks: 2.49%
First Republic Bank Corporation	635,900	34,332,241
Texas Capital Bancshares Incorporated †	776,983	50,457,276

		84,789,517

Capital Markets: 2.28%
Affiliated Managers Group Incorporated †	205,600	41,130,280
SEI Investments Company	1,083,200	36,406,352

		77,536,632

Insurance: 0.88%
eHealth Incorporated †	589,300	29,936,440

Thrifts & Mortgage Finance: 0.63%
Ocwen Financial Corporation †	543,400	21,290,412

Health Care: 16.53%

Biotechnology: 7.21%
Alkermes plc †	742,500	32,736,825
Alnylam Pharmaceuticals Incorporated †	448,400	30,105,576
BioMarin Pharmaceutical Incorporated †	511,308	34,876,319
Cepheid Incorporated †	823,957	42,499,702
Insmed Incorporated †	1,190,800	22,672,832
Keryx Biopharmaceuticals Incorporated «†	1,528,502	26,045,674
Novavax Incorporated †	1,804,100	8,172,573
NPS Pharmaceuticals Incorporated †	668,546	20,009,582
Puma Biotechnology Incorporated †	179,300	18,672,302
Tekmira Pharmaceuticals Corporation †	446,330	9,591,632

		245,383,017

Health Care Equipment & Supplies: 2.35%
Cooper Companies Incorporated	330,500	45,397,480
Wright Medical Group Incorporated †	1,110,211	34,494,256

		79,891,736

Health Care Providers & Services: 1.21%
Envision Healthcare Holdings Incorporated †	1,217,746	41,196,347

Health Care Technology: 1.27%
athenahealth Incorporated †	269,100	43,120,584

Life Sciences Tools & Services: 0.76%
Bruker BioSciences Corporation †	1,135,600	25,880,324

Pharmaceuticals: 3.73%
GW Pharmaceuticals ADR «†	174,700	10,371,939

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund	9

Security name	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals plc †	336,200	$46,624,216
Mallinckrodt plc †	346,400	21,965,224
Salix Pharmaceuticals Limited †	462,100	47,878,181

		126,839,560

Industrials: 22.56%

Aerospace & Defense: 3.18%
B/E Aerospace Incorporated †	771,600	66,967,164
DigitalGlobe Incorporated †	1,420,239	41,201,133

		108,168,297

Airlines: 2.48%
Copa Holdings SA Class A	363,900	52,834,641
Spirit Airlines Incorporated †	530,000	31,482,000

		84,316,641

Construction & Engineering: 1.41%
Quanta Services Incorporated †	1,296,700	47,848,230

Electrical Equipment: 0.84%
Acuity Brands Incorporated	214,600	28,449,522

Machinery: 6.79%
Chart Industries Incorporated †	425,100	33,816,705
Colfax Corporation †	638,644	45,554,477
Graco Incorporated	628,900	47,003,986
Proto Labs Incorporated †	575,400	38,937,318
Wabtec Corporation	844,400	65,441,000

		230,753,486

Professional Services: 4.29%
IHS Incorporated Class A †	481,988	58,561,542
The Advisory Board Company †	631,900	40,599,575
Towers Watson & Company Class A	411,100	46,885,955

		146,047,072

Road & Rail: 1.74%
Old Dominion Freight Line Incorporated †	1,045,300	59,310,322

Trading Companies & Distributors: 1.83%
United Rentals Incorporated †	655,100	62,195,194

Information Technology: 21.04%

Communications Equipment: 0.43%
Ubiquiti Networks Incorporated «†	320,000	14,550,400

Electronic Equipment, Instruments & Components: 2.64%
Cognex Corporation †	1,160,900	39,308,074
FEI Company	491,100	50,593,122

		89,901,196

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Discovery Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name		Shares	Value

Internet Software & Services: 6.17%
ChannelAdvisor Corporation †		896,700	$33,841,458
Cornerstone OnDemand Incorporated †		937,700	44,887,699
CoStar Group Incorporated †		252,351	47,124,026
Cvent Incorporated †		707,500	25,576,125
Shutterstock Incorporated †		388,558	28,213,196
Yelp Incorporated †		391,034	30,082,246

			209,724,750

IT Services: 4.21%
Alliance Data Systems Corporation †		182,600	49,749,370
Euronet Worldwide Incorporated †		927,000	38,553,930
Vantiv Incorporated Class A †		1,821,990	55,060,538

			143,363,838

Semiconductors & Semiconductor Equipment: 0.83%
Cavium Incorporated †		642,100	28,079,033

Software: 5.80%
Aspen Technology Incorporated †		1,048,300	44,405,988
Fleetmatics Group plc †		870,350	29,113,208
Guidewire Software Incorporated †		912,600	44,763,030
ServiceNow Incorporated †		750,619	44,977,090
Tableau Software Incorporated Class A †		448,530	34,124,162

			197,383,478

Technology Hardware, Storage & Peripherals: 0.96%
Stratasys Limited †		308,375	32,715,504

Materials: 1.56%

Chemicals: 1.56%
W.R. Grace & Company †		535,200	53,075,784

Telecommunication Services: 1.50%

Wireless Telecommunication Services: 1.50%
SBA Communications Corporation Class A †		559,603	50,901,489

Total Common Stocks (Cost $2,661,363,165)			3,275,666,312

	Yield

Short-Term Investments: 4.06%

Investment Companies: 4.06%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	83,094,039	83,094,039
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.09	54,928,019	54,928,019

Total Short-Term Investments (Cost $138,022,058)			138,022,058

Total investments in securities (Cost $2,799,385,223) *	100.38%	3,413,688,370
Other assets and liabilities, net	(0.38)	(12,870,243)

Total net assets	100.00%	$3,400,818,127

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund	11

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $2,803,594,328 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$657,385,112
Gross unrealized depreciation	(47,291,070)

Net unrealized appreciation	$610,094,042

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Discovery Fund	Statement of assets and liabilities—March 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$3,275,666,312
In affiliated securities, at value (see cost below)	138,022,058

Total investments, at value (see cost below)	3,413,688,370
Cash	2,677,762
Receivable for investments sold	35,835,184
Receivable for Fund shares sold	29,807,622
Receivable for dividends	81,382
Receivable for securities lending income	74,282
Prepaid expenses and other assets	145,774

Total assets	3,482,310,376

Liabilities
Payable for investments purchased	20,002,013
Payable for Fund shares redeemed	3,514,279
Payable upon receipt of securities loaned	54,928,019
Advisory fee payable	1,908,817
Distribution fees payable	55,131
Due to other related parties	625,409
Accrued expenses and other liabilities	458,581

Total liabilities	81,492,249

Total net assets	$3,400,818,127

NET ASSETS CONSIST OF
Paid-in capital	$2,650,611,933
Accumulated net investment loss	(11,975,714)
Accumulated net realized gains on investments	147,878,761
Net unrealized gains on investments	614,303,147

Total net assets	$3,400,818,127

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$388,708,831
Shares outstanding – Class A	11,634,497
Net asset value per share – Class A	$33.41
Maximum offering price per share – Class A2	$35.45
Net assets – Class C	$89,085,994
Shares outstanding – Class C	2,829,565
Net asset value per share – Class C	$31.48
Net assets – Class R6	$36,239,695
Share outstanding – Class R6	1,041,109
Net asset value per share – Class R6	$34.81
Net assets – Administrator Class	$847,162,757
Shares outstanding – Administrator Class	24,880,853
Net asset value per share – Administrator Class	$34.05
Net assets – Institutional Class	$1,265,768,659
Shares outstanding – Institutional Class	36,379,516
Net asset value per share – Institutional Class	$34.79
Net assets – Investor Class	$773,852,191
Shares outstanding – Investor Class	23,312,459
Net asset value per share – Investor Class	$33.19

Investments in unaffiliated securities (including securities on loan), at cost	$2,661,363,165

Investments in affiliated securities, at cost	$138,022,058

Total investments, at cost	$2,799,385,223

Securities on loan, at value	$53,651,747

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2014 (unaudited)	Wells Fargo Advantage Discovery Fund	13

Investment income
Dividends	$3,327,904
Securities lending income, net	509,994
Income from affiliated securities	37,772

Total investment income	3,875,670

Expenses
Advisory fee	9,957,945
Administration fees
Fund level	746,773
Class A	405,504
Class C	85,177
Class R6	2,033
Administrator Class	370,111
Institutional Class	452,917
Investor Class	1,157,716
Shareholder servicing fees
Class A	389,907
Class C	81,901
Administrator Class	914,389
Investor Class	899,162
Distribution fees
Class C	245,703
Custody and accounting fees	75,631
Professional fees	22,007
Registration fees	92,966
Shareholder report expenses	53,453
Trustees’ fees and expenses	6,219
Other fees and expenses	26,288

Total expenses	15,985,802
Less: Fee waivers and/or expense reimbursements	(134,973)

Net expenses	15,850,829

Net investment loss	(11,975,159)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	157,628,528
Net change in unrealized gains (losses) on investments	27,261,119

Net realized and unrealized gains (losses) on investments	184,889,647

Net increase in net assets resulting from operations	$172,914,488

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Discovery Fund	Statement of changes in net assets

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment loss		$(11,975,159)		$(2,264,194)
Net realized gains on investments		157,628,528		181,434,058
Net change in unrealized gains (losses) on investments		27,261,119		386,543,615

Net increase in net assets resulting from operations		172,914,488		565,713,479

Distributions to shareholders from
Net realized gains
Class A		(18,511,657)		(6,761,646)
Class C		(3,908,122)		(1,392,037)
Class R6		(229,375)		0 [1]
Administrator Class		(43,636,565)		(24,686,836)
Institutional Class		(67,126,218)		(28,226,790)
Investor Class		(44,953,612)		(24,433,293)

Total distributions to shareholders		(178,365,549)		(85,500,602)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,793,817	162,450,726	4,037,415	117,887,246
Class C	1,346,586	43,082,857	1,053,288	28,650,204
Class R6	1,066,926	37,770,185	806 [1]	25,000 [1]
Administrator Class	6,805,336	231,457,444	5,174,693	152,595,324
Institutional Class	9,089,825	321,296,523	13,433,827	400,277,818
Investor Class	5,242,055	176,422,646	5,287,128	153,807,243

		972,480,381		853,242,835

Reinvestment of distributions
Class A	538,849	17,583,098	260,885	6,496,028
Class C	96,590	2,976,900	37,954	902,541
Class R6	6,756	229,375	0 [1]	0 [1]
Administrator Class	1,265,085	42,051,507	938,841	23,752,678
Institutional Class	1,949,307	66,159,461	989,632	25,463,243
Investor Class	1,369,482	44,412,550	959,644	23,770,378

		173,412,891		80,384,868

Payment for shares redeemed
Class A	(846,967)	(28,671,282)	(1,421,433)	(40,935,431)
Class C	(146,829)	(4,712,251)	(209,586)	(5,699,453)
Class R6	(33,379)	(1,173,745)	0 [1]	0 [1]
Administrator Class	(2,209,269)	(76,129,368)	(4,626,667)	(134,703,373)
Institutional Class	(3,120,584)	(109,788,326)	(4,879,615)	(146,084,276)
Investor Class	(2,328,732)	(78,202,691)	(4,368,620)	(121,256,319)

		(298,677,663)		(448,678,852)

Net increase in net assets resulting from capital share transactions		847,215,609		484,948,851

Total increase in net assets		841,764,548		965,161,728

Net assets
Beginning of period		2,559,053,579		1,593,891,851

End of period		$3,400,818,127		$2,559,053,579

Accumulated net investment loss		$(11,975,714)		$(555)

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS A		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$33.50	$26.89	$21.20	$20.71	$15.69	$14.52	$28.07
Net investment loss	(0.16)[2]	(0.08)[2]	(0.14)[2]	(0.21)[2]	(0.18)	(0.09)[2]	(0.17)[2]
Net realized and unrealized gains (losses) on investments	2.28	8.14	6.82	0.70	5.20	1.26	(9.40)

Total from investment operations	2.12	8.06	6.68	0.49	5.02	1.17	(9.57)
Distributions to shareholders from
Net realized gains	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$33.41	$33.50	$26.89	$21.20	$20.71	$15.69	$14.52
Total return[3]	6.49%	31.86%	32.05%	2.37%	31.99%	8.06%	(39.00)%
Ratios to average net assets (annualized)
Gross expenses	1.25%	1.27%	1.29%	1.34%	1.37%	1.43%	1.41%
Net expenses	1.22%	1.22%	1.22%	1.30%	1.33%	1.33%	1.33%
Net investment loss	(0.96)%	(0.29)%	(0.53)%	(0.86)%	(0.97)%	(0.68)%	(0.85)%
Supplemental data
Portfolio turnover rate	46%	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$388,709	$239,506	$114,882	$41,507	$7,442	$3,750	$3,150

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS C		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$31.81	$25.79	$20.51	$20.19	$15.41	$14.36	$28.04
Net investment loss	(0.27)[2]	(0.30)[2]	(0.31)[2]	(0.38)[2]	(0.29)	(0.20)[2]	(0.32)[2]
Net realized and unrealized gains (losses) on investments	2.15	7.77	6.58	0.70	5.07	1.25	(9.38)

Total from investment operations	1.88	7.47	6.27	0.32	4.78	1.05	(9.70)
Distributions to shareholders from
Net realized gains	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$31.48	$31.81	$25.79	$20.51	$20.19	$15.41	$14.36
Total return[3]	6.07%	30.89%	31.10%	1.59%	31.10%	7.24%	(39.57)%
Ratios to average net assets (annualized)
Gross expenses	2.00%	2.02%	2.04%	2.09%	2.13%	2.18%	2.18%
Net expenses	1.97%	1.97%	1.97%	2.07%	2.08%	2.08%	2.08%
Net investment loss	(1.71)%	(1.08)%	(1.28)%	(1.62)%	(1.73)%	(1.47)%	(1.59)%
Supplemental data
Portfolio turnover rate	46%	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$89,086	$48,768	$16,803	$5,205	$3,043	$2,334	$1,471

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	17

(For a share outstanding throughout each period)

CLASS R6	Six months ended March 31, 2014 (unaudited)	Year ended September 30, 2013[1]
Net asset value, beginning of period	$34.73	$31.03
Net investment income (loss)	(0.12)	0.02 [2]
Net realized and unrealized gains (losses) on investments	2.41	3.68

Total from investment operations	2.29	3.70
Distributions to shareholders from
Net realized gains	(2.21)	0.00
Net asset value, end of period	$34.81	$34.73
Total return[3]	6.73%	11.96%
Ratios to average net assets (annualized)
Gross expenses	0.76%	0.77%
Net expenses	0.76%	0.77%
Net investment income (loss)	(0.54)%	0.30%
Supplemental data
Portfolio turnover rate	46%	86%
Net assets, end of period (000s omitted)	$36,240	$28

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$34.08	$27.30	$21.50	$20.96	$15.86	$14.65	$28.23
Net investment loss	(0.13)	(0.04)	(0.12)[2]	(0.20)	(0.13)	(0.07)[2]	(0.13)[2]
Net realized and unrealized gains (losses) on investments	2.31	8.27	6.91	0.74	5.23	1.28	(9.47)

Total from investment operations	2.18	8.23	6.79	0.54	5.10	1.21	(9.60)
Distributions to shareholders from
Net realized gains	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$34.05	$34.08	$27.30	$21.50	$20.96	$15.86	$14.65
Total return[3]	6.56%	32.01%	32.12%	2.58%	32.16%	8.26%	(38.87)%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.10%	1.13%	1.17%	1.20%	1.25%	1.24%
Net expenses	1.08%	1.10%	1.13%	1.15%	1.15%	1.15%	1.15%
Net investment loss	(0.82)%	(0.13)%	(0.45)%	(0.70)%	(0.81)%	(0.52)%	(0.62)%
Supplemental data
Portfolio turnover rate	46%	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$847,163	$648,228	$478,673	$203,820	$122,451	$103,576	$82,359

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Discovery Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$34.74	$27.73	$21.76	$21.17	$15.99	$14.73	$28.31
Net investment income (loss)	(0.12)	0.01	(0.07)	(0.14)	(0.11)	(0.05)[2]	(0.09)[2]
Net realized and unrealized gains (losses) on investments	2.38	8.45	7.03	0.73	5.29	1.31	(9.51)

Total from investment operations	2.26	8.46	6.96	0.59	5.18	1.26	(9.60)
Distributions to shareholders from
Net realized gains	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$34.79	$34.74	$27.73	$21.76	$21.17	$15.99	$14.73
Total return[3]	6.67%	32.36%	32.53%	2.79%	32.48%	8.49%	(38.74)%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.84%	0.86%	0.91%	0.93%	0.96%	1.00%
Net expenses	0.82%	0.84%	0.86%	0.90%	0.93%	0.95%	0.95%
Net investment income (loss)	(0.56)%	0.11%	(0.19)%	(0.45)%	(0.58)%	(0.37)%	(0.45)%
Supplemental data
Portfolio turnover rate	46%	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$1,265,769	$988,615	$524,506	$274,039	$112,874	$68,395	$23,455

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Discovery Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$33.31	$26.76	$21.12	$20.64	$15.65	$14.49	$28.02
Net investment loss	(0.17)[2]	(0.09)[2]	(0.15)[2]	(0.24)	(0.14)	(0.10)[2]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	2.26	8.09	6.78	0.72	5.13	1.26	(9.37)

Total from investment operations	2.09	8.00	6.63	0.48	4.99	1.16	(9.55)
Distributions to shareholders from
Net realized gains	(2.21)	(1.45)	(0.99)	0.00	0.00	0.00	(3.98)
Net asset value, end of period	$33.19	$33.31	$26.76	$21.12	$20.64	$15.65	$14.49
Total return[3]	6.44%	31.78%	31.93%	2.33%	31.89%	8.01%	(39.00)%
Ratios to average net assets (annualized)
Gross expenses	1.30%	1.32%	1.36%	1.40%	1.47%	1.53%	1.56%
Net expenses	1.28%	1.28%	1.29%	1.37%	1.38%	1.38%	1.38%
Net investment loss	(1.02)%	(0.30)%	(0.61)%	(0.93)%	(1.03)%	(0.74)%	(0.84)%
Supplemental data
Portfolio turnover rate	46%	86%	104%	111%	93%	221%	153%
Net assets, end of period (000s omitted)	$773,852	$633,908	$459,028	$279,715	$267,466	$180,898	$179,913

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Discovery Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Discovery Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

22	Wells Fargo Advantage Discovery Fund	Notes to financial statements (unaudited)

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Advantage Discovery Fund	23

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$626,500,632	$0	$0	$626,500,632
Consumer staples	160,043,518	0	0	160,043,518
Energy	126,473,357	0	0	126,473,357
Financials	213,553,001	0	0	213,553,001
Health care	56,2311,568	0	0	562,311,568
Industrials	767,088,764	0	0	767,088,764
Information technology	715,718,199	0	0	715,718,199
Materials	53,075,784	0	0	53,075,784
Telecommunication services	50,901,489	0	0	50,901,489

Short-term investments
Investment companies	83,094,039	54,928,019	0	138,022,058
	$3,358,760,351	$54,928,019	$0	$3,413,688,370

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

24	Wells Fargo Advantage Discovery Fund	Notes to financial statements (unaudited)

Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class C shares, 0.84% for Class R6 shares, 1.15% for Administrator Class shares, 0.89% for Institutional Class shares and 1.28% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $72,491 from the sale of Class A shares and $329 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $1,959,870,120 and $1,342,462,593, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $2,050 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Discovery Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, Russell 2500™ Growth Index, for all periods under review.

Other information (unaudited)	Wells Fargo Advantage Discovery Fund	29

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes except the Investor Class. However, the Board viewed favorably the fact that the net operating expense ratios for all share classes of the Fund, including the Investor Class, were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The

30	Wells Fargo Advantage Discovery Fund	Other information (unaudited)

Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Discovery Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224311 05-14 SA230/SAR230 03-14

Wells Fargo Advantage Enterprise FundSM

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Enterprise Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this report for the Wells Fargo Advantage Enterprise Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. Investors appeared less risk-averse, favoring higher-growth sectors of the market over defensive companies, such as utilities. Considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine that occurred in the last three months of the reporting period were countered by increased confidence that the U.S. economic recovery was gaining strength, which resulted in positive returns for domestic stocks (measured by the Russell 3000® Index1) for the six-month reporting period.

U.S. economic prospects brightened.

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the monetary policymaking body of the Federal Reserve—kept its key interest rate near zero and purchased both mortgage-backed securities and long-term U.S. Treasuries in an effort to keep interest rates low. In mid-December 2013, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program.

Meanwhile, in November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

U.S. equity markets had strong returns.

The modestly positive outlook for the U.S. economy contributed to a positive domestic stock market for most of the reporting period. Stock prices (measured by the Russell 3000 Index1) rose during the period. These positive results came despite several short-term sell-offs, the most significant of which occurred in January 2014 as the result of new concerns about global economic strength when China posted weak manufacturing data and emerging markets showed renewed volatility.

Economically-sensitive companies had the best results over the past six months. For example, information technology companies continued to benefit from long-term trends such as the growth of cloud computing, a shift toward software-as-a-service, and great use of data analytics. At the other end of the spectrum, more defensive companies, such as those within the consumer staples sector of the Russell 2500TM Index2, had weak but positive returns over the past six months.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Enterprise Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Enterprise Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Thomas J. Pence, CFA

Michael T. Smith, CFA

Chris Warner, CFA

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SENAX)	2-24-2000	18.89	21.32	8.18	26.15	22.76	8.82	1.30	1.18
Class B (WENBX)*	8-26-2011	20.18	21.67	8.58	25.18	21.85	8.58	2.05	1.93
Class C (WENCX)	3-31-2008	24.21	21.85	8.04	25.21	21.85	8.04	2.05	1.93
Administrator Class (SEPKX)	8-30-2002	–	–	–	26.22	22.92	9.05	1.14	1.10
Institutional Class (WFEIX)	6-30-2003	–	–	–	26.55	23.24	9.33	0.87	0.85
Investor Class (SENTX)	9-30-1998	–	–	–	26.08	22.67	8.69	1.36	1.24
Russell Midcap® Growth Index[4]	–	–	–	–	24.22	24.73	9.47	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for short time periods, should not be the sole factor in making your investment decision.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Enterprise Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2014
Constellation Brands Incorporated Class A	2.85
IntercontinentalExchange Group Incorporated	2.42
SBA Communications Corporation Class A	2.23
IHS Incorporated Class A	1.95
Delphi Automotive plc	1.94
Delta Air Lines Incorporated	1.90
Alliance Data Systems Corporation	1.85
Alexion Pharmaceuticals Incorporated	1.84
B/E Aerospace Incorporated	1.75
Affiliated Managers Group Incorporated	1.67

Sector distribution[6] as of March 31, 2014

1.	Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Enterprise Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,072.00	$6.10	1.18%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.94	1.18%
Class B
Actual	$1,000.00	$1,067.80	$9.95	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Class C
Actual	$1,000.00	$1,068.04	$9.95	1.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.31	$9.70	1.93%
Administrator Class
Actual	$1,000.00	$1,072.27	$5.68	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.45	$5.54	1.10%
Institutional Class
Actual	$1,000.00	$1,073.77	$4.39	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Investor Class
Actual	$1,000.00	$1,071.73	$6.40	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.24	1.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund	7

Security name	Shares	Value

Common Stocks: 98.74%

Consumer Discretionary: 22.68%

Auto Components: 3.03%
BorgWarner Incorporated	133,700	$8,218,539
Delphi Automotive plc	215,885	14,649,956

		22,868,495

Distributors: 1.28%
LKQ Corporation †	367,900	9,694,165

Hotels, Restaurants & Leisure: 2.93%
Chipotle Mexican Grill Incorporated †	20,920	11,883,606
Domino’s Pizza Incorporated	133,800	10,298,586

		22,182,192

Household Durables: 2.14%
Garmin Limited «	122,200	6,752,772
Mohawk Industries Incorporated †	69,100	9,396,218

		16,148,990

Internet & Catalog Retail: 1.63%
Netflix Incorporated †	25,900	9,117,577
Zulily Incorporated Class A «†	64,000	3,212,160

		12,329,737

Media: 4.49%
AMC Networks Incorporated Class A †	119,500	8,734,255
Discovery Communications Incorporated †	158,490	12,213,239
Liberty Global plc Class A	66,930	2,784,288
Liberty Global plc Class C †	250,242	10,187,352

		33,919,134

Specialty Retail: 4.55%
Advance Auto Parts Incorporated	80,429	10,174,269
AutoNation Incorporated †	119,500	6,360,985
Lumber Liquidators Holdings Incorporated †	92,800	8,704,640
Restoration Hardware Holdings Incorporated †	123,897	9,117,580

		34,357,474

Textiles, Apparel & Luxury Goods: 2.63%
Michael Kors Holdings Limited †	88,700	8,273,049
Under Armour Incorporated Class A †	101,130	11,593,543

		19,866,592

Consumer Staples: 3.83%

Beverages: 2.85%
Constellation Brands Incorporated Class A †	253,100	21,505,907

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Food & Staples Retailing: 0.98%
United Natural Foods Incorporated †	104,800	$7,432,416

Energy: 6.48%

Oil, Gas & Consumable Fuels: 6.48%
Antero Resources Corporation «†	103,863	6,501,824
Cabot Oil & Gas Corporation	198,900	6,738,732
Concho Resources Incorporated †	64,400	7,889,000
Gulfport Energy Corporation †	129,770	9,237,029
Marathon Petroleum Corporation	86,500	7,528,960
Pioneer Natural Resources Company	58,835	11,010,382

		48,905,927

Financials: 7.81%

Banks: 2.34%
First Republic Bank Corporation	139,100	7,510,009
Texas Capital Bancshares Incorporated †	156,835	10,184,865

		17,694,874

Capital Markets: 2.54%
Affiliated Managers Group Incorporated †	62,900	12,583,145
SEI Investments Company	195,800	6,580,838

		19,163,983

Diversified Financial Services: 2.42%
IntercontinentalExchange Group Incorporated	92,405	18,280,481

Thrifts & Mortgage Finance: 0.51%
Ocwen Financial Corporation †	98,400	3,855,312

Health Care: 15.88%

Biotechnology: 6.46%
Alexion Pharmaceuticals Incorporated †	91,310	13,890,990
Alkermes plc †	131,600	5,802,244
Alnylam Pharmaceuticals Incorporated †	52,600	3,531,564
BioMarin Pharmaceutical Incorporated †	150,093	10,237,844
Cepheid Incorporated †	120,200	6,199,916
Regeneron Pharmaceuticals Incorporated †	17,700	5,314,956
Vertex Pharmaceuticals Incorporated †	53,800	3,804,736

		48,782,250

Health Care Equipment & Supplies: 1.34%
Boston Scientific Corporation †	746,500	10,092,680

Health Care Providers & Services: 2.67%
DaVita HealthCare Partners Incorporated †	173,825	11,967,851
Envision Healthcare Holdings Incorporated †	243,486	8,237,131

		20,204,982

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund	9

Security name	Shares	Value

Health Care Technology: 2.01%
athenahealth Incorporated †	40,700	$6,521,768
Cerner Corporation †	154,600	8,696,250

		15,218,018

Pharmaceuticals: 3.40%
Actavis plc †	43,500	8,954,475
Jazz Pharmaceuticals plc †	52,700	7,308,436
Salix Pharmaceuticals Limited †	91,000	9,428,510

		25,691,421

Industrials: 21.52%

Aerospace & Defense: 2.96%
B/E Aerospace Incorporated †	151,900	13,183,401
DigitalGlobe Incorporated †	315,580	9,154,976

		22,338,377

Airlines: 4.06%
American Airlines Group Incorporated †	189,000	6,917,400
Copa Holdings SA Class A	64,600	9,379,274
Delta Air Lines Incorporated	413,900	14,341,635

		30,638,309

Construction & Engineering: 1.27%
Quanta Services Incorporated †	261,100	9,634,590

Electrical Equipment: 0.49%
Acuity Brands Incorporated	28,000	3,711,960

Machinery: 6.27%
Chart Industries Incorporated †	82,900	6,594,695
Colfax Corporation †	116,133	8,283,767
Cummins Incorporated	47,021	7,005,659
Graco Incorporated	116,800	8,729,632
Proto Labs Incorporated †	108,823	7,364,052
Wabtec Corporation	121,000	9,377,500

		47,355,305

Professional Services: 3.30%
IHS Incorporated Class A †	121,347	14,743,659
Towers Watson & Company Class A	89,300	10,184,665

		24,928,324

Road & Rail: 1.66%
Old Dominion Freight Line Incorporated †	221,400	12,562,236

Trading Companies & Distributors: 1.51%
United Rentals Incorporated †	120,300	11,421,282

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Enterprise Fund	Portfolio of investments—March 31, 2014 (unaudited)

    -

Security name		Shares	Value

Information Technology: 16.91%

Electronic Equipment, Instruments & Components: 2.08%
Cognex Corporation †		184,700	$6,253,942
FEI Company		92,000	9,477,840

			15,731,782

Internet Software & Services: 4.07%
Cornerstone OnDemand Incorporated †		156,500	7,491,655
CoStar Group Incorporated †		46,663	8,713,849
LinkedIn Corporation Class A †		47,200	8,729,168
Yelp Incorporated †		75,715	5,824,755

			30,759,427

IT Services: 3.33%
Alliance Data Systems Corporation †		51,350	13,990,308
Vantiv Incorporated Class A †		368,781	11,144,562

			25,134,870

Semiconductors & Semiconductor Equipment: 1.26%
ARM Holdings plc ADR		186,700	9,516,099

Software: 5.34%
Adobe Systems Incorporated †		139,200	9,151,008
Aspen Technology Incorporated †		163,700	6,934,332
Guidewire Software Incorporated †		148,400	7,279,020
ServiceNow Incorporated †		163,750	9,811,900
Tableau Software Incorporated Class A †		94,700	7,204,776

			40,381,036

Technology Hardware, Storage & Peripherals: 0.83%
Stratasys Limited «†		58,800	6,238,092

Materials: 1.40%

Chemicals: 1.40%
W.R. Grace & Company †		106,300	10,541,771

Telecommunication Services: 2.23%

Wireless Telecommunication Services: 2.23%
SBA Communications Corporation Class A †		185,280	16,853,069

Total Common Stocks (Cost $581,414,619)			745,941,559

	Yield

Short-Term Investments: 3.48%

Investment Companies: 3.48%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	5,419,599	5,419,599
Wells Fargo Securities Lending Cash Investments, LLC (v)(r)(l)(u)	0.09	20,899,774	20,899,774

Total Short-Term Investments (Cost $26,319,373)			26,319,373

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund	11

Security name	Value

Total investments in securities (Cost $607,733,992) *	102.22%	$772,260,932
Other assets and liabilities, net	(2.22)	(16,762,854)

Total net assets	100.00%	$755,498,078

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $608,135,042 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$171,049,979
Gross unrealized depreciation	(6,924,089)

Net unrealized appreciation	$164,125,890

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Enterprise Fund	Statement of assets and liabilities—March 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$745,941,559
In affiliated securities, at value (see cost below)	26,319,373

Total investments, at value (see cost below)	772,260,932
Receivable for investments sold	11,045,929
Receivable for Fund shares sold	504,694
Receivable for dividends	98,370
Receivable for securities lending income	10,778
Prepaid expenses and other assets	115,381

Total assets	784,036,084

Liabilities
Payable for investments purchased	6,583,913
Payable for Fund shares redeemed	247,956
Payable upon receipt of securities loaned	20,899,774
Advisory fee payable	390,769
Distribution fees payable	7,664
Due to other related parties	201,198
Accrued expenses and other liabilities	206,732

Total liabilities	28,538,006

Total net assets	$755,498,078

NET ASSETS CONSIST OF
Paid-in capital	$555,887,444
Accumulated net investment loss	(3,433,460)
Accumulated net realized gains on investments	38,517,154
Net unrealized gains on investments	164,526,940

Total net assets	$755,498,078

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$439,619,553
Shares outstanding – Class A	9,005,508
Net asset value per share – Class A	$48.82
Maximum offering price per share – Class A2	$51.80
Net assets – Class B	$2,269,581
Shares outstanding – Class B	49,271
Net asset value per share – Class B	$46.06
Net assets – Class C	$9,682,929
Shares outstanding – Class C	210,171
Net asset value per share – Class C	$46.07
Net assets – Administrator Class	$12,468,590
Shares outstanding – Administrator Class	247,223
Net asset value per share – Administrator Class	$50.43
Net assets – Institutional Class	$81,417,037
Shares outstanding – Institutional Class	1,577,278
Net asset value per share – Institutional Class	$51.62
Net assets – Investor Class	$210,040,388
Shares outstanding – Investor Class	4,366,780
Net asset value per share – Investor Class	$48.10

Investments in unaffiliated securities (including securities on loan), at cost	$581,414,619

Investments in affiliated securities, at cost	$26,319,373

Total investments, at cost	$607,733,992

Securities on loan, at value	$20,443,767

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations —six months ended March 31, 2014 (unaudited)	Wells Fargo Advantage Enterprise Fund	13

Investment income
Dividends	$1,024,339
Securities lending income, net	18,295
Income from affiliated securities	2,392

Total investment income	1,045,026

Expenses
Advisory fee	2,628,979
Administration fees
Fund level	190,122
Class A	573,717
Class B	3,232
Class C	11,963
Administrator Class	5,923
Institutional Class	34,287
Investor Class	335,866
Shareholder servicing fees
Class A	551,651
Class B	3,107
Class C	11,503
Administrator Class	14,476
Investor Class	262,395
Distribution fees
Class B	9,322
Class C	34,508
Custody and accounting fees	24,871
Professional fees	21,712
Registration fees	52,480
Shareholder report expenses	43,904
Trustees’ fees and expenses	6,168
Other fees and expenses	13,189

Total expenses	4,833,375
Less: Fee waivers and/or expense reimbursements	(386,001)

Net expenses	4,447,374

Net investment loss	(3,402,348)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	68,286,830
Net change in unrealized gains (losses) on investments	(12,167,431)

Net realized and unrealized gains (losses) on investments	56,119,399

Net increase in net assets resulting from operations	$52,717,051

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Enterprise Fund	Statement of changes in net assets

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment income (loss)		$(3,402,348)		$219,386
Net realized gains on investments		68,286,830		79,776,259
Net change in unrealized gains (losses) on investments		(12,167,431)		100,132,214

Net increase in net assets resulting from operations		52,717,051		180,127,859

Distributions to shareholders from
Net realized gains
Class A		(35,681,689)		0
Class B		(211,712)		0
Class C		(778,785)		0
Administrator Class		(1,012,394)		0
Institutional Class		(6,714,365)		0
Investor Class		(17,198,764)		0

Total distributions to shareholders		(61,597,709)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	80,021	3,966,106	149,004	6,471,674
Class B	508	23,791	335	14,052
Class C	29,366	1,378,050	18,231	745,453
Administrator Class	143,638	7,413,278	91,119	4,080,344
Institutional Class	200,498	10,557,170	164,971	7,509,243
Investor Class	124,122	6,096,138	241,679	10,267,120

		29,434,533		29,087,886

Reinvestment of distributions
Class A	689,941	32,861,871	0	0
Class B	4,480	201,822	0	0
Class C	16,106	725,586	0	0
Administrator Class	15,743	774,411	0	0
Institutional Class	79,143	3,981,688	0	0
Investor Class	356,861	16,751,087	0	0

		55,296,465		0

Payment for shares redeemed
Class A	(401,471)	(19,939,977)	(1,045,012)	(42,859,422)
Class B	(13,483)	(639,593)	(32,158)	(1,256,936)
Class C	(15,247)	(717,921)	(46,210)	(1,814,005)
Administrator Class	(109,025)	(5,513,840)	(68,527)	(2,895,843)
Institutional Class	(258,373)	(13,706,692)	(975,053)	(40,667,919)
Investor Class	(258,855)	(12,570,290)	(644,034)	(26,031,917)

		(53,088,313)		(115,526,042)

Net increase (decrease) in net assets resulting from capital share transactions		31,642,685		(86,438,156)

Total increase in net assets		22,762,027		93,689,703

Net assets
Beginning of period		732,736,051		639,046,348

End of period		$755,498,078		$732,736,051

Accumulated net investment loss		$(3,433,460)		$(31,112)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS A		2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$49.54	$37.67	$29.10	$30.21	$24.24	$21.77	$37.95
Net investment income (loss)	(0.22)[3]	0.01 [3]	(0.18)	(0.17)[3]	(0.22)[3]	(0.14)[3]	(0.25)[3]
Net realized and unrealized gains (losses) on investments	3.68	11.86	8.75	(0.94)	6.19	2.61	(15.93)

Total from investment operations	3.46	11.87	8.57	(1.11)	5.97	2.47	(16.18)
Distributions to shareholders from
Net realized gains	(4.18)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$48.82	$49.54	$37.67	$29.10	$30.21	$24.24	$21.77
Total return[4]	7.20%	31.55%	29.46%	(3.71)%	24.63%	11.35%	(42.63)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.30%	1.29%	1.34%	1.38%	1.44%	1.45%
Net expenses	1.18%	1.18%	1.18%	1.18%	1.34%	1.36%	1.40%
Net investment income (loss)	(0.91)%	0.01%	(0.49)%	(0.51)%	(0.85)%	(0.64)%	(0.79)%
Supplemental data
Portfolio turnover rate	50%	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$439,620	$427,860	$359,068	$307,735	$878	$824	$851

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
CLASS B		2013	2012	2011[1]
Net asset value, beginning of period	$47.14	$36.11	$28.10	$29.17
Net investment loss	(0.39)[2]	(0.27)[2]	(0.42)[2]	(0.04)[2]
Net realized and unrealized gains (losses) on investments	3.49	11.30	8.43	(1.03)

Total from investment operations	3.10	11.03	8.01	(1.07)
Distributions to shareholders from
Net realized gains	(4.18)	0.00	0.00	0.00
Net asset value, end of period	$46.06	$47.14	$36.11	$28.10
Total return[3]	6.78%	30.55%	28.51%	(3.67)%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.05%	2.04%	2.09%
Net expenses	1.93%	1.93%	1.93%	1.93%
Net investment loss	(1.66)%	(0.68)%	(1.25)%	(1.26)%
Supplemental data
Portfolio turnover rate	50%	91%	102%	104%
Net assets, end of period (000s omitted)	$2,270	$2,723	$3,235	$4,695

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	17

(For a share outstanding throughout each period)

CLASS C	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
		2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$47.14	$36.11	$28.10	$29.39	$23.75	$21.49	$30.67
Net investment loss	(0.39)[3]	(0.29)[3]	(0.42)[3]	(0.44)[3]	(0.39)[3]	(0.31)[3]	(0.27)[3]
Net realized and unrealized gains (losses) on investments	3.50	11.32	8.43	(0.85)	6.03	2.57	(8.91)

Total from investment operations	3.11	11.03	8.01	(1.29)	5.64	2.26	(9.18)
Distributions to shareholders from
Net realized gains	(4.18)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$46.07	$47.14	$36.11	$28.10	$29.39	$23.75	$21.49
Total return[4]	6.80%	30.55%	28.51%	(4.39)%	23.80%	10.52%	(29.96)%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.05%	2.04%	2.09%	2.13%	2.19%	2.18%
Net expenses	1.93%	1.93%	1.93%	1.97%	2.09%	2.11%	2.15%
Net investment loss	(1.65)%	(0.72)%	(1.24)%	(1.35)%	(1.60)%	(1.43)%	(1.58)%
Supplemental data
Portfolio turnover rate	50%	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$9,683	$8,483	$7,508	$6,428	$174	$268	$21

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$51.03	$38.77	$29.93	$31.03	$24.86	$22.27	$38.71
Net investment income (loss)	(0.21)[2]	0.02 [2]	(0.16)[2]	(0.24)	(0.17)[2]	(0.09)[2]	(0.18)[2]
Net realized and unrealized gains (losses) on investments	3.79	12.24	9.00	(0.86)	6.34	2.68	(16.26)

Total from investment operations	3.58	12.26	8.84	(1.10)	6.17	2.59	(16.44)
Distributions to shareholders from
Net realized gains	(4.18)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$50.43	$51.03	$38.77	$29.93	$31.03	$24.86	$22.27
Total return[3]	7.23%	31.62%	29.54%	(3.54)%	24.87%	11.59%	(42.47)%
Ratios to average net assets (annualized)
Gross expenses	1.13%	1.13%	1.12%	1.17%	1.21%	1.26%	1.26%
Net expenses	1.10%	1.11%	1.12%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	(0.82)%	0.05%	(0.46)%	(0.62)%	(0.66)%	(0.44)%	(0.55)%
Supplemental data
Portfolio turnover rate	50%	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$12,469	$10,046	$6,757	$22,811	$16,760	$16,000	$14,677

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Enterprise Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$52.07	$39.46	$30.38	$31.42	$25.11	$22.44	$38.90
Net investment income (loss)	(0.15)[2]	0.18 [2]	(0.06)[2]	(0.13)[2]	(0.11)[2]	(0.04)[2]	(0.10)[2]
Net realized and unrealized gains (losses) on investments	3.88	12.43	9.14	(0.91)	6.42	2.71	(16.36)

Total from investment operations	3.73	12.61	9.08	(1.04)	6.31	2.67	(16.46)
Distributions to shareholders from
Net realized gains	(4.18)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$51.62	$52.07	$39.46	$30.38	$31.42	$25.11	$22.44
Total return[3]	7.38%	31.96%	29.89%	(3.31)%	25.13%	11.90%	(42.31)%
Ratios to average net assets (annualized)
Gross expenses	0.86%	0.87%	0.86%	0.90%	0.94%	0.99%	0.98%
Net expenses	0.85%	0.85%	0.85%	0.89%	0.90%	0.90%	0.90%
Net investment income (loss)	(0.58)%	0.41%	(0.17)%	(0.37)%	(0.41)%	(0.18)%	(0.29)%
Supplemental data
Portfolio turnover rate	50%	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$81,417	$81,021	$93,367	$121,618	$106,931	$113,467	$104,121

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Enterprise Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$48.88	$37.19	$28.75	$29.87	$23.99	$21.56	$37.62
Net investment loss	(0.24)[2]	(0.02)[2]	(0.19)[2]	(0.29)[2]	(0.24)[2]	(0.16)[2]	(0.29)[2]
Net realized and unrealized gains (losses) on investments	3.64	11.71	8.63	(0.83)	6.12	2.59	(15.77)

Total from investment operations	3.40	11.69	8.44	(1.12)	5.88	2.43	(16.06)
Distributions to shareholders from
Net realized gains	(4.18)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$48.10	$48.88	$37.19	$28.75	$29.87	$23.99	$21.56
Total return[3]	7.17%	31.43%	29.36%	(3.75)%	24.56%	11.22%	(42.69)%
Ratios to average net assets (annualized)
Gross expenses	1.35%	1.36%	1.36%	1.40%	1.48%	1.54%	1.57%
Net expenses	1.24%	1.24%	1.25%	1.36%	1.43%	1.46%	1.53%
Net investment loss	(0.97)%	(0.05)%	(0.56)%	(0.84)%	(0.94)%	(0.74)%	(0.91)%
Supplemental data
Portfolio turnover rate	50%	91%	102%	104%	108%	203%	179%
Net assets, end of period (000s omitted)	$210,040	$202,602	$169,111	$144,883	$134,528	$117,725	$112,689

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Enterprise Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Enterprise Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is

22	Wells Fargo Advantage Enterprise Fund	Notes to financial statements (unaudited)

managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

At September 30, 2013, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

2016	2019	No expiration
		Short-term	Long-term
$21,080,033	$2,550,894	$2,372,472	$1,153,890

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to financial statements (unaudited)	Wells Fargo Advantage Enterprise Fund	23

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities

Common stocks

Consumer discretionary	$171,366,779	$0	$0	$171,366,779

Consumer staples	28,938,323	0	0	28,938,323

Energy	48,905,927	0	0	48,905,927

Financials	58,994,650	0	0	58,994,650

Health care	119,989,351	0	0	119,989,351

Industrials	162,590,383	0	0	162,590,383

Information technology	127,761,306	0	0	127,761,306

Materials	10,541,771	0	0	10,541,771

Telecommunication services	16,853,069	0	0	16,853,069
Short-term investments
Investment companies	5,419,899	20,899,774	0	26,319,373
	$751,361,158	$20,899,774	$0	$772,260,932

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

24	Wells Fargo Advantage Enterprise Fund	Notes to financial statements (unaudited)

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.18% for Class A shares, 1.93% for Class B shares, 1.93% for Class C shares, 1.10% for Administrator Class shares, 0.85% for Institutional Class shares, and 1.24% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $6,829 from the sale of Class A shares and $108 in contingent deferred sales charges from redemptions of Class B shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $376,983,354 and $421,881,297 respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $588 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Enterprise Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, Russell Midcap® Growth Index, for the one-, three-, and ten-year periods under review and lower than its benchmark for the five-year period under review.

Other information (unaudited)	Wells Fargo Advantage Enterprise Fund	29

The Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to its benchmark for the five-year period under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance. The Board was satisfied with the explanation of factors contributing to underperformance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

30	Wells Fargo Advantage Enterprise Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

List of abbreviations	Wells Fargo Advantage Enterprise Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224312 05-14 SA231/SAR231 03-14

Wells Fargo Advantage Opportunity FundSM

Semi-Annual Report

March 31, 2014

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Opportunity Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this report for the Wells Fargo Advantage Opportunity Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. Investors appeared less risk-averse, favoring higher-growth sectors of the market over defensive companies, such as utilities. Considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine that occurred in the last three months of the reporting period were countered by increased confidence that the U.S. economic recovery was gaining strength, which resulted in positive returns for domestic stocks (measured by the Russell 3000® Index1) for the six-month reporting period.

U.S. economic prospects brightened.

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the monetary policymaking body of the Federal Reserve—kept its key interest rate near zero and purchased both mortgage-backed securities and long-term U.S. Treasuries in an effort to keep interest rates low. In mid-December 2013, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program.

Meanwhile, in November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

U.S. equity markets had strong returns.

The modestly positive outlook for the U.S. economy contributed to a positive domestic stock market for most of the reporting period. Stock prices (measured by the Russell 3000 Index1) rose during the period. These positive results came despite several short-term sell-offs, the most significant of which occurred in January 2014 as the result of new concerns about global economic strength when China posted weak manufacturing data and emerging markets showed renewed volatility.

Economically-sensitive companies had the best results over the past six months. For example, information technology companies continued to benefit from long-term trends such as the growth of cloud computing, a shift toward software-as-a-service, and great use of data analytics. At the other end of the spectrum, more defensive companies, such as those within the consumer staples sector of the Russell 2500TM Index2, had weak but positive returns over the past six months.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Opportunity Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Opportunity Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio manager

Ann M. Miletti

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (SOPVX)	2-24-2000	13.75	19.88	7.23	20.68	21.32	7.87	1.27	1.23
Class B (SOPBX)*	8-26-2011	14.80	20.23	7.38	19.80	20.42	7.38	2.02	1.98
Class C (WFOPX)	3-31-2008	18.79	20.42	7.09	19.79	20.42	7.09	2.02	1.98
Administrator Class (WOFDX)	8-30-2002	–	–	–	20.96	21.60	8.14	1.11	1.01
Institutional Class (WOFNX)	7-30-2010	–	–	–	21.26	21.81	8.23	0.84	0.76
Investor Class (SOPFX)	12-31-1985	–	–	–	20.65	21.24	7.83	1.33	1.29
Russell 3000® Index[4]	–	–	–	–	22.61	21.93	7.86	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Opportunity Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2014
Harman International Industries Incorporated	1.97
American Tower Corporation	1.68
Invesco Limited	1.67
PNC Financial Services Group Incorporated	1.67
Agilent Technologies Incorporated	1.66
B/E Aerospace Incorporated	1.65
Global Payments Incorporated	1.63
ON Semiconductor Corporation	1.63
Check Point Software Technologies Limited	1.58
Altera Corporation	1.53

Sector distribution[6] as of March 31, 2014

1.	Historical performance shown for Class B shares prior to their inception reflects the performance of Class C shares. Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Institutional Class prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Advisor Class was renamed Class A and modified to assume the features and attributes of Class A. Historical performance shown for the Class A shares through June 19, 2008, includes Advisor Class expenses.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.22% for Class A, 1.97% for Class B, 1.97% for Class C, 1.00% for Administrator Class, 0.75% for Institutional Class, and 1.28% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Opportunity Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,122.49	$6.46	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.85	$6.14	1.22%
Class B
Actual	$1,000.00	$1,118.30	$10.40	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90	1.97%
Class C
Actual	$1,000.00	$1,118.04	$10.40	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.11	$9.90	1.97%
Administrator Class
Actual	$1,000.00	$1,123.82	$5.30	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,125.21	$3.97	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%
Investor Class
Actual	$1,000.00	$1,122.11	$6.77	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.44	1.28%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund	7

Security name	Shares	Value

Common Stocks: 96.38%

Consumer Discretionary: 20.04%

Auto Components: 1.46%
Johnson Controls Incorporated	605,963	$28,674,169

Diversified Consumer Services: 2.40%
Apollo Group Incorporated Class A †	635,465	21,758,322
K12 Incorporated †	1,118,867	25,342,338

		47,100,660

Hotels, Restaurants & Leisure: 1.24%
Carnival Corporation	643,632	24,367,908

Household Durables: 3.05%
Harman International Industries Incorporated	363,487	38,675,017
Whirlpool Corporation	141,202	21,104,051

		59,779,068

Media: 3.82%
Comcast Corporation Class A	363,414	17,720,067
Discovery Communications Incorporated †	219,497	16,914,439
Liberty Global plc Class A	229,405	9,543,248
Liberty Global plc Class C †	229,405	9,339,078
Omnicom Group Incorporated	295,390	21,445,314

		74,962,146

Multiline Retail: 4.71%
Dollar General Corporation †	272,533	15,120,131
Kohl’s Corporation	416,295	23,645,556
Macy’s Incorporated	466,140	27,637,441
Nordstrom Incorporated	415,106	25,923,370

		92,326,498

Specialty Retail: 2.91%
Chico’s FAS Incorporated	1,213,048	19,445,159
Dick’s Sporting Goods Incorporated	462,367	25,249,862
Express Incorporated †	777,584	12,348,034

		57,043,055

Textiles, Apparel & Luxury Goods: 0.45%
Coach Incorporated	178,198	8,849,313

Consumer Staples: 4.23%

Food & Staples Retailing: 1.14%
The Kroger Company	512,891	22,387,692

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Food Products: 2.19%
General Mills Incorporated	392,517	$20,340,231
Mead Johnson Nutrition Company	273,126	22,707,696

		43,047,927

Household Products: 0.90%
Church & Dwight Company Incorporated	255,025	17,614,577

Energy: 9.01%

Energy Equipment & Services: 4.96%
McDermott International Incorporated «†	2,711,243	21,201,920
National Oilwell Varco Incorporated	334,230	26,026,490
Superior Energy Services Incorporated	863,261	26,553,908
Weatherford International Limited †	1,350,587	23,446,190

		97,228,508

Oil, Gas & Consumable Fuels: 4.05%
Denbury Resources Incorporated	1,620,818	26,581,415
Newfield Exploration Company †	881,195	27,634,275
Range Resources Corporation	303,714	25,199,151

		79,414,841

Financials: 13.46%

Banks: 3.57%
Branch Banking & Trust Corporation	315,846	12,687,534
Fifth Third Bancorp	1,072,225	24,607,564
PNC Financial Services Group Incorporated	376,741	32,776,467

		70,071,565

Capital Markets: 2.95%
Invesco Limited	885,568	32,766,016
TD Ameritrade Holding Corporation	735,628	24,974,571

		57,740,587

Diversified Financial Services: 1.38%
IntercontinentalExchange Group Incorporated	137,080	27,118,536

Insurance: 3.88%
ACE Limited	289,892	28,716,702
American International Group Incorporated	554,300	27,720,543
RenaissanceRe Holdings Limited	201,734	19,689,238

		76,126,483

REITs: 1.68%
American Tower Corporation	403,314	33,019,317

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund	9

Security name	Shares	Value

Health Care: 12.85%

Health Care Equipment & Supplies: 3.71%
C.R. Bard Incorporated	158,020	$23,383,800
Covidien plc	354,926	26,143,849
Zimmer Holdings Incorporated	245,385	23,208,513

		72,736,162

Health Care Providers & Services: 0.60%
Patterson Companies Incorporated	282,294	11,788,597

Life Sciences Tools & Services: 5.65%
Agilent Technologies Incorporated	581,840	32,536,493
Bio-Rad Laboratories Incorporated Class A †	190,921	24,460,799
Covance Incorporated †	247,730	25,739,147
Thermo Fisher Scientific Incorporated	233,298	28,051,752

		110,788,191

Pharmaceuticals: 2.89%
Merck & Company Incorporated	269,684	15,309,961
Shire plc ADR	123,941	18,408,957
Zoetis Incorporated	797,884	23,090,763

		56,809,681

Industrials: 11.99%

Aerospace & Defense: 1.65%
B/E Aerospace Incorporated †	373,832	32,444,879

Airlines: 1.99%
Delta Air Lines Incorporated	637,993	22,106,457
United Continental Holdings Incorporated †	376,963	16,823,859

		38,930,316

Commercial Services & Supplies: 1.30%
Republic Services Incorporated	748,964	25,584,610

Electrical Equipment: 3.19%
AMETEK Incorporated	276,719	14,248,261
Babcock & Wilcox Company	854,111	28,356,485
Regal Beloit Corporation	274,107	19,930,320

		62,535,066

Machinery: 0.99%
Joy Global Incorporated «	333,869	19,364,402

Road & Rail: 2.87%
Canadian Pacific Railway Limited	78,552	11,816,577
Hertz Global Holdings Incorporated †	986,038	26,268,052
J.B. Hunt Transport Services Incorporated	253,631	18,241,142

		56,325,771

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Opportunity Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Information Technology: 17.84%

Communications Equipment: 1.22%
Riverbed Technology Incorporated †	1,213,859	$23,925,161

Electronic Equipment, Instruments & Components: 1.22%
Amphenol Corporation Class A	261,849	23,998,461

IT Services: 3.13%
Global Payments Incorporated	448,663	31,904,426
Teradata Corporation †	599,579	29,493,291

		61,397,717

Semiconductors & Semiconductor Equipment: 5.39%
Altera Corporation	830,352	30,091,956
ARM Holdings plc	882,410	14,681,677
Avago Technologies Limited	448,799	28,907,144
ON Semiconductor Corporation †	3,398,115	31,942,281

		105,623,058

Software: 5.59%
Autodesk Incorporated †	417,186	20,517,207
Check Point Software Technologies Limited †	457,482	30,939,508
Citrix Systems Incorporated †	508,315	29,192,530
Red Hat Incorporated †	547,270	28,994,365

		109,643,610

Technology Hardware, Storage & Peripherals: 1.29%
NetApp Incorporated	687,460	25,367,274

Materials: 6.96%

Chemicals: 3.69%
Cytec Industries Incorporated	213,532	20,842,859
Huntsman Corporation	974,484	23,796,899
Praxair Incorporated	212,576	27,841,079

		72,480,837

Containers & Packaging: 2.35%
Crown Holdings Incorporated †	485,973	21,742,432
Owens-Illinois Incorporated †	719,925	24,355,063

		46,097,495

Metals & Mining: 0.92%
Royal Gold Incorporated	288,173	18,045,390

Total Common Stocks (Cost $1,227,104,686)		1,890,759,528

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund	11

Security name	Yield	Shares	Value

Short-Term Investments: 5.13%

Investment Companies: 5.13%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	69,279,685	$69,279,685
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.09	31,406,125	31,406,125

Total Short-Term Investments (Cost $100,685,810)			100,685,810

Total investments in securities
(Cost $1,327,790,496) *	101.51%	1,991,445,338
Other assets and liabilities, net	(1.51)	(29,704,540)

Total net assets	100.00%	$1,961,740,798

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

*	Cost for federal income tax purposes is $1,338,866,272 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$676,327,207
Gross unrealized depreciation	(23,748,141)

Net unrealized appreciation	$652,579,066

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Opportunity Fund	Statement of assets and liabilities—March 31, 2014 (unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$1,890,759,528
In affiliated securities, at value (see cost below)	100,685,810

Total investments, at value (see cost below)	1,991,445,338
Receivable for investments sold	6,554,935
Receivable for Fund shares sold	256,072
Receivable for dividends	1,510,478
Receivable for securities lending income	10,341
Prepaid expenses and other assets	66,073

Total assets	1,999,843,237

Liabilities
Payable for investments purchased	960,022
Payable for Fund shares redeemed	3,405,626
Payable upon receipt of securities loaned	31,406,125
Advisory fee payable	1,042,502
Distribution fees payable	33,895
Due to other related parties	538,473
Accrued expenses and other liabilities	715,796

Total liabilities	38,102,439

Total net assets	$1,961,740,798

NET ASSETS CONSIST OF
Paid-in capital	$1,216,381,859
Accumulated net investment loss	(3,355,456)
Accumulated net realized gains on investments	85,059,387
Net unrealized gains on investments	663,655,008

Total net assets	$1,961,740,798

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$457,306,860
Shares outstanding – Class A	9,399,373
Net asset value per share – Class A	$48.65
Maximum offering price per share – Class A2	$51.62
Net assets – Class B	$7,966,282
Shares outstanding – Class B	168,097
Net asset value per share – Class B	$47.39
Net assets – Class C	$44,904,414
Shares outstanding – Class C	947,443
Net asset value per share – Class C	$47.40
Net assets – Administrator Class	$264,091,331
Shares outstanding – Administrator Class	5,152,335
Net asset value per share – Administrator Class	$51.26
Net assets – Institutional Class	$18,180,929
Shares outstanding – Institutional Class	351,458
Net asset value per share – Institutional Class	$51.73
Net assets – Investor Class	$1,169,290,982
Shares outstanding – Investor Class	23,523,712
Net asset value per share – Investor Class	$49.71

Investments in unaffiliated securities (including securities on loan), at cost	$1,227,104,686

Investments in affiliated securities, at cost	$100,685,810

Total investments, at cost	$1,327,790,496

Securities on loan, at value	$30,523,945

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended March 31, 2014 (unaudited)	Wells Fargo Advantage Opportunity Fund	13

Investment income
Dividends*	$9,852,554
Income from affiliated securities	36,509
Securities lending income, net	28,777

Total investment income	9,917,840

Expenses
Advisory fee	6,385,863
Administration fees
Fund level	476,837
Class A	579,814
Class B	11,124
Class C	57,530
Administrator Class	128,769
Institutional Class	6,694
Investor Class	1,814,802
Shareholder servicing fees
Class A	557,513
Class B	10,696
Class C	55,317
Administrator Class	320,943
Investor Class	1,417,815
Distribution fees
Class B	32,088
Class C	165,951
Custody and accounting fees	50,978
Professional fees	26,274
Registration fees	32,112
Shareholder report expenses	128,705
Trustees’ fees and expenses	6,372
Other fees and expenses	21,491

Total expenses	12,287,688
Less: Fee waivers and/or expense reimbursements	(437,179)

Net expenses	11,850,509

Net investment loss	(1,932,669)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	98,917,903
Net change in unrealized gains (losses) on investments	122,724,104

Net realized and unrealized gains (losses) on investments	221,642,007

Net increase in net assets resulting from operations	$219,709,338

* Net of foreign dividend withholding taxes in the amount of	$7,367

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Opportunity Fund	Statement of changes in net assets

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment loss		$(1,932,669)		$(1,865,747)
Net realized gains on investments		98,917,903		139,619,473
Net change in unrealized gains (losses) on investments		122,724,104		235,180,602

Net increase in net assets resulting from operations		219,709,338		372,934,328

Distributions to shareholders from
Net realized gains
Class A		(27,911,632)		(15,147,786)
Class B		(558,187)		(421,069)
Class C		(2,837,875)		(1,614,183)
Administrator Class		(15,349,123)		(9,579,443)
Institutional Class		(975,990)		(391,050)
Investor Class		(69,491,599)		(37,346,841)

Total distributions to shareholders		(117,124,406)		(64,500,372)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	86,551	4,083,407	235,315	9,687,192
Class B	3	122	104	4,380
Class C	10,866	497,904	22,875	945,978
Administrator Class	114,929	5,723,628	497,680	21,794,009
Institutional Class	92,575	4,636,876	206,493	9,173,483
Investor Class	253,601	12,278,777	597,045	25,598,485

		27,220,714		67,203,527

Reinvestment of distributions
Class A	590,219	27,067,521	384,883	14,610,008
Class B	12,222	547,196	11,044	412,946
Class C	57,487	2,574,239	39,312	1,469,891
Administrator Class	297,637	14,369,886	226,421	8,997,967
Institutional Class	20,045	975,990	9,786	391,050
Investor Class	1,444,831	67,704,787	933,138	36,155,454

		113,239,619		62,037,316

Payment for shares redeemed
Class A	(604,076)	(28,602,448)	(1,548,105)	(64,953,639)
Class B	(43,375)	(2,002,377)	(116,982)	(4,816,605)
Class C	(75,289)	(3,492,445)	(217,628)	(8,965,668)
Administrator Class	(357,589)	(17,839,695)	(5,334,566)	(223,466,216)
Institutional Class	(48,327)	(2,433,023)	(193,044)	(8,727,131)
Investor Class	(1,292,768)	(62,462,379)	(3,698,713)	(157,919,895)

		(116,832,367)		(468,849,154)

Net increase (decrease) in net assets resulting from capital share transactions		23,627,966		(339,608,311)

Total increase (decrease) in net assets		126,212,898		(31,174,355)

Net assets
Beginning of period		1,835,527,900		1,866,702,255

End of period		$1,961,740,798		$1,835,527,900

Accumulated net investment loss		$(3,355,456)		$(1,422,787)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS A		2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$46.23	$38.99	$32.08	$34.08	$28.81	$23.24	$45.42
Net investment income (loss)	(0.04)	(0.04)	(0.03)	0.06 [3]	(0.03)[3]	0.07 [3]	0.08 [3]
Net realized and unrealized gains (losses) on investments	5.52	8.80	6.94	(2.06)	5.37	5.50	(15.15)

Total from investment operations	5.48	8.76	6.91	(2.00)	5.34	5.57	(15.07)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.07)	0.00	(0.47)
Net realized gains	(3.06)	(1.52)	0.00	0.00	0.00	0.00	(6.47)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.17)

Total distributions to shareholders	(3.06)	(1.52)	0.00	0.00	(0.07)	0.00	(7.11)
Net asset value, end of period	$48.65	$46.23	$38.99	$32.08	$34.08	$28.81	$23.24
Total return[4]	12.25%	23.31%	21.54%	(5.87)%	18.55%	23.97%	(38.55)%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.26%	1.25%	1.27%	1.31%	1.35%	1.34%
Net expenses	1.22%	1.23%	1.25%	1.25%	1.29%	1.29%	1.29%
Net investment income (loss)	(0.18)%	(0.08)%	(0.08)%	0.15%	(0.11)%	0.28%	0.22%
Supplemental data
Portfolio turnover rate	16%	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$457,307	$431,201	$399,828	$394,194	$22,437	$21,108	$20,695

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	On June 20, 2008, Advisor Class was renamed Class A.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
CLASS B		2013	2012	2011[1]
Net asset value, beginning of period	$45.27	$38.49	$31.91	$33.61
Net investment loss	(0.22)[2]	(0.35)[2]	(0.31)[2]	(0.01)
Net realized and unrealized gains (losses) on investments	5.40	8.65	6.89	(1.69)

Total from investment operations	5.18	8.30	6.58	(1.70)
Distributions to shareholders from
Net realized gains	(3.06)	(1.52)	0.00	0.00
Net asset value, end of period	$47.39	$45.27	$38.49	$31.91
Total return[3]	11.83%	22.39%	20.62%	(5.06)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.01%	2.00%	2.02%
Net expenses	1.97%	1.98%	2.00%	2.00%
Net investment loss	(0.94)%	(0.83)%	(0.83)%	(0.45)%
Supplemental data
Portfolio turnover rate	16%	26%	41%	31%
Net assets, end of period (000s omitted)	$7,966	$9,020	$11,743	$16,154

1.	For the period from August 26, 2011 (commencement of class operations) to September 30, 2011

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS C		2013	2012	2011	2010[1]	2009	2008[2]
Net asset value, beginning of period	$45.27	$38.49	$31.91	$34.15	$29.12	$23.66	$33.56
Net investment loss	(0.22)	(0.35)[3]	(0.31)[3]	(0.18)[3]	(0.25)[3]	(0.17)[3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	5.41	8.65	6.89	(2.06)	5.41	5.63	(9.84)

Total from investment operations	5.19	8.30	6.58	(2.24)	5.16	5.46	(9.90)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.13)	0.00	0.00
Net realized gains	(3.06)	(1.52)	0.00	0.00	0.00	0.00	0.00

Total distributions to shareholders	(3.06)	(1.52)	0.00	0.00	(0.13)	0.00	0.00
Net asset value, end of period	$47.40	$45.27	$38.49	$31.91	$34.15	$29.12	$23.66
Total return[4]	11.80%	22.41%	20.62%	(6.56)%	17.76%	23.08%	(29.50)%
Ratios to average net assets (annualized)
Gross expenses	2.01%	2.01%	2.00%	2.02%	2.07%	2.08%	2.10%
Net expenses	1.97%	1.98%	2.00%	2.00%	2.04%	2.04%	2.04%
Net investment loss	(0.93)%	(0.83)%	(0.83)%	(0.50)%	(0.87)%	(0.63)%	(0.33)%
Supplemental data
Portfolio turnover rate	16%	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$44,904	$43,209	$42,720	$45,096	$277	$150	$7

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$48.50	$40.74	$33.44	$35.44	$29.95	$24.10	$46.86
Net investment income	0.00 [3]	0.06 [2]	0.09	0.07 [2]	0.04 [2]	0.13 [2]	0.17 [2]
Net realized and unrealized gains (losses) on investments	5.82	9.22	7.21	(2.07)	5.59	5.72	(15.69)

Total from investment operations	5.82	9.28	7.30	(2.00)	5.63	5.85	(15.52)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.14)	0.00	(0.60)
Net realized gains	(3.06)	(1.52)	0.00	0.00	0.00	0.00	(6.47)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.17)

Total distributions to shareholders	(3.06)	(1.52)	0.00	0.00	(0.14)	0.00	(7.24)
Net asset value, end of period	$51.26	$48.50	$40.74	$33.44	$35.44	$29.95	$24.10
Total return[4]	12.38%	23.59%	21.83%	(5.64)%	18.84%	24.27%	(38.41)%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.09%	1.09%	1.14%	1.17%	1.17%
Net expenses	1.00%	1.00%	1.00%	1.03%	1.04%	1.04%	1.04%
Net investment income	0.04%	0.13%	0.17%	0.17%	0.13%	0.51%	0.49%
Supplemental data
Portfolio turnover rate	16%	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$264,091	$247,230	$395,493	$360,968	$190,054	$124,175	$97,243

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Opportunity Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]
Net asset value, beginning of period	$48.86	$40.93	$33.52	$35.45	$33.36
Net investment income	0.07 [2]	0.17	0.21	0.24 [2]	0.02 [2]
Net realized and unrealized gains (losses) on investments	5.86	9.28	7.20	(2.17)	2.07

Total from investment operations	5.93	9.45	7.41	(1.93)	2.09
Distributions to shareholders from
Net realized gains	(3.06)	(1.52)	0.00	0.00	0.00
Net asset value, end of period	$51.73	$48.86	$40.93	$33.52	$35.45
Total return[3]	12.52%	23.91%	22.11%	(5.44)%	6.26%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.83%	0.82%	0.83%	0.81%
Net expenses	0.75%	0.75%	0.75%	0.78%	0.81%
Net investment income	0.30%	0.41%	0.39%	0.61%	0.36%
Supplemental data
Portfolio turnover rate	16%	26%	41%	31%	42%
Net assets, end of period (000s omitted)	$18,181	$14,030	$10,804	$14,027	$11

1.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Opportunity Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$47.19	$39.79	$32.76	$34.82	$29.44	$23.76	$46.28
Net investment income (loss)	(0.06)	(0.08)	(0.07)	(0.07)	(0.05)[2]	0.05 [2]	0.06 [2]
Net realized and unrealized gains (losses) on investments	5.64	9.00	7.10	(1.99)	5.49	5.63	(15.48)

Total from investment operations	5.58	8.92	7.03	(2.06)	5.44	5.68	(15.42)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.06)	0.00	(0.46)
Net realized gains	(3.06)	(1.52)	0.00	0.00	0.00	0.00	(6.47)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	0.00	(0.17)

Total distributions to shareholders	(3.06)	(1.52)	0.00	0.00	(0.06)	0.00	(7.10)
Net asset value, end of period	$49.71	$47.19	$39.79	$32.76	$34.82	$29.44	$23.76
Total return[3]	12.21%	23.24%	21.46%	(5.92)%	18.48%	23.91%	(38.60)%
Ratios to average net assets (annualized)
Gross expenses	1.32%	1.32%	1.32%	1.32%	1.41%	1.46%	1.49%
Net expenses	1.28%	1.29%	1.32%	1.32%	1.35%	1.35%	1.35%
Net investment income (loss)	(0.24)%	(0.14)%	(0.15)%	(0.15)%	(0.17)%	0.21%	0.17%
Supplemental data
Portfolio turnover rate	16%	26%	41%	31%	42%	55%	73%
Net assets, end of period (000s omitted)	$1,169,291	$1,090,838	$1,006,114	$941,172	$1,115,250	$1,030,766	$895,916

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Opportunity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On March 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

22	Wells Fargo Advantage Opportunity Fund	Notes to financial statements (unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	23

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2013, the Fund had a qualified late-year ordinary loss of $1,279,806 which was recognized on the first day of the current fiscal year.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$393,102,817	$0	$0	$393,102,817
Consumer staples	83,050,196	0	0	83,050,196
Energy	176,643,349	0	0	176,643,349
Financials	264,076,488	0	0	264,076,488
Health care	252,122,631	0	0	252,122,631
Industrials	235,185,044	0	0	235,185,044
Information technology	349,955,281	0	0	349,955,281
Materials	136,623,722	0	0	136,623,722
Short-term investments
Investment companies	69,279,685	31,406,125	0	100,685,810
	$1,960,039,213	$31,406,125	$0	$1,991,445,338

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

24	Wells Fargo Advantage Opportunity Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.67% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.22% for Class A shares, 1.97% for Class B shares, 1.97% for Class C shares, 1.00% for Administrator Class shares, 0.75% for Institutional Class shares, and 1.28% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $4,908 from the sale of Class A shares and $203 and $21 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $288,751,222 and $286,690,359, respectively.

Notes to financial statements (unaudited)	Wells Fargo Advantage Opportunity Fund	25

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Administrator Class on October 26, 2012 with a value of $119,822,271, representing 6.55% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the year ended September 30, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $1,510 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Opportunity Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

28	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Opportunity Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Opportunity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for the five- and ten-year periods under review, and lower than the average performance of the Universe for the one- and three-year periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Russell 3000® Index, for the five- and ten-year periods under review, and lower than its benchmark for the one- and three-year periods under review.

30	Wells Fargo Advantage Opportunity Fund	Other information (unaudited)

The Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe and its benchmark for the one- and three- year periods under review. Funds Management advised the Board about the market conditions and investment decisions that it believed contributed to the underperformance. The Board also noted that the Fund changed its investment strategies in 2013 from investing principally in equity securities of medium-capitalization companies to investing principally in equity securities of companies of all market capitalizations. The Board was satisfied with the explanation of factors contributing to underperformance and with the steps being taken by Funds Management and the Sub-Adviser to address the Fund’s investment performance.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes other than the Investor Class. Funds Management noted that the expense Group for the Investor Class changed from the expense Group used in 2013, and had it remained the same, the Fund’s net operating expense ratio for the Investor Class would have been in range of the median net operating expense ratio of its expense Group. The Board also noted favorably an agreed-upon reduction of 0.03% in the net operating expense ratio cap of the Fund’s Investor Class.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund’s Administrator and Institutional share classes were in range of the average rates for their respective expense Groups, although the Management Rates of the Fund’s Investor Class and Class A were higher than their respective expense Groups. The Board viewed favorably the fact that net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes other than the Investor Class. The Board also noted favorably the agreed-upon reduction of 0.03% in the net operating expense ratio cap of the Fund’s Investor Class.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Opportunity Fund	31

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

32	Wells Fargo Advantage Opportunity Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224313 05-14 SA232/SAR232 03-14

Wells Fargo Advantage

Special Mid Cap Value Fund

Semi-Annual Report

March 31, 2014

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of March 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Special Mid Cap Value Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies.

Dear Valued Shareholder:

We are pleased to offer you this report for the Wells Fargo Advantage Special Mid Cap Value Fund for the six-month period that ended March 31, 2014. The period was marked by continued accommodative monetary policy in developed countries, broader economic growth, low inflation, and equity market gains. Investors appeared less risk-averse, favoring higher-growth sectors of the market over defensive companies, such as utilities. Considerable geopolitical uncertainty and heightened equity market volatility as the U.S. and Europe confronted Russia over Ukraine that occurred in the last three months of the reporting period were countered by increased confidence that the U.S. economic recovery was gaining strength, which resulted in positive returns for domestic stocks (measured by the Russell 3000® Index1) for the six-month reporting period.

U.S. economic prospects brightened.

Major developed-country central banks continued to provide support to the economy with accommodative monetary policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the monetary policymaking body of the Federal Reserve—kept its key interest rate near zero and purchased both mortgage-backed securities and long-term U.S. Treasuries in an effort to keep interest rates low. In mid-December 2013, the FOMC conveyed confidence in the strength of the economy by announcing it would begin tapering its bond-buying program.

Meanwhile, in November 2013, the European Central Bank (ECB) cut its key rate to a then-historic low of 0.25%. Its aggressive actions helped ease investor worries about a eurozone sovereign debt default. Given the substantial ties between the U.S. and Europe, the improved sentiment about the eurozone helped provide a tailwind for U.S. markets.

U.S. economic data was moderately positive, gaining strength as the period progressed. Data that was available at the end of the reporting period showed that U.S. real gross domestic product increased at a 2.6% annualized rate in the fourth quarter of 2013. The jobs picture continued to slowly improve as the unemployment rate declined to 6.7% as of February 2014. Meanwhile, inflation remained low. The eurozone exited a protracted recession and reported weak but positive economic activity during the last three quarters of 2013.

U.S. equity markets had strong returns.

The modestly positive outlook for the U.S. economy contributed to a positive domestic stock market for most of the reporting period. Stock prices (measured by the Russell 3000 Index1) rose during the period. These positive results came despite several short-term sell-offs, the most significant of which occurred in January 2014 as the result of new concerns about global economic strength when China posted weak manufacturing data and emerging markets showed renewed volatility.

Economically-sensitive companies had the best results over the past six months. For example, information technology companies continued to benefit from long-term trends such as the growth of cloud computing, a shift toward software-as-a-service, and great use of data analytics. At the other end of the spectrum, more defensive companies, such as those within the consumer staples sector of the Russell 2500TM Index2, had weak but positive returns over the past six months.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

The Fund and Wells Fargo Funds Management, LLC (“Funds Management”) have received an exemptive order from the SEC that permits Funds Management, subject to the approval of the Board of Trustees of the Fund, to select or replace certain subadvisers to manage all or a portion of the Fund’s assets and enter into, amend or terminate a sub-advisory agreement with certain subadvisers without obtaining shareholder approval (“Multi-manager Structure”). The Multi-manager Structure applies to subadvisers that are not affiliated with Funds Management or the Fund, except to the extent that affiliation arises solely because such subadvisers provide sub-advisory services to the Fund (“Non-affiliated Subadvisers”), as well as subadvisers that are indirect or direct wholly-owned subsidiaries of Funds Management or of another company that, indirectly or directly, wholly owns Funds Management (“Wholly-owned Subadvisers”).

Pursuant to the SEC order, Funds Management, with the approval of the Board of Trustees, has the discretion to terminate any subadvisers and allocate and reallocate the Fund’s assets among any other Non-affiliated Subadvisers or Wholly-owned Subadvisers. Funds Management, subject to oversight and supervision by the Board of Trustees, has responsibility to continue to oversee any subadvisers to the Fund and to recommend, for approval by the Board of Trustees, the hiring, termination and replacement of subadvisers for the Fund. In the event that a new subadviser is hired pursuant to the Multi-manager Structure, the Fund is required to provide notice to shareholders within 90 days.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Special Mid Cap Value Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term capital appreciation.

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James M. Tringas, CFA, CPA

Bryant VanCronkhite, CFA, CPA

Average annual total returns1 (%) as of March 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (WFPAX)	7-31-2007	17.90	22.33	9.16	25.11	23.79	9.81	1.30	1.26
Class C (WFPCX)	7-31-2007	23.15	22.89	9.02	24.15	22.89	9.02	2.05	2.01
Class R6 (WFPRX)	6-28-2013	–	–	–	25.60	24.32	10.20	0.82	0.82
Administrator Class (WFMDX)	4-8-2005	–	–	–	25.23	23.95	9.93	1.14	1.14
Institutional Class (WFMIX)	4-8-2005	–	–	–	25.58	24.31	10.20	0.87	0.87
Investor Class (SMCDX)	12-31-1998	–	–	–	25.02	23.71	9.76	1.36	1.32
Russell Midcap® Value Index[4]	–	–	–	–	22.95	26.35	10.24	–	–

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class, Institutional Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	5

Ten largest equity holdings[5] (%) as of March 31, 2014
Molson Coors Brewing Company	3.23
Cigna Corporation	3.13
Church & Dwight Company Incorporated	3.07
Northern Trust Corporation	3.06
Ameren Corporation	2.94
Republic Services Incorporated	2.88
Brown & Brown Incorporated	2.74
Symantec Corporation	2.74
Lear Corporation	2.63
EMCOR Group Incorporated	2.55

Sector distribution[6] as of March 31, 2014

1.	Historical performance shown for Class C shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class R6 shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, the returns would be higher. Historical performance shown for Class A, Administrator Class, and Institutional Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

2.	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.01% in acquired fund fees and expenses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses.

3.	The Adviser has committed through January 31, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.25% for Class A, 2.00% for Class C, 0.82% for Class R6, 1.14% for Administrator Class, 0.87% for Institutional Class, and 1.31% for Investor Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

4.	The Russell Midcap® Value Index measures the performance of those Russell Midcap® companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000® Value Index. You cannot invest directly in an index.

5.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Special Mid Cap Value Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from October 1, 2013 to March 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 10-1-2013	Ending account value 3-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,138.22	$6.66	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class C
Actual	$1,000.00	$1,134.20	$10.64	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class R6
Actual	$1,000.00	$1,140.93	$4.27	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	$4.03	0.80%
Administrator Class
Actual	$1,000.00	$1,138.94	$5.97	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.35	$5.64	1.12%
Institutional Class
Actual	$1,000.00	$1,140.43	$4.54	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Investor Class
Actual	$1,000.00	$1,138.17	$6.98	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	7

Security name	Shares	Value

Common Stocks: 99.50%

Consumer Discretionary: 11.55%

Auto Components: 2.63%
Lear Corporation	274,100	$22,947,652

Diversified Consumer Services: 1.61%
Apollo Group Incorporated Class A †	409,000	14,004,160

Hotels, Restaurants & Leisure: 0.64%
Darden Restaurants Incorporated	110,300	5,598,828

Leisure Products: 1.43%
Hasbro Incorporated	224,800	12,503,376

Specialty Retail: 5.24%
Advance Auto Parts Incorporated	73,200	9,259,800
Ascena Retail Group Incorporated †	418,500	7,231,680
Guess? Incorporated	408,700	11,280,120
PetSmart Incorporated «	259,100	17,849,399

		45,620,999

Consumer Staples: 8.27%

Beverages: 3.23%
Molson Coors Brewing Company	478,600	28,170,396

Food Products: 1.97%
TreeHouse Foods Incorporated †	237,600	17,104,824

Household Products: 3.07%
Church & Dwight Company Incorporated	387,300	26,750,811

Energy: 7.33%

Energy Equipment & Services: 4.98%
C&J Energy Services Incorporated †	298,000	8,689,680
Ensco plc Class A	400,226	21,123,928
Patterson-UTI Energy Incorporated	428,900	13,587,552

		43,401,160

Oil, Gas & Consumable Fuels: 2.35%
Cimarex Energy Company	75,910	9,041,640
Southwestern Energy Company †	248,900	11,451,889

		20,493,529

Financials: 17.92%

Banks: 2.27%
CapitalSource Incorporated	1,257,693	18,349,741
Hancock Holding Company	39,100	1,433,015

		19,782,756

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Shares	Value

Capital Markets: 3.06%
Northern Trust Corporation	406,300	$26,637,028

Insurance: 10.54%
Allstate Corporation	347,300	19,650,234
Arch Capital Group Limited †	317,300	18,257,442
Brown & Brown Incorporated	776,900	23,897,444
ProAssurance Corporation	388,400	17,295,452
Validus Holdings Limited	338,269	12,756,124

		91,856,696

REITs: 2.05%
Hatteras Financial Corporation	236,800	4,463,680
Host Hotels & Resorts Incorporated	660,000	13,358,400

		17,822,080

Health Care: 10.97%

Health Care Equipment & Supplies: 3.84%
C.R. Bard Incorporated	128,400	19,000,632
CareFusion Corporation †	359,400	14,455,068

		33,455,700

Health Care Providers & Services: 4.77%
Cigna Corporation	325,775	27,277,141
Patterson Companies Incorporated	342,100	14,286,096

		41,563,237

Pharmaceuticals: 2.36%
Hospira Incorporated †	475,200	20,552,400

Industrials: 19.12%

Commercial Services & Supplies: 4.72%
Clean Harbors Incorporated †	293,100	16,058,949
Republic Services Incorporated	734,800	25,100,768

		41,159,717

Construction & Engineering: 3.57%
EMCOR Group Incorporated	474,709	22,211,634
URS Corporation	189,100	8,899,046

		31,110,680

Electrical Equipment: 0.44%
Regal Beloit Corporation	53,200	3,868,172

Machinery: 2.96%
Joy Global Incorporated «	164,300	9,529,400
The Timken Company	276,300	16,240,914

		25,770,314

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—March 31, 2014 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	9

Security name	Shares	Value

Professional Services: 1.38%
Towers Watson & Company Class A	105,700	$12,055,085

Road & Rail: 1.31%
Ryder System Incorporated	142,900	11,420,568

Trading Companies & Distributors: 2.21%
MRC Global Incorporated †	712,461	19,207,949

Transportation Infrastructure: 2.53%
Macquarie Infrastructure Company LLC	384,406	22,014,932

Information Technology: 15.03%

Electronic Equipment, Instruments & Components: 2.10%
Avnet Incorporated	392,500	18,263,025

IT Services: 3.81%
Broadridge Financial Solutions Incorporated	434,015	16,119,317
DST Systems Incorporated	180,200	17,081,158

		33,200,475

Semiconductors & Semiconductor Equipment: 3.73%
Applied Materials Incorporated	815,100	16,644,342
Lam Research Corporation †	287,800	15,829,000

		32,473,342

Software: 5.39%
Check Point Software Technologies Limited †	176,300	11,923,169
Symantec Corporation	1,195,800	23,880,126
Synopsys Incorporated †	291,700	11,204,197

		47,007,492

Materials: 4.98%

Chemicals: 1.54%
Agrium Incorporated «	137,300	13,389,496

Containers & Packaging: 2.18%
Crown Holdings Incorporated †	424,700	19,001,078

Paper & Forest Products: 1.26%
International Paper Company	240,200	11,020,376

Utilities: 4.33%

Multi-Utilities: 4.33%
Ameren Corporation	622,700	25,655,240
SCANA Corporation	236,100	12,116,651

		37,771,891

Total Common Stocks (Cost $677,545,534)		867,000,224

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Mid Cap Value Fund	Portfolio of investments—March 31, 2014 (unaudited)

Security name	Yield	Shares	Value

Short-Term Investments: 1.91%

Investment Companies: 1.91%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	1,196,177	$1,196,177
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.09	15,434,375	15,434,375

Total Short-Term Investments (Cost $16,630,552)			16,630,552

Total investments in securities (Cost $694,176,086) *	101.41%	883,630,776
Other assets and liabilities, net	(1.41)	(12,295,981)

Total net assets	100.00%	$871,334,795

†	Non-income-earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $694,310,804 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$190,935,112
Gross unrealized depreciation	(1,615,140)

Net unrealized appreciation	$189,319,972

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—March 31, 2014 (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$867,000,224
In affiliated securities, at value (see cost below)	16,630,552

Total investments, at value (see cost below)	883,630,776
Receivable for Fund shares sold	3,351,595
Receivable for dividends	1,222,101
Receivable for securities lending income	2,290
Prepaid expenses and other assets	64,123

Total assets	888,270,885

Liabilities
Payable for Fund shares redeemed	562,610
Payable upon receipt of securities loaned	15,434,375
Advisory fee payable	493,074
Distribution fees payable	13,383
Due to other related parties	227,976
Accrued expenses and other liabilities	204,672

Total liabilities	16,936,090

Total net assets	$871,334,795

NET ASSETS CONSIST OF
Paid-in capital	$626,230,438
Undistributed net investment income	696,479
Accumulated net realized gains on investments	54,953,188
Net unrealized gains on investments	189,454,690

Total net assets	$871,334,795

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$72,019,304
Shares outstanding – Class A	2,240,288
Net asset value per share – Class A	$32.15
Maximum offering price per share – Class A2	$34.11
Net assets – Class C	$21,957,222
Shares outstanding – Class C	698,872
Net asset value per share – Class C	$31.42
Net assets – Class R6	$190,754
Share outstanding – Class R6	5,822
Net asset value per share – Class R6	$32.76
Net assets – Administrator Class	$130,790,649
Shares outstanding – Administrator Class	4,015,361
Net asset value per share – Administrator Class	$32.57
Net assets – Institutional Class	$86,386,862
Shares outstanding – Institutional Class	2,636,222
Net asset value per share – Institutional Class	$32.77
Net assets – Investor Class	$559,990,004
Shares outstanding – Investor Class	17,183,607
Net asset value per share – Investor Class	$32.59

Investments in unaffiliated securities (including securities on loan), at cost	$677,545,534

Investments in affiliated securities, at cost	$16,630,552

Total investments, at cost	$694,176,086

Securities on loan, at value	$15,100,855

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Mid Cap Value Fund	Statement of operations—six months ended March 31, 2014 (unaudited)

Investment income
Dividends*	$6,645,572
Income from affiliated securities	16,074
Securities lending income, net	8,274

Total investment income	6,669,920

Expenses
Advisory fee	2,995,743
Administration fees
Fund level	217,290
Class A	70,778
Class C	23,732
Class R6	9
Administrator Class	63,524
Institutional Class	31,617
Investor Class	944,495
Shareholder servicing fees
Class A	68,056
Class C	22,819
Administrator Class	155,722
Investor Class	737,887
Distribution fees
Class C	68,457
Custody and accounting fees	25,531
Professional fees	22,257
Registration fees	52,791
Shareholder report expenses	33,847
Trustees’ fees and expenses	6,241
Other fees and expenses	9,295

Total expenses	5,550,091
Less: Fee waivers and/or expense reimbursements	(111,801)

Net expenses	5,438,290

Net investment income	1,231,630

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	65,793,253
Net change in unrealized gains (losses) on investments	44,894,859

Net realized and unrealized gains (losses) on investments	110,688,112

Net increase in net assets resulting from operations	$111,919,742

* Net of foreign dividend withholding taxes in the amount of	$32,445

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Special Mid Cap Value Fund	13

	Six months ended March 31, 2014 (unaudited)		Year ended September 30, 2013

Operations
Net investment income		$1,231,630		$3,331,355
Net realized gains on investments		65,793,253		70,990,815
Net change in unrealized gains (losses) on investments		44,894,859		85,516,377

Net increase in net assets resulting from operations		111,919,742		159,838,547

Distributions to shareholders from
Net investment income
Class A		(153,521)		(93,118)
Class C		0		(8,563)
Class R6		(163)		0 [1]
Administrator Class		(401,318)		(658,109)
Institutional Class		(404,780)		(244,254)
Investor Class		(867,729)		(2,631,470)
Net realized gains
Class A		(3,308,750)		0
Class C		(1,219,837)		0
Class R6		(1,896)		0 [1]
Administrator Class		(8,600,693)		0
Institutional Class		(5,036,509)		0
Investor Class		(40,164,061)		0

Total distributions to shareholders		(60,159,257)		(3,635,514)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,156,213	35,861,882	960,594	26,969,959
Class C	194,730	5,935,428	402,504	11,132,444
Class R6	4,885	154,752	871 [1]	25,000 [1]
Administrator Class	1,069,503	33,739,338	1,890,349	52,463,495
Institutional Class	1,056,826	33,335,527	1,577,476	43,782,546
Investor Class	2,418,098	76,156,096	8,143,586	227,606,643

		185,183,023		361,980,087

Reinvestment of distributions
Class A	98,387	2,992,506	3,565	84,185
Class C	37,117	1,103,131	342	7,968
Class R6	66	2,059	0 [1]	0 [1]
Administrator Class	286,133	8,814,496	26,960	643,292
Institutional Class	175,401	5,441,063	10,046	240,697
Investor Class	1,317,664	40,576,456	107,043	2,557,880

		58,929,711		3,534,022

Payment for shares redeemed
Class A	(270,035)	(8,440,069)	(126,510)	(3,446,521)
Class C	(34,575)	(1,052,503)	(25,007)	(681,439)
Administrator Class	(1,152,915)	(36,440,748)	(771,769)	(21,171,155)
Institutional Class	(733,301)	(23,403,258)	(4,876,085)	(114,726,848)
Investor Class	(4,935,693)	(155,868,036)	(3,546,648)	(96,350,357)

		(225,204,614)		(236,376,320)

Net increase in net assets resulting from capital share transactions		18,908,120		129,137,789

Total increase in net assets		70,668,605		285,340,822

Net assets
Beginning of period		800,666,190		515,325,368

End of period		$871,334,795		$800,666,190

Undistributed net investment income		$696,479		$1,292,360

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS A		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$30.36	$22.83	$17.84	$18.60	$15.98	$13.90	$23.12
Net investment income	0.06 [2]	0.15 [2]	0.08 [2]	0.03	0.30	0.13 [2]	0.28
Net realized and unrealized gains (losses) on investments	4.00	7.60	4.94	(0.52)	2.49	2.14	(7.34)

Total from investment operations	4.06	7.75	5.02	(0.49)	2.79	2.27	(7.06)
Distributions to shareholders from
Net investment income	(0.09)	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)	(0.28)
Net realized gains	(2.18)	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(2.27)	(0.22)	(0.03)	(0.27)	(0.17)	(0.19)	(2.16)
Net asset value, end of period	$32.15	$30.36	$22.83	$17.84	$18.60	$15.98	$13.90
Total return[3]	13.82%	34.23%	28.18%	(2.82)%	17.55%	16.67%	(33.17)%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.29%	1.30%	1.29%	1.35%	1.35%	1.38%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%	1.23%	1.25%
Net investment income	0.36%	0.54%	0.38%	0.14%	1.80%	0.94%	0.65%
Supplemental data
Portfolio turnover rate	34%	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$72,019	$38,119	$9,545	$9,850	$10,497	$7,738	$1,273

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	15

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
CLASS C		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$29.73	$22.38	$17.60	$18.40	$15.85	$13.83	$23.08
Net investment income (loss)	(0.02)	(0.07)[2]	(0.03)	(0.13)	0.24	0.02 [2]	0.14
Net realized and unrealized gains (losses) on investments	3.89	7.49	4.81	(0.49)	2.41	2.14	(7.31)

Total from investment operations	3.87	7.42	4.78	(0.62)	2.65	2.16	(7.17)
Distributions to shareholders from
Net investment income	0.00	(0.07)	0.00	(0.18)	(0.10)	(0.14)	(0.20)
Net realized gains	(2.18)	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(2.18)	(0.07)	0.00	(0.18)	(0.10)	(0.14)	(2.08)
Net asset value, end of period	$31.42	$29.73	$22.38	$17.60	$18.40	$15.85	$13.83
Total return[3]	13.42%	33.23%	27.16%	(3.52)%	16.76%	15.81%	(33.66)%
Ratios to average net assets (annualized)
Gross expenses	2.04%	2.04%	2.06%	2.04%	2.09%	2.11%	2.01%
Net expenses	2.00%	2.00%	2.00%	2.00%	2.00%	1.98%	2.00%
Net investment income (loss)	(0.42)%	(0.25)%	(0.35)%	(0.60)%	1.64%	0.11%	(0.08)%
Supplemental data
Portfolio turnover rate	34%	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$21,957	$14,913	$2,770	$1,714	$1,604	$707	$78

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

CLASS R6	Six months ended March 31, 2014 (unaudited)	Year ended September 30, 2013[1]
Net asset value, beginning of period	$30.90	$28.69
Net investment income	0.18	0.06 [2]
Net realized and unrealized gains (losses) on investments	4.03	2.15

Total from investment operations	4.21	2.21
Distributions to shareholders from
Net investment income	(0.17)	0.00
Net realized gains	(2.18)	0.00

Total distributions to shareholders	(2.35)	0.00
Net asset value, end of period	$32.76	$30.90
Total return[3]	14.09%	7.70%
Ratios to average net assets (annualized)
Gross expenses	0.80%	0.81%
Net expenses	0.80%	0.81%
Net investment income	1.52%	0.73%
Supplemental data
Portfolio turnover rate	34%	87%
Net assets, end of period (000s omitted)	$191	$27

1.	For the period from June 28, 2013 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
ADMINISTRATOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$30.71	$23.09	$18.04	$18.80	$16.14	$13.99	$23.16
Net investment income	0.07 [2]	0.20 [2]	0.11 [2]	0.06 [2]	0.31	0.17 [2]	0.13
Net realized and unrealized gains (losses) on investments	4.06	7.67	4.99	(0.54)	2.53	2.15	(7.20)

Total from investment operations	4.13	7.87	5.10	(0.48)	2.84	2.32	(7.07)
Distributions to shareholders from
Net investment income	(0.09)	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)	(0.22)
Net realized gains	(2.18)	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(2.27)	(0.25)	(0.05)	(0.28)	(0.18)	(0.17)	(2.10)
Net asset value, end of period	$32.57	$30.71	$23.09	$18.04	$18.80	$16.14	$13.99
Total return[3]	13.89%	34.41%	28.30%	(2.72)%	17.66%	16.83%	(33.08)%
Ratios to average net assets (annualized)
Gross expenses	1.12%	1.13%	1.14%	1.13%	1.17%	1.19%	1.21%
Net expenses	1.12%	1.13%	1.13%	1.13%	1.14%	1.11%	1.15%
Net investment income	0.43%	0.71%	0.50%	0.26%	1.65%	1.21%	0.81%
Supplemental data
Portfolio turnover rate	34%	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$130,791	$117,087	$61,596	$62,122	$75,775	$95,005	$85,786

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Mid Cap Value Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INSTITUTIONAL CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$30.91	$23.15	$18.10	$18.86	$16.19	$14.05	$23.26
Net investment income	0.11	0.20 [2]	0.16	0.10	0.33	0.21 [2]	0.18
Net realized and unrealized gains (losses) on investments	4.09	7.81	5.01	(0.52)	2.56	2.14	(7.22)

Total from investment operations	4.20	8.01	5.17	(0.42)	2.89	2.35	(7.04)
Distributions to shareholders from
Net investment income	(0.16)	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)	(0.29)
Net realized gains	(2.18)	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(2.34)	(0.25)	(0.12)	(0.34)	(0.22)	(0.21)	(2.17)
Net asset value, end of period	$32.77	$30.91	$23.15	$18.10	$18.86	$16.19	$14.05
Total return[3]	14.04%	34.90%	28.65%	(2.46)%	17.97%	17.04%	(32.89)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.87%	0.86%	0.91%	0.92%	0.96%
Net expenses	0.85%	0.85%	0.87%	0.86%	0.89%	0.85%	0.90%
Net investment income	0.72%	0.72%	0.76%	0.52%	2.02%	1.46%	1.06%
Supplemental data
Portfolio turnover rate	34%	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$86,387	$66,056	$125,623	$104,360	$129,945	$131,036	$112,753

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Special Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six months ended March 31, 2014 (unaudited)	Year ended September 30				Year ended October 31
INVESTOR CLASS		2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$30.70	$23.08	$18.04	$18.80	$16.13	$13.97	$23.11
Net investment income	0.03	0.15	0.07 [2]	0.02	0.28	0.14 [2]	0.14
Net realized and unrealized gains (losses) on investments	4.08	7.67	4.99	(0.53)	2.54	2.14	(7.23)

Total from investment operations	4.11	7.82	5.06	(0.51)	2.82	2.28	(7.09)
Distributions to shareholders from
Net investment income	(0.04)	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)	(0.17)
Net realized gains	(2.18)	0.00	0.00	0.00	0.00	0.00	(1.88)

Total distributions to shareholders	(2.22)	(0.20)	(0.02)	(0.25)	(0.15)	(0.12)	(2.05)
Net asset value, end of period	$32.59	$30.70	$23.08	$18.04	$18.80	$16.13	$13.97
Total return[3]	13.82%	34.14%	28.04%	(2.88)%	17.53%	16.55%	(33.19)%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.35%	1.37%	1.36%	1.44%	1.48%	1.54%
Net expenses	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Net investment income	0.21%	0.53%	0.32%	0.08%	1.57%	1.02%	0.67%
Supplemental data
Portfolio turnover rate	34%	87%	87%	78%	84%	106%	158%
Net assets, end of period (000s omitted)	$559,990	$564,465	$315,791	$336,239	$384,509	$362,184	$374,417

1.	For the eleven months ended September 30, 2010. The Fund changed its fiscal year end from October 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	21

Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of September 30, 2013, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $275,651 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Advantage Special Mid Cap Value Fund	Notes to financial statements (unaudited)

As of March 31, 2014, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Common stocks
Consumer discretionary	$100,675,015	$0	$0	$100,675,015
Consumer staples	72,026,031	0	0	72,026,031
Energy	63,894,689	0	0	63,894,689
Financials	156,098,560	0	0	156,098,560
Health care	95,571,337	0	0	95,571,337
Industrials	166,607,417	0	0	166,607,417
Information technology	130,944,334	0	0	130,944,334
Materials	43,410,950	0	0	43,410,950
Utilities	37,771,891	0	0	37,771,891
Short-term investments
Investment companies	1,196,177	15,434,375	0	16,630,552
	$868,196,401	$15,434,375	$0	$883,630,776

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended March 31, 2014, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.70% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended March 31, 2014, the advisory fee was equivalent to an annual rate of 0.69% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class C	0.26%
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds

Notes to financial statements (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	23

Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through January 31, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.25% for Class A shares, 2.00% for Class C shares, 0.82% for Class R6 shares, 1.14% for Administrator Class shares, 0.87% for Institutional Class shares, and 1.31% for Investor Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended March 31, 2014, Wells Fargo Funds Distributor, LLC received $11,018 from the sale of Class A shares and $246 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class, and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended March 31, 2014 were $282,033,822 and $283,834,044, respectively.

6. CAPITAL SHARES

As a result of the transfer of assets from Funds Management, former program manager of the 529 college savings plans for the State of Wisconsin, to a new program manager, the Fund redeemed assets from its Institutional Class on October 26, 2012 with a value of $106,263,279 representing 20.72% of the Fund. This amount is reflected in the Statement of Changes in Net Assets for the year ended September 30, 2013.

7. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended March 31, 2014, the Fund paid $645 in commitment fees.

For the six months ended March 31, 2014, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 132 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

26	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

1.	Nancy Wiser acts as Treasurer of 73 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 59 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on March 27-28, 2014 (the “Meeting”), the Board reviewed: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Special Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management, for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with the Sub-Adviser are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of the continuation of advisory agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2013. The Board also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, Russell Midcap® Value Index, for all periods under review.

28	Wells Fargo Advantage Special Mid Cap Value Fund	Other information (unaudited)

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all classes.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were in range of the average rates for the Fund’s expense Groups for all share classes except the Investor Class. However, the Board viewed favorably the fact that the net operating expense ratios of each share class of the Fund, including the Investor Class, were in range of the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board did not receive or consider to be necessary separate profitability information with respect to the Sub-Adviser, because its profitability information was subsumed in the collective Wells Fargo profitability analysis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory fee and administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The

Other information (unaudited)	Wells Fargo Advantage Special Mid Cap Value Fund	29

Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Adviser is reasonable.

30	Wells Fargo Advantage Special Mid Cap Value Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

224314 05-14 SA234/SAR234 03-14

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	May 22, 2014

By:	/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	May 22, 2014

By:	/s/ Jeremy DePalma
Jeremy DePalma
Treasurer

Date:	May 22, 2014